John Hancock
Multifactor ETFs
Quarterly portfolio holdings 1/31/20

Funds' investments
MULTIFACTOR CONSUMER DISCRETIONARY ETF

As of 1-31-20 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 99.9%		$39,796,363
(Cost $36,157,164)
Communication services – 1.0%		399,254
Entertainment – 1.0%
Cinemark Holdings, Inc. (A)	3,237	101,998
Roku, Inc. (B)	1,221	147,680
The Madison Square Garden Company, Class A (B)	505	149,576
Consumer discretionary – 91.6%		36,470,069
Automobiles – 6.3%
Ford Motor Company	53,426	471,217
General Motors Company	21,801	727,935
Harley-Davidson, Inc.	4,340	144,956
Tesla, Inc. (B)	1,797	1,169,074
Distributors – 1.7%
Genuine Parts Company	4,294	401,790
LKQ Corp. (B)	7,848	256,512
Diversified consumer services – 2.3%
Bright Horizons Family Solutions, Inc. (B)	1,487	243,467
Chegg, Inc. (B)	2,960	122,041
frontdoor, Inc. (B)	1,754	74,685
Grand Canyon Education, Inc. (B)	1,321	103,408
H&R Block, Inc.	8,785	203,812
Laureate Education, Inc., Class A (B)	2,753	57,373
ServiceMaster Global Holdings, Inc. (B)	3,625	130,681
Hotels, restaurants and leisure – 23.0%
Caesars Entertainment Corp. (B)	15,302	209,178
Carnival Corp.	4,107	178,778
Chipotle Mexican Grill, Inc. (B)	633	548,659
Choice Hotels International, Inc.	867	86,873
Churchill Downs, Inc.	990	142,936
Cracker Barrel Old Country Store, Inc. (A)	924	141,307
Darden Restaurants, Inc.	3,924	456,871
Domino's Pizza, Inc.	870	245,123
Dunkin' Brands Group, Inc.	1,806	141,031
Hilton Worldwide Holdings, Inc.	6,482	698,760
Hyatt Hotels Corp., Class A	1,164	98,405
Las Vegas Sands Corp.	7,268	474,673
Marriott International, Inc., Class A	3,934	550,996
Marriott Vacations Worldwide Corp.	1,020	122,645
McDonald's Corp.	5,619	1,202,297
MGM Resorts International	12,370	384,212
Norwegian Cruise Line Holdings, Ltd. (B)	6,635	357,295
Planet Fitness, Inc., Class A (B)	2,033	164,246
Royal Caribbean Cruises, Ltd.	5,081	594,883
Six Flags Entertainment Corp.	1,611	61,427
Starbucks Corp.	8,687	736,918
Texas Roadhouse, Inc.	1,785	111,563
The Wendy's Company	5,417	117,386
Vail Resorts, Inc.	971	227,709
MULTIFACTOR CONSUMER DISCRETIONARY ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Wyndham Destinations, Inc.	2,303	$111,765
Wyndham Hotels & Resorts, Inc.	2,732	156,188
Wynn Resorts, Ltd.	3,568	450,139
Yum! Brands, Inc.	3,587	379,397
Household durables – 2.7%
Garmin, Ltd.	3,575	346,596
Helen of Troy, Ltd. (B)	665	125,718
Mohawk Industries, Inc. (B)	1,149	151,300
Tempur Sealy International, Inc. (B)	1,714	157,037
Whirlpool Corp.	2,080	304,034
Internet and direct marketing retail – 11.8%
Amazon.com, Inc. (B)	1,255	2,520,943
Booking Holdings, Inc. (B)	540	988,497
Chewy, Inc., Class A (A)(B)	640	16,966
eBay, Inc.	16,913	567,600
Etsy, Inc. (B)	2,353	114,850
Expedia Group, Inc.	3,508	380,443
Wayfair, Inc., Class A (A)(B)	1,049	98,291
Leisure products – 1.4%
Hasbro, Inc.	3,084	314,167
Polaris, Inc.	2,435	223,630
Multiline retail – 7.0%
Dollar General Corp.	3,809	584,339
Dollar Tree, Inc. (B)	7,642	665,389
Kohl's Corp.	5,757	246,112
Macy's, Inc. (A)	8,274	131,970
Nordstrom, Inc.	5,878	216,663
Ollie's Bargain Outlet Holdings, Inc. (A)(B)	1,490	79,030
Target Corp.	7,872	871,745
Specialty retail – 26.0%
Aaron's, Inc.	1,780	105,661
Advance Auto Parts, Inc.	2,150	283,263
AutoNation, Inc. (B)	2,088	88,615
AutoZone, Inc. (B)	558	590,342
Best Buy Company, Inc.	10,325	874,424
Burlington Stores, Inc. (B)	2,003	435,592
CarMax, Inc. (B)	5,455	529,353
Carvana Company (A)(B)	745	59,041
Five Below, Inc. (B)	1,629	184,435
Floor & Decor Holdings, Inc., Class A (B)	1,593	78,551
Foot Locker, Inc.	3,125	118,656
L Brands, Inc.	3,531	81,778
Lowe's Companies, Inc.	7,544	876,915
O'Reilly Automotive, Inc. (B)	2,046	830,881
Ross Stores, Inc.	7,925	889,106
The Gap, Inc.	6,475	112,730
The Home Depot, Inc.	8,017	1,828,678
The TJX Companies, Inc.	15,459	912,699
Tiffany & Company	3,326	445,751
2	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS' INVESTMENTS

MULTIFACTOR CONSUMER DISCRETIONARY ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Specialty retail (continued)
Tractor Supply Company	3,781	$351,444
Ulta Beauty, Inc. (B)	1,768	473,665
Williams-Sonoma, Inc.	2,836	198,747
Textiles, apparel and luxury goods – 9.4%
Capri Holdings, Ltd. (B)	3,758	112,590
Carter's, Inc.	1,282	135,982
Columbia Sportswear Company	962	90,351
Deckers Outdoor Corp. (B)	1,007	192,246
Hanesbrands, Inc. (A)	18,533	255,014
Levi Strauss & Company, Class A (A)	1,135	22,291
Lululemon Athletica, Inc. (B)	2,767	662,392
NIKE, Inc., Class B	11,095	1,068,449
PVH Corp.	1,512	131,801
Ralph Lauren Corp.	1,510	171,385
Skechers U.S.A., Inc., Class A (B)	3,578	133,781
Tapestry, Inc.	5,451	140,472
Under Armour, Inc., Class A (A)(B)	5,179	104,512
Under Armour, Inc., Class C (B)	5,371	96,463
VF Corp.	5,280	438,082
Consumer staples – 1.5%		603,183
Personal products – 1.5%
Coty, Inc., Class A	7,565	77,617
The Estee Lauder Companies, Inc., Class A	2,693	525,566
Industrials – 5.8%		2,323,857
Building products – 1.8%
Allegion PLC	3,477	449,646
Fortune Brands Home & Security, Inc.	3,709	254,845
Commercial services and supplies – 2.1%
Copart, Inc. (B)	6,383	647,619
Rollins, Inc.	4,935	187,283
Machinery – 1.6%
Stanley Black & Decker, Inc.	4,042	644,012
Road and rail – 0.3%
Lyft, Inc., Class A (B)	1,003	47,622
Uber Technologies, Inc. (B)	2,558	92,830

SHORT-TERM INVESTMENTS – 2.3%		$899,612
(Cost $899,540)
Short-term funds – 2.3%		899,612
John Hancock Collateral Trust, 1.6984% (C)(D)	85,128	851,943

State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.5121% (C)	47,669	47,669
Total investments (Multifactor Consumer Discretionary ETF) (Cost $37,056,704) 102.2%		$40,695,975
Other assets and liabilities, net (2.2%)		(874,687)
Total net assets 100.0%		$39,821,288

MULTIFACTOR CONSUMER DISCRETIONARY ETF (continued)

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	All or a portion of this security is on loan as of 1-31-20. The value of securities on loan amounted to $795,418.
(B)	Non-income producing security.
(C)	The rate shown is the annualized seven-day yield as of 1-31-20.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
MULTIFACTOR CONSUMER STAPLES ETF

As of 1-31-20 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 99.9%		$30,444,888
(Cost $28,223,481)
Consumer discretionary – 1.1%		348,864
Household durables – 1.1%
Newell Brands, Inc.	17,863	348,864
Consumer staples – 95.4%		29,069,393
Beverages – 20.4%
Brown-Forman Corp., Class A	3,311	212,798
Brown-Forman Corp., Class B	9,493	642,107
Constellation Brands, Inc., Class A	2,992	563,394
Keurig Dr. Pepper, Inc. (A)	5,452	155,546
Molson Coors Beverage Company, Class B	7,066	392,728
Monster Beverage Corp. (B)	6,961	463,603
PepsiCo, Inc.	12,776	1,814,448
The Boston Beer Company, Inc., Class A (B)	366	130,435
The Coca-Cola Company	31,736	1,853,382
Food and staples retailing – 22.5%
Casey's General Stores, Inc.	1,724	277,323
Costco Wholesale Corp.	5,321	1,625,672
Performance Food Group Company (B)	4,533	234,764
Sysco Corp.	9,283	762,506
The Kroger Company	48,866	1,312,541
US Foods Holding Corp. (B)	9,960	400,093
Walgreens Boots Alliance, Inc.	9,745	495,533
Walmart, Inc.	15,288	1,750,323
Food products – 28.9%
Archer-Daniels-Midland Company	20,974	938,796
Beyond Meat, Inc. (A)(B)	315	34,782
Bunge, Ltd.	5,266	276,096
Campbell Soup Company	8,738	422,832
Conagra Brands, Inc.	18,632	613,365
Flowers Foods, Inc.	6,429	138,416
General Mills, Inc.	12,566	656,197
Hormel Foods Corp. (A)	9,451	446,654
Ingredion, Inc.	2,779	244,552
Kellogg Company	10,443	712,317
Lamb Weston Holdings, Inc.	4,257	388,707
Lancaster Colony Corp.	817	126,349
McCormick & Company, Inc.	4,174	681,906
McCormick & Company, Inc.	348	57,065
SEE NOTES TO FUNDS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	3

MULTIFACTOR CONSUMER STAPLES ETF (continued)

	Shares or Principal Amount	Value
Consumer staples (continued)
Food products (continued)
Mondelez International, Inc., Class A	17,847	$1,024,061
Pilgrim's Pride Corp. (B)	2,709	70,569
Post Holdings, Inc. (B)	3,685	385,340
Seaboard Corp.	11	42,412
The Hershey Company	2,963	459,769
The J.M. Smucker Company	4,127	427,598
The Kraft Heinz Company	6,164	179,989
Tyson Foods, Inc., Class A	5,768	476,610
Household products – 15.0%
Church & Dwight Company, Inc.	8,658	642,597
Colgate-Palmolive Company	8,706	642,329
Kimberly-Clark Corp.	5,059	724,651
The Clorox Company	4,730	744,076
The Procter & Gamble Company	14,529	1,810,604
Personal products – 0.4%
Herbalife Nutrition, Ltd. (B)	3,251	126,301
Tobacco – 8.2%
Altria Group, Inc.	25,789	1,225,751
Philip Morris International, Inc.	15,254	1,261,506
Materials – 3.4%		1,026,631
Chemicals – 3.4%
Corteva, Inc.	35,499	1,026,631

SHORT-TERM INVESTMENTS – 2.1%		$623,226
(Cost $623,160)
Short-term funds – 2.1%		623,226
John Hancock Collateral Trust, 1.6984% (C)(D)	59,374	594,202

State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.5121% (C)	29,024	29,024
Total investments (Multifactor Consumer Staples ETF) (Cost $28,846,641) 102.0%		$31,068,114
Other assets and liabilities, net (2.0%)		(599,427)
Total net assets 100.0%		$30,468,687

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	All or a portion of this security is on loan as of 1-31-20. The value of securities on loan amounted to $573,163.
(B)	Non-income producing security.
(C)	The rate shown is the annualized seven-day yield as of 1-31-20.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
MULTIFACTOR DEVELOPED INTERNATIONAL ETF

As of 1-31-20 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS - 99.0%		$490,581,020
(Cost $445,031,500)
Australia - 6.9%		34,443,268
AGL Energy, Ltd.	80,106	1,069,858
Alumina, Ltd.	38,295	55,888
APA Group	79,704	604,544
Aristocrat Leisure, Ltd.	18,539	449,276
ASX, Ltd.	9,066	519,951
Aurizon Holdings, Ltd.	211,136	764,676
Australia & New Zealand Banking Group, Ltd.	71,395	1,230,731
BHP Group PLC	65,284	1,428,381
BHP Group, Ltd.	80,038	2,111,108
BlueScope Steel, Ltd.	55,515	529,594
Brambles, Ltd.	83,817	708,685
CIMIC Group, Ltd.	7,132	139,846
Cochlear, Ltd.	4,115	664,096
Coles Group, Ltd.	35,010	387,890
Commonwealth Bank of Australia	40,695	2,322,760
Computershare, Ltd.	32,271	388,653
Crown Resorts, Ltd.	27,100	212,262
CSL, Ltd.	12,294	2,568,239
Dexus	29,727	253,137
Evolution Mining, Ltd.	66,148	164,289
Fortescue Metals Group, Ltd.	119,545	911,535
Goodman Group	27,643	275,548
Insurance Australia Group, Ltd.	53,327	252,754
Lendlease Group	45,323	549,787
Macquarie Group, Ltd.	14,631	1,417,982
Magellan Financial Group, Ltd.	5,275	237,554
Medibank Pvt., Ltd.	211,857	439,666
Mirvac Group	102,892	234,196
National Australia Bank, Ltd.	62,541	1,082,708
Newcrest Mining, Ltd.	13,266	262,254
Oil Search, Ltd.	104,604	506,996
Orica, Ltd.	15,577	238,072
Origin Energy, Ltd.	116,862	641,513
Qantas Airways, Ltd.	84,368	362,038
QBE Insurance Group, Ltd.	93,973	865,015
Ramsay Health Care, Ltd.	9,167	486,038
REA Group, Ltd.	3,699	282,545
Santos, Ltd.	258,598	1,504,399
Scentre Group	57,750	149,230
Sonic Healthcare, Ltd.	22,015	466,750
South32, Ltd.	154,925	273,806
Stockland	82,701	272,392
Suncorp Group, Ltd.	40,570	349,272
Sydney Airport	17,523	98,421
Tabcorp Holdings, Ltd.	132,017	414,496
Telstra Corp., Ltd.	135,680	348,791
The GPT Group	54,411	218,553
TPG Telecom, Ltd.	13,213	66,164
4	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS' INVESTMENTS

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Australia (continued)
Transurban Group	28,270	$297,128
Treasury Wine Estates, Ltd.	24,165	210,790
Vicinity Centres	87,730	149,176
Wesfarmers, Ltd.	23,542	712,518
Westpac Banking Corp.	89,004	1,496,743
WiseTech Global, Ltd. (A)	5,523	92,545
Woodside Petroleum, Ltd.	28,920	672,390
Woolworths Group, Ltd.	36,760	1,029,639
Austria - 0.2%		875,913
ANDRITZ AG	2,208	87,012
Erste Group Bank AG (B)	7,774	285,678
OMV AG	4,329	215,835
Raiffeisen Bank International AG	5,688	129,851
Telekom Austria AG	2,954	23,734
Verbund AG	741	39,187
voestalpine AG	3,895	94,616
Belgium - 1.2%		5,776,667
Ackermans & van Haaren NV	2,443	391,210
Ageas	18,872	1,040,888
Anheuser-Busch InBev SA	18,699	1,417,815
Colruyt SA	4,348	217,553
Elia System Operator SA	2,995	288,758
Galapagos NV (B)	705	157,446
Galapagos NV (Euronext Amsterdam) (B)	521	116,687
KBC Group NV	8,022	589,050
Proximus SADP	12,127	345,655
Solvay SA	3,284	340,423
Telenet Group Holding NV	1,356	63,084
UCB SA	3,838	353,362
Umicore SA	9,871	454,736
Chile - 0.0%		253,236
Antofagasta PLC	23,365	253,236
Denmark - 1.9%		9,329,690
A.P. Moller - Maersk A/S, Series A	158	178,072
A.P. Moller - Maersk A/S, Series B	140	168,000
Carlsberg A/S, Class B	3,214	470,136
Chr. Hansen Holding A/S	6,594	491,664
Coloplast A/S, B Shares	2,549	321,680
Danske Bank A/S	16,844	282,009
Demant A/S (A)(B)	5,877	190,864
DSV Panalpina A/S	8,134	884,887
Genmab A/S (B)	3,506	809,775
H Lundbeck A/S	6,723	285,935
Novo Nordisk A/S, B Shares	42,596	2,605,656
Novozymes A/S, B Shares	17,831	930,506
Orsted A/S (C)	3,764	410,820
Tryg A/S	6,022	182,535
Vestas Wind Systems A/S	11,197	1,117,151
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Finland - 1.1%		$5,558,751
Elisa OYJ	10,334	622,309
Fortum OYJ	13,143	318,393
Kesko OYJ, A Shares	1,242	78,454
Kesko OYJ, B Shares	3,981	269,293
Kone OYJ, Class B	10,525	679,533
Neste OYJ	11,584	460,606
Nokia OYJ (B)	86,328	336,706
Nordea Bank ABP	77,688	613,419
Sampo OYJ, A Shares	9,320	422,123
Stora Enso OYJ, R Shares	41,209	537,054
UPM-Kymmene OYJ	27,359	865,008
Wartsila OYJ ABP	28,994	355,853
France - 10.5%		52,049,379
Aeroports de Paris	2,267	429,602
Air Liquide SA	13,649	1,977,702
Airbus SE	13,082	1,931,644
AXA SA	54,997	1,467,620
BNP Paribas SA	26,235	1,396,843
Bouygues SA	38,975	1,543,254
Capgemini SE	10,377	1,292,002
Carrefour SA	17,194	291,628
Cie de Saint-Gobain	38,366	1,455,577
Cie Generale des Etablissements Michelin SCA	25,038	2,913,447
Credit Agricole SA	77,594	1,051,654
Danone SA	14,047	1,127,043
Dassault Systemes SE	4,447	772,244
Electricite de France SA	47,985	593,189
Engie SA	114,905	1,981,375
EssilorLuxottica SA	5,091	757,418
Hermes International	657	492,624
Kering SA	1,570	965,630
Legrand SA	20,951	1,680,976
L'Oreal SA	3,053	852,262
LVMH Moet Hennessy Louis Vuitton SE	6,828	2,991,153
Orange SA	281,067	3,988,482
Pernod Ricard SA	2,234	387,450
Peugeot SA	89,948	1,855,052
Renault SA	18,648	728,363
Safran SA	10,669	1,725,624
Sanofi	22,738	2,190,988
Schneider Electric SE	28,766	2,885,641
Societe Generale SA	22,513	729,132
Sodexo SA (A)	7,093	743,600
Thales SA	8,244	906,474
TOTAL SA	70,541	3,450,972
Unibail-Rodamco-Westfield	5,898	801,334
Vinci SA	15,800	1,754,458
Vivendi SA	70,590	1,936,922
Germany - 8.2%		40,759,923
adidas AG	3,988	1,263,094
SEE NOTES TO FUNDS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	5

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Germany (continued)
Allianz SE	11,047	$2,642,498
BASF SE	26,664	1,804,561
Bayer AG	38,955	3,153,564
Bayerische Motoren Werke AG	20,363	1,451,915
Beiersdorf AG	3,089	350,539
Continental AG	3,616	412,507
Daimler AG	26,831	1,243,035
Deutsche Bank AG	125,209	1,149,460
Deutsche Boerse AG	5,611	914,373
Deutsche Post AG	22,669	793,221
Deutsche Telekom AG	95,234	1,541,493
Deutsche Wohnen SE	39,168	1,658,109
E.ON SE	203,814	2,312,875
Evonik Industries AG	24,159	663,167
Fresenius Medical Care AG & Company KGaA	20,874	1,612,340
Fresenius SE & Company KGaA	5,454	278,785
Hannover Rueck SE	2,956	574,910
Hapag-Lloyd AG (C)	638	52,462
HeidelbergCement AG	13,231	898,524
Henkel AG & Company KGaA	1,486	137,507
Infineon Technologies AG	86,228	1,870,641
Knorr-Bremse AG	2,144	234,058
Merck KGaA	1,553	199,468
MTU Aero Engines AG	2,836	862,400
Muenchener Rueckversicherungs-Gesellschaft AG	4,548	1,342,177
RWE AG	27,675	961,180
SAP SE	12,294	1,605,205
Siemens AG	10,829	1,339,758
Siemens Healthineers AG (C)	2,919	137,416
Symrise AG	7,003	721,282
Traton SE (B)	2,860	72,850
TUI AG	26,847	275,474
Volkswagen AG	1,853	340,059
Vonovia SE	83,903	4,792,257
Wirecard AG	6,624	977,784
Zalando SE (B)(C)	2,472	118,975
Hong Kong - 3.3%		16,170,668
AIA Group, Ltd.	203,524	2,037,887
BOC Hong Kong Holdings, Ltd.	120,295	402,021
CK Asset Holdings, Ltd.	145,396	939,984
CK Hutchison Holdings, Ltd.	121,273	1,082,334
CK Infrastructure Holdings, Ltd.	37,929	266,215
CLP Holdings, Ltd.	91,571	956,997
Dairy Farm International Holdings, Ltd.	21,900	112,785
Galaxy Entertainment Group, Ltd.	63,641	422,093
Hang Lung Properties, Ltd.	163,000	343,427
Hang Seng Bank, Ltd.	32,789	668,034
Henderson Land Development Company, Ltd.	77,398	350,862
HKT Trust & HKT, Ltd.	493,337	739,539
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Hong Kong (continued)
Hong Kong & China Gas Company, Ltd.	176,484	$340,017
Hong Kong Exchanges & Clearing, Ltd.	37,020	1,233,857
Hongkong Land Holdings, Ltd.	76,400	407,212
Link REIT	39,526	402,137
MTR Corp., Ltd.	47,005	265,750
New World Development Company, Ltd.	802,060	1,013,305
Power Assets Holdings, Ltd.	100,073	725,587
Sino Land Company, Ltd.	318,927	437,837
Sun Hung Kai Properties, Ltd.	42,162	593,479
Swire Pacific, Ltd., Class A	38,664	342,827
Swire Pacific, Ltd., Class B	68,128	97,039
Swire Properties, Ltd.	81,601	255,368
Techtronic Industries Company, Ltd.	99,077	803,217
Wharf Real Estate Investment Company, Ltd.	81,992	427,652
Wheelock & Company, Ltd.	82,001	503,206
Ireland - 1.0%		4,840,205
AIB Group PLC	12,018	35,347
CRH PLC	26,856	1,009,521
DCC PLC	4,670	377,486
Experian PLC	27,990	972,959
ICON PLC (B)	1,674	282,270
James Hardie Industries PLC	26,837	571,320
Kerry Group PLC, Class A	1,937	247,501
Kingspan Group PLC	8,031	495,283
Smurfit Kappa Group PLC	24,478	848,518
Israel - 0.3%		1,682,051
Azrieli Group, Ltd.	704	52,058
Bank Hapoalim BM	30,916	266,714
Bank Leumi Le-Israel BM	50,898	367,959
Check Point Software Technologies, Ltd. (A)(B)	2,392	273,430
Elbit Systems, Ltd.	846	130,024
Israel Chemicals, Ltd.	12,019	50,921
Mellanox Technologies, Ltd. (B)	669	80,882
Nice, Ltd. (B)	1,141	197,862
Teva Pharmaceutical Industries, Ltd. (B)	22,706	231,969
Wix.com, Ltd. (B)	212	30,232
Italy - 2.1%		10,534,468
Assicurazioni Generali SpA	23,998	467,932
Atlantia SpA	5,712	140,337
Davide Campari-Milano SpA	27,949	270,395
DiaSorin SpA	1,533	188,575
Enel SpA	159,990	1,392,699
Eni SpA	123,435	1,731,497
Ferrari NV	3,715	627,837
FinecoBank Banca Fineco SpA	34,360	402,672
Hera SpA	31,490	143,148
Infrastrutture Wireless Italiane SpA (C)	4,048	42,056
Intesa Sanpaolo SpA	291,158	724,536
Leonardo SpA	44,033	545,555
6	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS' INVESTMENTS

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Italy (continued)
Mediobanca Banca di Credito Finanziario SpA	58,306	$582,308
Moncler SpA	12,124	523,997
Poste Italiane SpA (C)	5,856	67,168
Prysmian SpA	12,247	272,528
Recordati SpA	7,344	314,395
Snam SpA	37,977	203,571
Telecom Italia SpA (A)(B)	1,071,858	578,237
Terna Rete Elettrica Nazionale SpA	98,611	688,032
UniCredit SpA	38,598	516,799
UnipolSai Assicurazioni SpA (A)	41,089	110,194
Japan - 25.0%		123,828,337
ABC-Mart, Inc.	1,400	90,935
Acom Company, Ltd.	15,100	71,888
Advantest Corp.	8,900	482,013
Aeon Company, Ltd.	19,700	409,595
AGC, Inc.	12,600	436,527
Aisin Seiki Company, Ltd.	12,000	409,097
Ajinomoto Company, Inc.	14,800	246,473
Alfresa Holdings Corp.	6,000	123,283
Alps Alpine Company, Ltd.	13,700	253,055
ANA Holdings, Inc.	8,700	274,842
Asahi Group Holdings, Ltd.	8,300	389,480
Asahi Intecc Company, Ltd.	9,900	278,134
Asahi Kasei Corp.	49,400	518,681
Astellas Pharma, Inc.	36,300	653,256
Bandai Namco Holdings, Inc.	6,101	359,018
Bridgestone Corp.	35,200	1,266,921
Brother Industries, Ltd.	16,000	319,306
Calbee, Inc.	6,500	215,297
Canon, Inc.	21,200	564,597
Central Japan Railway Company	7,444	1,482,481
Chubu Electric Power Company, Inc.	19,500	267,712
Chugai Pharmaceutical Company, Ltd.	3,800	394,953
Coca-Cola Bottlers Japan Holdings, Inc.	6,800	181,505
Concordia Financial Group, Ltd.	89,100	344,447
CyberAgent, Inc.	5,600	228,113
Dai Nippon Printing Company, Ltd.	24,624	691,794
Daifuku Company, Ltd.	7,400	459,492
Dai-ichi Life Holdings, Inc.	33,300	508,786
Daiichi Sankyo Company, Ltd.	7,100	487,439
Daikin Industries, Ltd.	6,447	930,007
Daito Trust Construction Company, Ltd.	3,786	450,785
Daiwa House Industry Company, Ltd.	26,900	858,983
Daiwa House REIT Investment Corp.	33	88,144
Daiwa Securities Group, Inc.	92,000	474,579
Denso Corp.	10,000	419,062
Dentsu Group, Inc.	4,300	145,205
Disco Corp.	1,298	309,455
East Japan Railway Company	18,800	1,682,521
Eisai Company, Ltd.	3,272	251,442
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Japan (continued)
Electric Power Development Company, Ltd.	14,600	$333,934
FamilyMart Company, Ltd.	3,300	73,316
FANUC Corp.	2,470	463,075
Fast Retailing Company, Ltd.	1,619	886,391
Fuji Electric Company, Ltd.	5,993	181,916
FUJIFILM Holdings Corp.	12,300	622,348
Fujitsu, Ltd.	2,300	246,478
GMO Payment Gateway, Inc.	2,000	131,199
Hakuhodo DY Holdings, Inc.	12,400	180,305
Hamamatsu Photonics KK	4,600	199,474
Hankyu Hanshin Holdings, Inc.	24,900	1,026,923
Hikari Tsushin, Inc.	641	159,740
Hino Motors, Ltd.	38,300	366,091
Hirose Electric Company, Ltd.	1,305	165,556
Hisamitsu Pharmaceutical Company, Inc.	1,800	93,334
Hitachi Chemical Company, Ltd.	4,600	195,018
Hitachi Construction Machinery Company, Ltd.	12,400	342,649
Hitachi High-Technologies Corp.	2,100	153,453
Hitachi Metals, Ltd.	21,900	343,902
Hitachi, Ltd.	28,700	1,120,090
Honda Motor Company, Ltd.	50,754	1,325,687
Hoshizaki Corp.	2,600	242,284
Hoya Corp.	11,800	1,154,034
Hulic Company, Ltd.	13,400	164,927
Idemitsu Kosan Company, Ltd.	23,459	598,460
Iida Group Holdings Company, Ltd.	10,300	176,759
Inpex Corp.	31,300	297,593
Isuzu Motors, Ltd.	28,900	291,440
ITOCHU Corp.	43,300	1,025,921
Itochu Techno-Solutions Corp.	4,500	134,728
Japan Airlines Company, Ltd.	8,700	248,434
Japan Exchange Group, Inc.	36,900	675,459
Japan Post Bank Company, Ltd.	8,200	76,867
Japan Post Holdings Company, Ltd.	25,400	233,483
Japan Post Insurance Company, Ltd.	1,300	22,225
Japan Real Estate Investment Corp.	40	291,922
Japan Retail Fund Investment Corp.	57	121,852
Japan Tobacco, Inc.	28,500	608,996
JFE Holdings, Inc.	15,500	188,056
JSR Corp.	7,800	142,924
JTEKT Corp.	39,000	426,037
JXTG Holdings, Inc.	97,800	423,016
Kajima Corp.	48,400	627,858
Kansai Paint Company, Ltd.	6,600	161,126
Kao Corp.	14,800	1,199,184
KDDI Corp.	51,300	1,548,206
Keikyu Corp.	10,700	200,011
Keio Corp.	5,270	305,352
Keisei Electric Railway Company, Ltd.	6,000	219,772
Keyence Corp.	2,070	713,714
Kikkoman Corp.	5,000	247,728
SEE NOTES TO FUNDS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	7

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Japan (continued)
Kintetsu Group Holdings Company, Ltd.	15,100	$803,866
Kirin Holdings Company, Ltd.	26,300	585,402
Kobayashi Pharmaceutical Company, Ltd.	1,400	114,831
Koito Manufacturing Company, Ltd.	7,100	315,417
Komatsu, Ltd.	17,700	402,878
Konami Holdings Corp.	6,400	250,367
Kose Corp.	1,100	149,495
Kubota Corp.	21,600	346,864
Kuraray Company, Ltd.	35,800	440,956
Kyocera Corp.	10,200	684,549
Kyowa Kirin Company, Ltd.	7,600	181,331
Kyushu Electric Power Company, Inc.	64,200	533,100
Kyushu Railway Company	4,000	132,306
Lawson, Inc.	5,100	298,325
LINE Corp. (B)	1,600	79,125
Lion Corp.	11,300	218,108
LIXIL Group Corp.	29,200	494,637
M3, Inc.	12,500	371,361
Makita Corp.	3,000	117,775
Marubeni Corp.	50,900	373,444
Mazda Motor Corp.	61,700	531,695
Medipal Holdings Corp.	4,900	105,609
MEIJI Holdings Company, Ltd.	3,900	277,788
MINEBEA MITSUMI, Inc.	27,700	558,677
MISUMI Group, Inc.	13,300	340,031
Mitsubishi Chemical Holdings Corp.	102,600	757,300
Mitsubishi Corp.	43,200	1,125,189
Mitsubishi Electric Corp.	34,800	496,065
Mitsubishi Estate Company, Ltd.	15,100	299,813
Mitsubishi Heavy Industries, Ltd.	13,600	504,926
Mitsubishi Motors Corp.	11,900	45,345
Mitsubishi UFJ Financial Group, Inc.	324,870	1,704,005
Mitsubishi UFJ Lease & Finance Company, Ltd.	67,300	430,929
Mitsui & Company, Ltd.	51,800	936,974
Mitsui Chemicals, Inc.	28,800	652,341
Mitsui Fudosan Company, Ltd.	19,400	521,134
Mizuho Financial Group, Inc.	560,000	839,600
MonotaRO Company, Ltd.	7,700	189,827
MS&AD Insurance Group Holdings, Inc.	13,500	455,501
Murata Manufacturing Company, Ltd.	11,200	653,906
Nagoya Railroad Company, Ltd.	8,300	246,201
NEC Corp.	8,003	363,286
Nexon Company, Ltd. (B)	4,600	63,025
NGK Insulators, Ltd.	18,100	310,114
NH Foods, Ltd.	4,192	186,616
Nidec Corp.	3,200	414,522
Nikon Corp.	29,100	359,505
Nintendo Company, Ltd.	1,417	533,017
Nippon Building Fund, Inc.	22	178,217
Nippon Express Company, Ltd.	11,000	585,598
Nippon Paint Holdings Company, Ltd.	1,900	92,559
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Japan (continued)
Nippon Prologis REIT, Inc.	36	$103,631
Nippon Shinyaku Company, Ltd.	1,200	108,281
Nippon Steel Corp.	24,400	345,677
Nippon Telegraph & Telephone Corp.	86,366	2,220,407
Nissan Chemical Corp.	8,600	363,805
Nissan Motor Company, Ltd.	74,100	409,863
Nisshin Seifun Group, Inc.	9,600	166,340
Nissin Foods Holdings Company, Ltd.	2,516	191,744
Nitori Holdings Company, Ltd.	2,501	391,931
Nitto Denko Corp.	3,494	199,547
Nomura Holdings, Inc.	87,300	456,133
Nomura Real Estate Master Fund, Inc.	115	202,445
Nomura Research Institute, Ltd.	10,900	243,373
NSK, Ltd.	47,600	408,872
NTT Data Corp.	18,100	259,681
NTT DOCOMO, Inc.	35,700	1,023,388
Obayashi Corp.	95,100	1,064,320
Obic Company, Ltd.	800	110,790
Odakyu Electric Railway Company, Ltd.	22,500	505,697
Oji Holdings Corp.	95,200	497,146
Olympus Corp.	36,200	596,013
Omron Corp.	2,600	153,767
Ono Pharmaceutical Company, Ltd.	5,065	118,675
Oracle Corp. Japan	1,100	96,822
Oriental Land Company, Ltd.	2,500	328,920
ORIX Corp.	39,100	670,275
Orix JREIT, Inc.	46	97,318
Osaka Gas Company, Ltd.	41,300	707,608
Otsuka Corp.	7,000	277,714
Otsuka Holdings Company, Ltd.	7,500	339,969
Pan Pacific International Holdings Corp.	29,000	472,787
Panasonic Corp.	72,504	737,181
PeptiDream, Inc. (B)	5,400	261,069
Persol Holdings Company, Ltd.	6,400	117,212
Pigeon Corp.	3,600	130,036
Pola Orbis Holdings, Inc.	5,500	121,636
Rakuten, Inc.	15,900	125,575
Recruit Holdings Company, Ltd.	22,900	909,366
Renesas Electronics Corp. (B)	13,400	87,903
Resona Holdings, Inc.	68,200	286,870
Ricoh Company, Ltd.	54,500	633,072
Rohm Company, Ltd.	5,400	401,070
Ryohin Keikaku Company, Ltd.	16,900	287,215
Santen Pharmaceutical Company, Ltd.	13,000	246,602
SBI Holdings, Inc.	16,400	390,084
Secom Company, Ltd.	2,661	238,467
Seibu Holdings, Inc.	15,500	244,688
Seiko Epson Corp.	23,400	349,753
Sekisui Chemical Company, Ltd.	60,100	1,021,952
Sekisui House, Ltd.	19,300	420,421
Seven & i Holdings Company, Ltd.	32,800	1,276,169
8	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS' INVESTMENTS

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Japan (continued)
SG Holdings Company, Ltd.	8,200	$175,901
Sharp Corp.	2,600	36,511
Shimadzu Corp.	8,400	241,805
Shimano, Inc.	986	153,379
Shimizu Corp.	60,900	636,617
Shin-Etsu Chemical Company, Ltd.	6,998	820,958
Shionogi & Company, Ltd.	6,171	373,784
Shiseido Company, Ltd.	7,977	521,594
Showa Denko KK	12,800	315,911
SMC Corp.	745	331,516
Softbank Corp.	26,300	363,010
SoftBank Group Corp.	67,036	2,798,089
Sohgo Security Services Company, Ltd.	2,100	110,633
Sompo Holdings, Inc.	9,500	362,260
Sony Corp.	26,400	1,879,921
Sony Financial Holdings, Inc.	7,200	169,263
Stanley Electric Company, Ltd.	10,000	263,505
Subaru Corp.	17,800	453,273
Sumitomo Chemical Company, Ltd.	217,200	945,873
Sumitomo Corp.	35,600	538,015
Sumitomo Dainippon Pharma Company, Ltd. (A)	7,900	138,706
Sumitomo Electric Industries, Ltd.	41,300	563,953
Sumitomo Metal Mining Company, Ltd.	14,500	423,287
Sumitomo Mitsui Financial Group, Inc.	37,300	1,336,654
Sumitomo Mitsui Trust Holdings, Inc.	7,575	285,360
Sumitomo Realty & Development Company, Ltd.	4,300	160,677
Sundrug Company, Ltd.	4,700	161,747
Suntory Beverage & Food, Ltd.	2,800	119,998
Suzuken Company, Ltd.	1,800	70,333
Suzuki Motor Corp.	10,700	496,770
Sysmex Corp.	4,448	324,084
T&D Holdings, Inc.	37,200	408,776
Taisei Corp.	6,861	279,162
Taisho Pharmaceutical Holdings Company, Ltd.	3,029	218,543
Taiyo Nippon Sanso Corp.	14,200	316,662
Takeda Pharmaceutical Company, Ltd.	29,147	1,136,729
TDK Corp.	16,000	1,752,272
Terumo Corp.	14,100	518,286
The Chiba Bank, Ltd.	65,300	363,297
The Chugoku Electric Power Company, Inc.	30,800	408,355
The Kansai Electric Power Company, Inc.	38,100	431,672
The Shizuoka Bank, Ltd.	47,200	338,372
Tobu Railway Company, Ltd.	21,900	781,962
Toho Company, Ltd.	3,600	134,354
Tohoku Electric Power Company, Inc.	80,400	762,570
Tokio Marine Holdings, Inc.	20,200	1,115,440
Tokyo Century Corp.	4,800	250,662
Tokyo Electric Power Company Holdings, Inc. (B)	227,200	911,861
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Japan (continued)
Tokyo Electron, Ltd.	3,357	$758,837
Tokyo Gas Company, Ltd.	17,600	391,021
Tokyu Corp.	6,700	119,430
Toppan Printing Company, Ltd.	24,200	490,319
Toray Industries, Inc.	65,200	436,251
Toshiba Corp.	11,100	358,444
Tosoh Corp.	32,500	471,675
TOTO, Ltd.	7,100	296,420
Toyota Industries Corp.	4,700	260,184
Toyota Motor Corp.	108,328	7,647,976
Toyota Tsusho Corp.	6,600	233,529
Trend Micro, Inc.	9,700	515,496
Tsuruha Holdings, Inc.	1,700	210,647
Unicharm Corp.	12,100	421,103
United Urban Investment Corp.	60	107,561
USS Company, Ltd.	17,000	313,697
West Japan Railway Company	5,681	486,097
Yakult Honsha Company, Ltd.	1,200	61,448
Yamada Denki Company, Ltd.	44,400	225,718
Yamaha Corp.	5,566	290,663
Yamaha Motor Company, Ltd.	22,500	428,057
Yamato Holdings Company, Ltd.	5,100	83,522
Yamazaki Baking Company, Ltd.	6,000	115,588
Yaskawa Electric Corp.	16,400	586,336
Z Holdings Corp.	31,600	127,700
ZOZO, Inc.	12,900	216,974
Luxembourg - 0.2%		1,089,962
ArcelorMittal SA	22,269	329,606
Millicom International Cellular SA	13,798	651,918
Tenaris SA	10,490	108,438
Macau - 0.1%		423,494
Sands China, Ltd.	61,600	301,459
Wynn Macau, Ltd.	57,921	122,035
Mexico - 0.0%		77,713
Fresnillo PLC	8,900	77,713
Netherlands - 3.6%		17,949,934
ABN AMRO Bank NV (C)	25,940	451,898
Adyen NV (B)(C)	631	581,097
Akzo Nobel NV	18,545	1,753,049
ASML Holding NV	7,291	2,054,312
Heineken Holding NV	6,172	608,059
Heineken NV	8,336	908,276
ING Groep NV	96,065	1,045,962
Koninklijke Ahold Delhaize NV	44,130	1,085,688
Koninklijke DSM NV	12,995	1,588,437
Koninklijke Philips NV	28,677	1,315,686
Royal Dutch Shell PLC, B Shares	185,453	4,889,284
Wolters Kluwer NV	22,163	1,668,186
SEE NOTES TO FUNDS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	9

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
New Zealand - 0.2%		$907,562
a2 Milk Company, Ltd. (B)	13,586	131,883
Auckland International Airport, Ltd.	21,838	122,246
Fisher & Paykel Healthcare Corp., Ltd.	12,450	187,728
Meridian Energy, Ltd.	35,968	124,414
Ryman Healthcare, Ltd.	5,143	54,884
Spark New Zealand, Ltd.	59,693	180,017
Xero, Ltd. (B)	1,857	106,390
Norway - 0.6%		2,767,163
Adevinta ASA (B)	2,200	26,779
Aker ASA, A Shares	527	29,243
Aker BP ASA	3,565	101,020
DNB ASA	27,055	475,043
Equinor ASA	56,244	1,019,895
Gjensidige Forsikring ASA	2,556	55,735
Mowi ASA	8,359	199,685
Norsk Hydro ASA	28,278	88,996
Orkla ASA	8,961	86,521
Salmar ASA	1,284	62,920
Schibsted ASA, A Shares	1,611	48,656
Schibsted ASA, B Shares	2,355	66,937
Telenor ASA	20,098	364,009
Yara International ASA	3,895	141,724
Portugal - 0.2%		794,483
EDP - Energias de Portugal SA	66,419	332,992
Galp Energia SGPS SA	12,315	186,152
Jeronimo Martins SGPS SA	15,983	275,339
Singapore - 1.1%		5,328,046
Ascendas Real Estate Investment Trust	79,592	183,687
CapitaLand Commercial Trust	53,000	79,991
CapitaLand Mall Trust	68,900	127,209
CapitaLand, Ltd.	78,400	207,933
City Developments, Ltd.	40,800	316,858
DBS Group Holdings, Ltd.	31,858	592,159
Genting Singapore, Ltd.	112,600	70,947
Jardine Cycle & Carriage, Ltd.	2,800	59,943
Keppel Corp., Ltd.	46,600	228,067
Oversea-Chinese Banking Corp., Ltd.	102,440	812,825
Sea, Ltd., ADR (B)	1,715	77,587
Singapore Airlines, Ltd.	63,300	396,524
Singapore Exchange, Ltd.	56,900	362,686
Singapore Technologies Engineering, Ltd.	45,500	137,010
Singapore Telecommunications, Ltd.	246,800	596,703
United Overseas Bank, Ltd.	51,424	966,767
Wilmar International, Ltd.	38,800	111,150
Spain - 2.9%		14,486,199
ACS Actividades de Construccion y Servicios SA	15,882	528,541
Aena SME SA (C)	2,315	428,821
Amadeus IT Group SA	13,594	1,066,894
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Spain (continued)
Banco Bilbao Vizcaya Argentaria SA	144,837	$749,333
Banco Santander SA	431,003	1,697,524
CaixaBank SA	214,751	628,286
Cellnex Telecom SA (B)(C)	12,753	634,849
EDP Renovaveis SA	13,038	173,385
Endesa SA	9,950	273,129
Ferrovial SA	22,399	711,415
Grifols SA	31,509	1,058,024
Iberdrola SA	181,924	1,989,873
Industria de Diseno Textil SA	35,131	1,182,370
Naturgy Energy Group SA	34,082	898,918
Red Electrica Corp. SA	14,602	291,841
Repsol SA	90,311	1,247,531
Telefonica SA	136,701	925,465
Sweden - 2.7%		13,181,390
Alfa Laval AB	9,487	237,208
Assa Abloy AB, B Shares	11,576	275,389
Atlas Copco AB, A Shares	17,521	621,683
Atlas Copco AB, B Shares	10,366	322,639
Boliden AB	41,775	993,812
Castellum AB	9,016	221,316
Electrolux AB, Series B	16,220	384,858
Epiroc AB, A Shares	17,761	205,828
Epiroc AB, B Shares	10,351	117,163
Essity AB, B Shares	12,781	405,761
Fabege AB	11,026	189,150
Fastighets AB Balder, B Shares (B)	5,805	275,475
Hennes & Mauritz AB, B Shares (A)	25,121	551,619
Hexagon AB, B Shares	4,836	263,509
Husqvarna AB, B Shares	29,479	222,408
ICA Gruppen AB	1,104	48,542
Lundin Petroleum AB	2,320	70,669
Nibe Industrier AB, B Shares	11,686	202,594
Sandvik AB	46,367	847,375
Securitas AB, B Shares	22,019	346,665
Skandinaviska Enskilda Banken AB, A Shares	34,732	343,189
Skandinaviska Enskilda Banken AB, C Shares	347	3,665
Skanska AB, B Shares	16,709	386,580
SKF AB, B Shares	64,546	1,183,286
Svenska Cellulosa AB SCA, B Shares	63,447	635,349
Svenska Handelsbanken AB, A Shares	43,147	423,831
Svenska Handelsbanken AB, B Shares	1,665	17,378
Swedbank AB, A Shares	27,918	429,401
Swedish Match AB	3,381	191,313
Swedish Orphan Biovitrum AB (B)	7,893	140,972
Tele2 AB, B Shares	14,430	217,678
Telefonaktiebolaget LM Ericsson, B Shares	40,142	315,517
Telia Company AB	70,428	301,407
Trelleborg AB, B Shares	15,664	257,257
Volvo AB, A Shares	13,355	229,173
10	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS' INVESTMENTS

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
Sweden (continued)
Volvo AB, B Shares	75,904	$1,301,731
Switzerland - 10.1%		50,038,036
ABB, Ltd.	162,808	3,799,894
Alcon, Inc. (B)	25,858	1,526,626
Chocoladefabriken Lindt & Spruengli AG	2	186,428
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	19	159,277
Cie Financiere Richemont SA	16,957	1,241,995
Coca-Cola HBC AG	19,550	717,975
Credit Suisse Group AG (B)	179,645	2,275,249
Givaudan SA	667	2,199,243
Glencore PLC (B)	344,436	1,010,229
LafargeHolcim, Ltd. (B)	36,741	1,870,479
Lonza Group AG (B)	5,154	2,117,284
Nestle SA	66,092	7,290,027
Novartis AG	51,898	4,905,947
Partners Group Holding AG	1,226	1,124,750
Roche Holding AG	15,461	5,198,820
Roche Holding AG, Bearer Shares	1,300	431,334
Schindler Holding AG	1,507	375,012
Schindler Holding AG, Participation Certificates	3,056	790,260
SGS SA	360	1,041,796
Sika AG	9,457	1,701,270
STMicroelectronics NV	81,712	2,290,092
Swiss Re AG	24,635	2,784,193
Swisscom AG	3,997	2,194,838
UBS Group AG (B)	79,520	989,414
Zurich Insurance Group AG	4,370	1,815,604
United Arab Emirates - 0.0%		88,238
NMC Health PLC	5,181	88,238
United Kingdom - 15.6%		77,217,843
3i Group PLC	101,771	1,481,737
Admiral Group PLC	15,149	451,109
Anglo American PLC	70,363	1,841,694
Ashtead Group PLC	36,735	1,188,811
Associated British Foods PLC	11,165	386,487
AstraZeneca PLC	29,767	2,913,094
AVEVA Group PLC	1,135	73,581
Aviva PLC	279,756	1,469,197
BAE Systems PLC	226,727	1,887,075
Barclays PLC	420,279	930,740
Barratt Developments PLC	74,017	783,286
BP PLC	1,030,054	6,201,153
British American Tobacco PLC	43,827	1,939,721
BT Group PLC	163,328	346,459
Bunzl PLC	24,030	622,440
Burberry Group PLC	35,006	901,210
CNH Industrial NV	63,925	610,939
Coca-Cola European Partners PLC	24,492	1,308,246
Compass Group PLC	49,213	1,217,659
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
United Kingdom (continued)
Croda International PLC	8,647	$568,100
Diageo PLC	58,754	2,331,231
Ferguson PLC	16,363	1,467,172
Fiat Chrysler Automobiles NV	52,815	686,669
GlaxoSmithKline PLC	116,972	2,750,795
Halma PLC	20,677	574,293
Hargreaves Lansdown PLC	20,221	459,804
HSBC Holdings PLC	464,045	3,375,384
Imperial Brands PLC	53,138	1,366,468
Informa PLC	55,394	565,762
InterContinental Hotels Group PLC	6,728	415,550
Intertek Group PLC	11,484	871,961
JD Sports Fashion PLC	18,731	202,912
Johnson Matthey PLC	9,341	320,762
Just Eat PLC (B)	16,853	191,277
Land Securities Group PLC	23,973	296,419
Legal & General Group PLC	380,368	1,531,781
Lloyds Banking Group PLC	1,556,157	1,164,948
London Stock Exchange Group PLC	11,019	1,138,199
M&G PLC (B)	38,139	120,760
Melrose Industries PLC	238,656	733,639
Mondi PLC	39,901	813,158
National Grid PLC	108,302	1,435,918
Next PLC	12,084	1,097,836
Ocado Group PLC (B)	13,883	223,908
Pearson PLC	51,628	386,831
Persimmon PLC	23,061	928,082
Prudential PLC	38,215	681,070
Reckitt Benckiser Group PLC	8,488	702,774
RELX PLC	59,228	1,571,637
Rentokil Initial PLC	127,885	787,260
Rio Tinto PLC	31,963	1,720,738
Rio Tinto, Ltd.	16,334	1,080,030
Rolls-Royce Holdings PLC (B)	77,139	681,287
RSA Insurance Group PLC	70,218	509,458
Schroders PLC	5,253	222,484
Schroders PLC, Non-Voting Shares	3,420	112,255
Segro PLC	27,414	329,065
Severn Trent PLC	10,510	357,302
Smith & Nephew PLC	62,935	1,515,282
Smiths Group PLC	19,795	440,854
Spirax-Sarco Engineering PLC	3,235	380,383
SSE PLC	49,039	975,143
St. James's Place PLC	35,947	542,088
Standard Chartered PLC	169,739	1,411,863
Standard Life Aberdeen PLC	165,959	659,583
Taylor Wimpey PLC	233,117	660,991
Tesco PLC	301,176	980,218
The British Land Company PLC	29,450	215,301
The Royal Bank of Scotland Group PLC	89,287	256,935
The Sage Group PLC	80,552	784,060
SEE NOTES TO FUNDS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	11

MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

	Shares or Principal Amount	Value
United Kingdom (continued)
Unilever NV	30,177	$1,762,402
Unilever PLC	29,850	1,783,854
United Utilities Group PLC	37,781	504,753
Vodafone Group PLC	759,856	1,495,452
Whitbread PLC	9,392	553,410
WPP PLC	77,519	965,654
United States - 0.0%		128,401

Carnival PLC	3,124	128,401

PREFERRED SECURITIES - 0.7%		$3,460,952
(Cost $3,224,942)
Germany - 0.7%		3,460,952
Bayerische Motoren Werke AG	5,628	314,342
Henkel AG & Company KGaA	2,041	207,953
Porsche Automobil Holding SE	10,497	711,228
Sartorius AG	2,243	523,487
Volkswagen AG	9,469	1,703,942

SHORT-TERM INVESTMENTS - 0.6%		$3,197,681
(Cost $3,197,548)
Short-term funds - 0.6%		3,197,681
John Hancock Collateral Trust, 1.6984% (D)(E)	222,857	2,230,306

State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.5121% (D)	967,375	967,375
Total investments (Multifactor Developed International ETF) (Cost $451,453,990) - 100.3%		$497,239,653
Other assets and liabilities, net - (0.3%)		(1,512,362)
Total net assets - 100.0%		$495,727,291

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	All or a portion of this security is on loan as of 1-31-20. The value of securities on loan amounted to $2,104,901.
(B)	Non-income producing security.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	The rate shown is the annualized seven-day yield as of 1-31-20.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
The fund had the following sector composition as a percentage of net assets on 1-31-20:
Industrials	17.4%
Financials	16.4%
Consumer discretionary	11.8%
Health care	10.1%
Materials	9.3%
Consumer staples	8.1%
Information technology	6.0%
Communication services	5.9%
MULTIFACTOR DEVELOPED INTERNATIONAL ETF (continued)

Utilities	5.4%
Energy	5.0%
Real estate	4.3%
Short-term investments and other	0.3%
TOTAL	100.0%
MULTIFACTOR EMERGING MARKETS ETF

As of 1-31-20 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS - 97.3%		$752,645,569
(Cost $734,455,223)
Brazil - 5.7%		44,169,190
Ambev SA	747,000	3,120,330
Atacadao SA	27,200	143,789
B2W Cia Digital (A)	10,397	173,233
B3 SA - Brasil Bolsa Balcao	222,600	2,510,810
Banco Bradesco SA	174,300	1,278,723
Banco BTG Pactual SA	27,500	482,654
Banco do Brasil SA	175,600	1,994,647
BB Seguridade Participacoes SA	134,300	1,093,068
BRF SA (A)	34,300	245,215
CCR SA	248,700	1,061,555
Centrais Eletricas Brasileiras SA	68,560	629,245
Cia de Saneamento Basico do Estado de Sao Paulo	113,400	1,618,768
Cia Energetica de Minas Gerais	7,700	30,002
Cia Siderurgica Nacional SA	134,300	405,422
Cielo SA	238,400	394,428
Cosan SA	13,900	259,248
Energisa SA	16,100	207,860
Engie Brasil Energia SA	57,425	699,461
Equatorial Energia SA	71,600	399,449
Hapvida Participacoes e Investimentos SA (B)	26,700	375,328
Hypera SA	51,000	424,518
IRB Brasil Resseguros SA	48,000	503,561
JBS SA	210,200	1,356,653
Localiza Rent a Car SA	47,985	602,220
Lojas Americanas SA	47,978	260,815
Lojas Americanas SA, Subscription Receipt (A)	484	2,638
Lojas Renner SA	150,360	2,021,455
Magazine Luiza SA	84,493	1,103,308
Natura & Company Holding SA	41,800	465,417
Neoenergia SA	56,700	341,401
Notre Dame Intermedica Participacoes SA	18,900	310,529
Pagseguro Digital, Ltd., Class A (A)	13,459	437,283
Petrobras Distribuidora SA	54,000	363,938
Petroleo Brasileiro SA	580,300	4,121,478
Porto Seguro SA	11,600	179,514
Raia Drogasil SA	50,300	1,462,181
Rumo SA (A)	179,100	972,356
StoneCo, Ltd., Class A (A)(C)	3,799	165,024
Suzano SA	85,565	794,328
12	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS' INVESTMENTS

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Brazil (continued)
TIM Participacoes SA	295,900	$1,159,849
Ultrapar Participacoes SA	144,900	856,532
Vale SA	681,000	8,011,202
WEG SA	122,500	1,129,755
Chile - 0.8%		6,465,579
Aguas Andinas SA, Class A	438,393	164,246
Banco de Chile	3,967,655	390,455
Banco de Credito e Inversiones SA	5,883	245,485
Banco Santander Chile	8,161,609	403,527
Cencosud SA	236,648	292,583
Cencosud Shopping SA (A)	59,508	121,805
Cia Cervecerias Unidas SA	30,660	270,518
Colbun SA	2,132,304	310,232
Empresas CMPC SA	238,793	547,229
Empresas COPEC SA	56,793	506,412
Enel Americas SA	7,742,390	1,524,818
Enel Chile SA	5,512,066	522,477
Itau CorpBanca	33,376,985	162,147
Latam Airlines Group SA	87,011	722,398
SACI Falabella	71,721	281,247
China - 24.2%		187,080,512
58.com, Inc., ADR (A)	12,415	690,522
Agricultural Bank of China, Ltd., H Shares	4,386,000	1,705,846
Air China, Ltd., H Shares	674,000	558,998
Alibaba Group Holding, Ltd., ADR (A)	118,387	24,457,570
Aluminum Corp. of China, Ltd., H Shares (A)	1,108,000	328,195
Anhui Conch Cement Company, Ltd., H Shares	388,000	2,503,419
ANTA Sports Products, Ltd.	222,000	1,948,422
Baidu, Inc., ADR (A)	24,337	3,007,080
Bank of China, Ltd., H Shares	11,481,000	4,480,087
Bank of Communications Company, Ltd., H Shares	3,989,000	2,568,610
BeiGene, Ltd., ADR (A)	2,429	370,082
BYD Company, Ltd., H Shares (C)	166,500	881,293
CGN Power Company, Ltd., H Shares (B)	1,877,000	464,119
China Cinda Asset Management Company, Ltd., H Shares	1,747,000	353,229
China CITIC Bank Corp., Ltd., H Shares	2,442,000	1,283,128
China Coal Energy Company, Ltd., H Shares	582,000	199,374
China Communications Construction Company, Ltd., H Shares	1,318,000	936,955
China Construction Bank Corp., H Shares	14,301,000	10,958,409
China Eastern Airlines Corp., Ltd., H Shares (A)	504,000	232,369
China Everbright Bank Company, Ltd., H Shares	595,000	239,842
China Evergrande Group (C)	1,000,000	2,235,702
China Galaxy Securities Company, Ltd., H Shares	668,000	335,510
China Life Insurance Company, Ltd., H Shares	933,000	2,263,741
China Merchants Bank Company, Ltd., H Shares	648,500	3,165,289
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
China (continued)
China Merchants Securities Company, Ltd., H Shares (B)	123,000	$142,248
China Minsheng Banking Corp., Ltd., H Shares	1,560,000	1,096,936
China Molybdenum Company, Ltd., H Shares	573,000	214,001
China Pacific Insurance Group Company, Ltd., H Shares	421,200	1,418,483
China Petroleum & Chemical Corp., H Shares	4,572,000	2,431,758
China Railway Construction Corp., Ltd., H Shares	543,000	533,566
China Railway Group, Ltd., H Shares	785,000	433,702
China Railway Signal & Communication Corp., Ltd., H Shares (B)	109,000	52,921
China Shenhua Energy Company, Ltd., H Shares	970,000	1,716,416
China Southern Airlines Company, Ltd., H Shares	686,000	384,306
China Telecom Corp., Ltd., H Shares	4,510,000	1,765,689
China Vanke Company, Ltd., H Shares	465,300	1,653,889
CITIC Securities Company, Ltd., H Shares	430,500	840,498
CNOOC, Ltd.	4,326,000	6,607,472
Country Garden Holdings Company, Ltd.	2,161,046	2,771,963
CRRC Corp., Ltd., H Shares	688,000	456,310
CSC Financial Company, Ltd., H Shares (B)	62,500	49,502
CSPC Pharmaceutical Group, Ltd.	816,000	1,818,027
Dongfeng Motor Group Company, Ltd., H Shares	546,000	412,054
ENN Energy Holdings, Ltd.	150,000	1,759,842
Fosun International, Ltd.	903,000	1,211,768
GF Securities Company, Ltd., H Shares	270,800	299,575
Great Wall Motor Company, Ltd., H Shares	904,000	605,391
Guangzhou Automobile Group Company, Ltd., H Shares	660,000	669,783
Guotai Junan Securities Company, Ltd., H Shares (B)	102,200	164,259
Haitong Securities Company, Ltd., H Shares	555,200	544,124
Hengan International Group Company, Ltd.	207,500	1,523,201
Huaneng Power International, Inc., H Shares	1,274,000	605,424
Huatai Securities Company, Ltd., H Shares (B)	284,800	452,605
Huazhu Group, Ltd., ADR	18,758	647,151
Industrial & Commercial Bank of China, Ltd., H Shares	11,160,000	7,502,376
iQIYI, Inc., ADR (A)(C)	12,341	274,464
JD.com, Inc., ADR (A)	108,505	4,089,553
Lenovo Group, Ltd.	364,000	240,482
Longfor Group Holdings, Ltd. (B)	463,000	1,973,664
NetEase, Inc., ADR	15,704	5,037,215
New China Life Insurance Company, Ltd., H Shares	122,600	464,197
New Oriental Education & Technology Group, Inc., ADR (A)	14,498	1,762,232
Orient Securities Company, Ltd., H Shares (B)	130,400	72,548
PetroChina Company, Ltd., H Shares	4,636,000	2,059,808
PICC Property & Casualty Company, Ltd., H Shares	1,348,000	1,456,518
SEE NOTES TO FUNDS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	13

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
China (continued)
Ping An Insurance Group Company of China, Ltd., H Shares	722,000	$8,247,550
Postal Savings Bank of China Company, Ltd., H Shares (B)	1,142,000	713,300
Shandong Gold Mining Company, Ltd., H Shares (B)	18,550	45,295
Shanghai Electric Group Company, Ltd., H Shares	520,000	154,696
Shanghai Fosun Pharmaceutical Group Company, Ltd., H Shares	80,500	216,674
Shenwan Hongyuan Group Company, Ltd., H Shares (A)(B)	88,800	20,928
Shenzhou International Group Holdings, Ltd.	130,600	1,745,841
Sinopharm Group Company, Ltd., H Shares	321,600	1,056,137
Sunac China Holdings, Ltd. (C)	565,000	2,765,007
Sunny Optical Technology Group Company, Ltd.	110,000	1,794,872
TAL Education Group, ADR (A)	43,138	2,152,586
Tencent Holdings, Ltd.	673,800	32,367,114
The People's Insurance Company Group of China, Ltd., H Shares	1,329,000	479,233
Trip.com Group, Ltd., ADR (A)	59,203	1,902,192
Tsingtao Brewery Company, Ltd., H Shares	32,000	178,444
Want Want China Holdings, Ltd.	1,852,000	1,538,384
Weibo Corp., ADR (A)(C)	7,046	300,301
Weichai Power Company, Ltd., H Shares	683,000	1,213,847
Wuxi Biologics Cayman, Inc. (A)(B)	19,500	249,749
Yum China Holdings, Inc.	72,506	3,122,833
Zijin Mining Group Company, Ltd., H Shares	1,734,000	761,496
ZTE Corp., H Shares (A)	121,400	396,334
ZTO Express Cayman, Inc., ADR	58,655	1,273,987
Hong Kong - 4.4%		34,334,117
Alibaba Health Information Technology, Ltd. (A)	612,000	863,826
China Gas Holdings, Ltd.	563,000	2,233,178
China Mengniu Dairy Company, Ltd. (A)	434,000	1,609,705
China Mobile, Ltd.	1,252,500	10,355,639
China Overseas Land & Investment, Ltd.	1,122,000	3,648,534
China Resources Beer Holdings Company, Ltd.	232,000	1,083,079
China Resources Gas Group, Ltd.	230,000	1,217,401
China Resources Land, Ltd.	892,000	3,756,442
China Taiping Insurance Holdings Company, Ltd.	384,400	810,889
China Unicom Hong Kong, Ltd.	1,962,000	1,652,498
CITIC, Ltd.	1,256,000	1,425,049
Geely Automobile Holdings, Ltd.	1,370,000	2,212,495
Guangdong Investment, Ltd.	552,000	1,126,052
Shimao Property Holdings, Ltd.	82,000	267,705
Sino Biopharmaceutical, Ltd.	905,000	1,214,452
Sun Art Retail Group, Ltd.	718,000	857,173
India - 12.0%		92,556,777
ABB India, Ltd.	6,066	110,932
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
India (continued)
ABB Power Products & Systems India, Ltd. (A)(D)	1,224	$12,586
ACC, Ltd.	12,157	256,573
Adani Ports and Special Economic Zone, Ltd.	187,268	969,833
Ambuja Cements, Ltd.	174,562	501,492
Asian Paints, Ltd.	60,854	1,532,490
Aurobindo Pharma, Ltd.	81,979	553,745
Avenue Supermarts, Ltd. (A)(B)	13,433	401,536
Axis Bank, Ltd.	118,946	1,218,506
Axis Bank, Ltd., GDR	3,179	162,447
Bajaj Auto, Ltd.	10,243	456,760
Bajaj Finance, Ltd.	22,281	1,367,663
Bajaj Finserv, Ltd.	6,905	915,893
Bajaj Holdings & Investment, Ltd.	5,114	248,327
Bank of Baroda (A)	140,172	181,605
Berger Paints India, Ltd.	40,138	315,052
Bharat Petroleum Corp., Ltd.	279,162	1,785,901
Bharti Airtel, Ltd. (A)	358,898	2,497,939
Bharti Infratel, Ltd.	140,709	489,225
Biocon, Ltd.	29,404	121,044
Bosch, Ltd.	1,275	247,915
Britannia Industries, Ltd.	12,737	569,517
Cipla, Ltd.	67,310	422,494
Coal India, Ltd.	175,165	450,570
Colgate-Palmolive India, Ltd.	18,818	351,518
Container Corp. of India, Ltd.	41,798	332,709
Dabur India, Ltd.	135,725	944,174
Divi's Laboratories, Ltd.	14,101	385,934
DLF, Ltd.	90,508	330,221
Dr. Reddy's Laboratories, Ltd.	20,918	911,677
Eicher Motors, Ltd.	2,507	711,091
GAIL India, Ltd.	340,185	573,987
GlaxoSmithKline Consumer Healthcare, Ltd.	2,150	265,941
Godrej Consumer Products, Ltd.	93,826	883,923
Grasim Industries, Ltd.	49,396	538,211
Havells India, Ltd.	51,530	436,027
HCL Technologies, Ltd.	250,460	2,076,476
HDFC Life Insurance Company, Ltd. (B)	27,135	228,161
Hero MotoCorp, Ltd.	28,519	998,760
Hindalco Industries, Ltd.	184,887	490,735
Hindustan Petroleum Corp., Ltd.	214,467	698,936
Hindustan Unilever, Ltd.	128,916	3,683,521
Housing Development Finance Corp., Ltd.	202,800	6,867,476
ICICI Bank, Ltd., ADR	300,023	4,374,335
ICICI Lombard General Insurance Company, Ltd. (B)	5,946	110,142
ICICI Prudential Life Insurance Company, Ltd. (B)	14,396	103,293
Indian Oil Corp., Ltd.	598,094	950,899
Infosys, Ltd.	566,575	6,174,899
InterGlobe Aviation, Ltd. (B)	7,552	146,579
14	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS' INVESTMENTS

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
India (continued)
ITC, Ltd.	586,105	$1,931,849
JSW Steel, Ltd.	385,008	1,351,568
Kansai Nerolac Paints, Ltd.	17,273	122,121
Kotak Mahindra Bank, Ltd.	92,639	2,192,269
Larsen & Toubro Infotech, Ltd. (B)	2,002	54,288
Larsen & Toubro, Ltd.	26,369	506,261
Lupin, Ltd.	44,205	444,977
Mahindra & Mahindra, Ltd.	142,617	1,136,819
Marico, Ltd.	96,451	428,679
Maruti Suzuki India, Ltd.	16,555	1,607,070
Motherson Sumi Systems, Ltd.	186,151	349,567
MRF, Ltd.	267	260,499
Nestle India, Ltd.	5,294	1,139,834
NHPC, Ltd.	320,052	109,214
NMDC, Ltd.	68,239	111,600
NTPC, Ltd.	443,973	702,132
Oil & Natural Gas Corp., Ltd.	598,316	925,678
Oracle Financial Services Software, Ltd. (A)	4,913	201,391
Petronet LNG, Ltd.	140,605	524,923
Pidilite Industries, Ltd.	27,339	576,875
Piramal Enterprises, Ltd.	17,092	369,829
Piramal Enterprises, Ltd. (A)	2,265	48,933
Power Finance Corp., Ltd. (A)	178,864	292,143
Power Grid Corp. of India, Ltd.	603,455	1,583,956
Procter & Gamble Hygiene & Health Care, Ltd.	1,514	234,449
Punjab National Bank (A)	122,639	103,979
REC, Ltd.	179,831	361,640
Reliance Industries, Ltd.	462,163	9,132,184
Reliance Industries, Ltd., GDR (B)	13,641	533,363
Shree Cement, Ltd.	1,757	566,317
Siemens, Ltd.	14,763	310,125
State Bank of India (A)	345,275	1,539,179
Sun Pharmaceutical Industries, Ltd.	117,452	716,818
Tata Consultancy Services, Ltd.	147,607	4,307,561
Tata Motors, Ltd. (A)	355,372	880,991
Tata Steel, Ltd.	87,258	536,210
Tech Mahindra, Ltd.	134,555	1,508,517
Titan Company, Ltd.	65,914	1,098,805
Torrent Pharmaceuticals, Ltd.	7,371	199,352
UltraTech Cement, Ltd.	10,798	669,148
United Breweries, Ltd.	13,625	240,661
United Spirits, Ltd. (A)	54,727	476,539
UPL, Ltd.	109,370	807,429
Vedanta, Ltd.	362,083	698,719
Wipro, Ltd.	277,609	920,079
Zee Entertainment Enterprises, Ltd.	101,862	382,567
Indonesia - 2.7%		20,873,218
Adaro Energy Tbk PT	5,076,000	455,372
Astra International Tbk PT	4,105,000	1,908,953
Bank Central Asia Tbk PT	1,223,800	2,903,780
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Indonesia (continued)
Bank Danamon Indonesia Tbk PT	772,200	$196,796
Bank Mandiri Persero Tbk PT	3,870,900	2,140,263
Bank Negara Indonesia Persero Tbk PT	1,590,300	838,532
Bank Rakyat Indonesia Persero Tbk PT	12,056,600	3,937,930
Barito Pacific Tbk PT (A)	2,604,600	248,920
Charoen Pokphand Indonesia Tbk PT	1,565,200	762,254
Gudang Garam Tbk PT	117,800	481,164
Indah Kiat Pulp & Paper Corp. Tbk PT	660,100	326,304
Indocement Tunggal Prakarsa Tbk PT	263,900	318,400
Indofood CBP Sukses Makmur Tbk PT	434,900	362,284
Indofood Sukses Makmur Tbk PT	1,259,600	721,814
Jasa Marga Persero Tbk PT	549,400	185,078
Kalbe Farma Tbk PT	3,960,600	414,768
Mayora Indah Tbk PT	2,314,500	325,437
Pabrik Kertas Tjiwi Kimia Tbk PT	65,700	43,784
Perusahaan Gas Negara Tbk PT	3,921,500	489,649
Semen Indonesia Persero Tbk PT	754,600	660,379
Telekomunikasi Indonesia Persero Tbk PT	8,861,500	2,466,034
United Tractors Tbk PT	487,400	685,323
Malaysia - 2.1%		16,570,916
AMMB Holdings BHD	315,500	284,858
Axiata Group BHD	547,195	574,168
CIMB Group Holdings BHD	660,706	794,846
Dialog Group BHD	412,100	328,835
DiGi.Com BHD	421,100	434,664
Fraser & Neave Holdings BHD	14,300	114,665
Genting BHD	499,300	670,120
Genting Malaysia BHD	509,800	375,694
HAP Seng Consolidated BHD	102,000	242,182
Hartalega Holdings BHD	166,500	240,527
Hong Leong Bank BHD	101,600	396,681
Hong Leong Financial Group BHD	77,700	306,022
IHH Healthcare BHD	274,300	381,530
IOI Corp. BHD	276,700	306,544
KLCCP Stapled Group	24,400	46,621
Kuala Lumpur Kepong BHD	50,200	279,297
Malayan Banking BHD	668,570	1,375,316
Malaysia Airports Holdings BHD	244,500	402,130
Maxis BHD	242,800	314,609
MISC BHD	211,500	396,885
Nestle Malaysia BHD	6,400	225,359
Petronas Chemicals Group BHD	338,200	510,849
Petronas Dagangan BHD	61,700	333,644
Petronas Gas BHD	73,200	285,798
PPB Group BHD	108,100	491,172
Press Metal Aluminium Holdings BHD	396,600	472,281
Public Bank BHD	293,100	1,330,322
RHB Bank BHD	238,200	330,736
Sime Darby BHD	883,700	470,099
Sime Darby Plantation BHD	267,000	330,329
SEE NOTES TO FUNDS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	15

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Malaysia (continued)
Telekom Malaysia BHD	358,400	$337,585
Tenaga Nasional BHD	786,700	2,391,967
Top Glove Corp. BHD	178,400	254,671
Westports Holdings BHD	231,300	222,947
YTL Corp. BHD	1,451,300	316,963
Mexico - 2.7%		21,018,749
Alfa SAB de CV, Class A	1,082,324	812,973
America Movil SAB de CV, Series L	4,114,688	3,399,544
Arca Continental SAB de CV	70,164	396,847
Cemex SAB de CV	3,156,888	1,266,560
Coca-Cola Femsa SAB de CV	79,312	484,014
El Puerto de Liverpool SAB de CV, Series C1	26,456	140,405
Fibra Uno Administracion SA de CV	257,240	422,206
Fomento Economico Mexicano SAB de CV	207,648	1,870,017
Grupo Aeroportuario del Pacifico SAB de CV, Series B	73,328	906,890
Grupo Aeroportuario del Sureste SAB de CV, Class B	26,009	499,599
Grupo Bimbo SAB de CV, Series A	479,300	858,879
Grupo Carso SAB de CV, Series A1	74,204	267,233
Grupo Elektra SAB de CV	5,876	428,788
Grupo Financiero Banorte SAB de CV, Series O	356,704	2,195,696
Grupo Financiero Inbursa SAB de CV, Series O	549,140	624,379
Grupo Mexico SAB de CV, Series B	715,908	1,900,838
Grupo Televisa SAB	470,052	1,043,318
Industrias Penoles SAB de CV	30,108	312,157
Infraestructura Energetica Nova SAB de CV	96,136	451,257
Kimberly-Clark de Mexico SAB de CV, Class A (A)	117,400	242,582
Wal-Mart de Mexico SAB de CV	853,540	2,494,567
Netherlands - 0.3%		2,592,389
Prosus NV (A)	35,862	2,592,389
Philippines - 1.5%		11,252,396
Aboitiz Equity Ventures, Inc.	377,710	366,341
Aboitiz Power Corp.	554,800	353,094
Ayala Corp.	50,690	724,499
Ayala Land, Inc.	857,600	701,872
Bank of the Philippine Islands	358,140	581,282
BDO Unibank, Inc.	364,490	1,061,273
Globe Telecom, Inc.	7,385	274,595
GT Capital Holdings, Inc.	24,448	324,659
International Container Terminal Services, Inc.	251,250	642,583
JG Summit Holdings, Inc.	587,400	810,087
Jollibee Foods Corp.	99,190	373,109
LT Group, Inc.	577,600	111,361
Manila Electric Company	54,860	276,297
Megaworld Corp.	1,409,900	112,337
Metro Pacific Investments Corp.	2,338,000	147,649
Metropolitan Bank & Trust Company	523,492	590,641
PLDT, Inc.	26,085	511,128
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Philippines (continued)
San Miguel Corp.	154,710	$425,506
San Miguel Food and Beverage, Inc.	131,150	188,094
SM Investments Corp.	56,295	1,075,397
SM Prime Holdings, Inc.	1,429,500	1,093,991
Universal Robina Corp.	177,590	506,601
Poland - 1.0%		7,990,085
Bank Polska Kasa Opieki SA	18,665	476,279
CD Projekt SA	6,751	490,102
Cyfrowy Polsat SA	57,321	401,947
Dino Polska SA (A)(B)	3,568	149,473
Grupa Lotos SA	21,581	428,065
ING Bank Slaski SA	4,696	245,759
KGHM Polska Miedz SA (A)	44,303	1,041,631
LPP SA	236	515,021
mBank SA (A)	3,040	290,916
PGE Polska Grupa Energetyczna SA (A)	140,585	248,627
Polski Koncern Naftowy ORLEN SA	67,864	1,323,706
Polskie Gornictwo Naftowe i Gazownictwo SA	315,008	292,192
Powszechna Kasa Oszczednosci Bank Polski SA	107,252	945,898
Powszechny Zaklad Ubezpieczen SA	87,268	904,863
Santander Bank Polska SA	3,191	235,606
Romania - 0.1%		492,007
NEPI Rockcastle PLC	59,756	492,007
Russia - 3.8%		29,657,375
Gazprom PJSC, ADR	898,433	6,315,984
Gazprom PJSC, ADR (London Stock Exchange)	2,007	14,029
Lukoil PJSC, ADR	67,494	6,884,388
Lukoil PJSC, ADR (London Stock Exchange)	142	14,502
MMC Norilsk Nickel PJSC, ADR	129,628	4,189,577
Novatek PJSC, GDR	9,118	1,641,240
Sberbank of Russia PJSC, ADR	466,309	7,460,944
Sberbank of Russia PJSC, ADR (London Stock Exchange)	907	14,459
Tatneft PJSC, ADR	43,437	3,122,252
South Africa - 5.6%		43,191,717
Absa Group, Ltd.	212,572	1,947,791
Anglo American Platinum, Ltd.	11,030	882,062
AngloGold Ashanti, Ltd.	138,707	2,809,188
Bid Corp., Ltd.	68,086	1,508,155
Capitec Bank Holdings, Ltd.	12,987	1,165,536
Clicks Group, Ltd.	40,478	659,220
Discovery, Ltd.	155,676	1,214,106
Exxaro Resources, Ltd.	43,004	349,118
FirstRand, Ltd.	879,442	3,388,896
Gold Fields, Ltd.	177,291	1,155,858
Growthpoint Properties, Ltd.	404,154	568,259
Impala Platinum Holdings, Ltd. (A)	63,793	601,801
Investec, Ltd.	63,966	358,435
16	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS' INVESTMENTS

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
South Africa (continued)
Kumba Iron Ore, Ltd.	17,113	$398,792
Mr. Price Group, Ltd.	57,294	649,812
MTN Group, Ltd. (C)	502,873	2,708,564
MultiChoice Group, Ltd. (A)	62,587	445,509
Naspers, Ltd., N Shares	34,470	5,654,923
Nedbank Group, Ltd.	116,086	1,514,663
Old Mutual, Ltd. (C)	710,093	834,016
PSG Group, Ltd.	13,566	193,774
Redefine Properties, Ltd.	819,526	392,839
Sanlam, Ltd.	609,571	3,004,066
Sasol, Ltd.	108,409	1,728,603
Shoprite Holdings, Ltd.	104,266	813,719
Sibanye Gold, Ltd. (A)	304,076	792,246
Standard Bank Group, Ltd.	342,695	3,597,961
The Bidvest Group, Ltd.	165,293	2,281,119
Vodacom Group, Ltd.	114,400	894,256
Woolworths Holdings, Ltd.	229,295	678,430
South Korea - 13.6%		104,930,127
Amorepacific Corp. (A)	3,331	525,425
AMOREPACIFIC Group (A)	4,971	301,134
BGF retail Company, Ltd. (A)	410	56,761
Celltrion Healthcare Company, Ltd. (A)	4,188	200,993
Celltrion, Inc. (A)	10,670	1,477,157
CJ CheilJedang Corp. (A)	2,673	532,649
CJ ENM Company, Ltd. (A)	1,043	120,940
CJ Logistics Corp. (A)	924	113,189
Daelim Industrial Company, Ltd. (A)	7,607	516,984
DB Insurance Company, Ltd.	16,482	587,729
Doosan Bobcat, Inc. (A)	4,560	117,840
E-MART, Inc. (A)	4,890	455,418
GS Engineering & Construction Corp. (A)	5,889	138,350
GS Holdings Corp. (A)	18,110	694,405
GS Retail Company, Ltd. (A)	2,376	79,044
Hana Financial Group, Inc.	59,100	1,646,281
Hankook Tire & Technology Company, Ltd. (A)	23,183	558,252
Hanmi Pharm Company, Ltd. (A)	736	173,525
Hanmi Science Company, Ltd. (A)	3,151	85,130
Hanon Systems	30,703	270,488
Hanwha Solutions Corp.	21,826	308,569
Hotel Shilla Company, Ltd.	3,399	249,253
Hyundai Engineering & Construction Company, Ltd. (A)	14,753	472,849
Hyundai Glovis Company, Ltd.	4,020	495,817
Hyundai Heavy Industries Holdings Company, Ltd. (A)	1,856	425,906
Hyundai Mobis Company, Ltd.	9,299	1,790,595
Hyundai Motor Company	24,625	2,582,645
Hyundai Steel Company	17,186	408,075
Industrial Bank of Korea	65,187	587,960
Kakao Corp. (C)	5,064	675,568
Kangwon Land, Inc. (A)	18,500	427,634
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
South Korea (continued)
KB Financial Group, Inc.	69,155	$2,550,121
Kia Motors Corp.	52,310	1,795,091
Korea Aerospace Industries, Ltd. (A)	10,711	270,505
Korea Electric Power Corp.	50,836	1,081,254
Korea Gas Corp. (A)	8,256	225,129
Korea Investment Holdings Company, Ltd. (A)	8,046	448,931
Korea Shipbuilding & Offshore Engineering Company, Ltd. (A)	7,223	690,877
Korea Zinc Company, Ltd. (A)	1,667	531,493
KT&G Corp.	14,705	1,173,340
LG Chem, Ltd. (A)	5,341	1,512,428
LG Corp. (A)	27,429	1,617,870
LG Display Company, Ltd. (C)	81,940	1,058,754
LG Electronics, Inc.	37,974	2,099,666
LG Household & Health Care, Ltd.	1,782	1,880,904
LG Uplus Corp. (A)	78,480	872,476
Lotte Chemical Corp. (A)	4,876	775,267
Lotte Corp.	8,870	262,710
Lotte Shopping Company, Ltd. (A)	3,662	354,878
Mirae Asset Daewoo Company, Ltd. (A)	73,797	426,615
NAVER Corp.	15,793	2,378,524
NCSoft Corp. (A)	3,142	1,676,647
Netmarble Corp. (A)(B)	5,000	375,886
NH Investment & Securities Company, Ltd. (A)	28,148	260,969
Orion Corp. (A)	3,303	284,060
POSCO	13,589	2,519,754
POSCO Chemical Company, Ltd.	1,379	66,413
S-1 Corp.	3,303	252,467
Samsung Biologics Company, Ltd. (A)(B)	1,019	414,235
Samsung C&T Corp.	8,316	757,047
Samsung Card Company, Ltd.	7,700	245,178
Samsung Electro-Mechanics Company, Ltd.	9,676	1,014,809
Samsung Electronics Company, Ltd.	771,213	36,494,872
Samsung Fire & Marine Insurance Company, Ltd.	8,271	1,464,262
Samsung Heavy Industries Company, Ltd. (A)(C)	96,988	541,150
Samsung Life Insurance Company, Ltd.	17,228	1,004,611
Samsung SDI Company, Ltd.	6,131	1,419,773
Samsung SDS Company, Ltd.	4,305	700,734
Samsung Securities Company, Ltd.	12,917	382,032
Shinhan Financial Group Company, Ltd.	82,091	2,696,533
SK Holdings Company, Ltd.	5,782	1,142,477
SK Hynix, Inc.	88,410	6,935,718
SK Innovation Company, Ltd.	11,331	1,235,919
SK Telecom Company, Ltd.	7,641	1,471,334
S-Oil Corp.	6,753	431,748
Woongjin Coway Company, Ltd.	15,181	1,118,339
Woori Financial Group, Inc.	93,125	793,069
Yuhan Corp. (A)	802	146,693
SEE NOTES TO FUNDS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	17

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Taiwan - 13.4%		$103,624,983
Advantech Company, Ltd.	83,000	799,530
ASE Technology Holding Company, Ltd.	748,000	1,847,158
Asia Cement Corp.	622,000	929,634
Asustek Computer, Inc.	132,000	978,781
AU Optronics Corp.	2,770,000	926,115
Catcher Technology Company, Ltd.	141,000	1,138,866
Cathay Financial Holding Company, Ltd.	1,324,359	1,782,091
Chailease Holding Company, Ltd.	241,200	1,014,016
Chang Hwa Commercial Bank, Ltd.	1,820,840	1,292,893
Cheng Shin Rubber Industry Company, Ltd.	569,000	741,175
China Development Financial Holding Corp.	4,112,000	1,264,540
China Life Insurance Company, Ltd. (A)	934,842	764,362
China Steel Corp.	2,473,000	1,891,036
Chunghwa Telecom Company, Ltd.	396,000	1,415,737
Compal Electronics, Inc.	1,214,000	737,426
CTBC Financial Holding Company, Ltd.	3,650,000	2,664,189
Delta Electronics, Inc.	216,000	1,022,477
E.Sun Financial Holding Company, Ltd.	2,303,826	2,142,988
Eclat Textile Company, Ltd.	42,000	542,223
Far Eastern New Century Corp.	1,144,000	1,067,920
Far EasTone Telecommunications Company, Ltd.	345,000	783,442
Feng TAY Enterprise Company, Ltd.	89,900	544,596
First Financial Holding Company, Ltd.	2,160,280	1,687,663
Formosa Chemicals & Fibre Corp.	587,000	1,649,717
Formosa Petrochemical Corp.	188,000	559,476
Formosa Plastics Corp.	575,000	1,777,781
Foxconn Technology Company, Ltd.	255,000	510,692
Fubon Financial Holding Company, Ltd.	1,409,000	2,101,210
Globalwafers Company, Ltd.	35,000	463,438
Hiwin Technologies Corp.	12,420	125,808
Hon Hai Precision Industry Company, Ltd.	1,790,800	4,932,125
Hotai Motor Company, Ltd.	85,000	1,750,141
Hua Nan Financial Holdings Company, Ltd.	2,282,260	1,635,636
Innolux Corp.	2,752,000	801,668
Inventec Corp.	600,000	455,824
Largan Precision Company, Ltd.	16,000	2,544,937
Lite-On Technology Corp.	657,000	1,026,529
MediaTek, Inc.	206,000	2,645,834
Mega Financial Holding Company, Ltd.	2,089,000	2,181,732
Nan Ya Plastics Corp.	1,024,000	2,362,634
Nanya Technology Corp.	229,000	592,039
Novatek Microelectronics Corp.	94,000	678,341
Pegatron Corp.	652,000	1,372,677
Pou Chen Corp.	762,000	885,372
President Chain Store Corp.	116,000	1,146,215
Quanta Computer, Inc.	459,000	942,037
Realtek Semiconductor Corp.	40,000	327,717
Shin Kong Financial Holding Company, Ltd. (A)	2,815,340	917,975
SinoPac Financial Holdings Company, Ltd.	2,977,000	1,271,254
Taishin Financial Holding Company, Ltd.	2,925,199	1,370,173
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Taiwan (continued)
Taiwan Cement Corp.	993,286	$1,382,624
Taiwan Cooperative Financial Holding Company, Ltd.	1,969,450	1,356,038
Taiwan High Speed Rail Corp.	394,000	471,485
Taiwan Mobile Company, Ltd.	308,000	1,090,933
Taiwan Semiconductor Manufacturing Company, Ltd.	2,479,000	26,259,724
Uni-President Enterprises Corp.	962,000	2,311,934
United Microelectronics Corp.	4,480,000	2,209,673
Vanguard International Semiconductor Corp.	170,000	423,185
Walsin Technology Corp.	32,000	222,980
Win Semiconductors Corp.	42,000	392,069
Yageo Corp.	37,000	473,385
Yuanta Financial Holding Company, Ltd.	2,611,000	1,702,695
Zhen Ding Technology Holding, Ltd.	81,000	320,418
Thailand - 2.7%		20,811,733
Advanced Info Service PCL, NVDR	209,100	1,368,508
Airports of Thailand PCL	6,100	13,797
Airports of Thailand PCL, Foreign Quota Shares	1,700	3,825
Airports of Thailand PCL, NVDR	518,000	1,171,607
B Grimm Power PCL, NVDR	28,800	57,286
Bangkok Bank PCL, NVDR	90,200	416,708
Bangkok Dusit Medical Services PCL, NVDR	453,100	361,957
Bangkok Expressway & Metro PCL, NVDR	1,454,400	513,263
Bank of Ayudhya PCL, NVDR	89,400	80,308
Banpu PCL, NVDR	331,200	107,319
Berli Jucker PCL, NVDR	217,700	286,355
BTS Group Holdings PCL, NVDR	1,052,600	422,121
Bumrungrad Hospital PCL, NVDR	71,700	307,089
Central Pattana PCL, NVDR	198,100	386,095
Charoen Pokphand Foods PCL, NVDR	964,300	928,104
CP ALL PCL, NVDR	855,200	1,941,142
Electricity Generating PCL, NVDR	46,300	451,562
Energy Absolute PCL, NVDR	324,500	450,261
Global Power Synergy PCL, NVDR	73,386	197,768
Gulf Energy Development PCL, NVDR	44,500	274,824
Home Product Center PCL, NVDR	768,800	360,105
Indorama Ventures PCL, NVDR	446,100	404,309
Intouch Holdings PCL, NVDR	154,200	275,799
IRPC PCL, NVDR	3,035,500	280,470
Kasikornbank PCL, NVDR	167,500	755,013
Krung Thai Bank PCL, NVDR	706,400	364,871
Krungthai Card PCL, NVDR	68,700	75,488
Land & Houses PCL, NVDR	617,800	184,329
Minor International PCL, NVDR	362,200	357,320
Muangthai Capital PCL, NVDR	51,800	108,021
Osotspa PCL, NVDR	61,800	87,733
PTT Exploration & Production PCL	3,800	15,178
PTT Exploration & Production PCL, Foreign Quota Shares	2,600	10,289
18	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS' INVESTMENTS

MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value
Thailand (continued)
PTT Exploration & Production PCL, NVDR	430,200	$1,718,316
PTT Global Chemical PCL, NVDR	338,800	532,602
PTT PCL, NVDR	1,678,600	2,329,145
Ratch Group PCL, NVDR	71,200	155,329
Thai Beverage PCL	892,600	519,904
Thai Oil PCL, NVDR	242,700	404,889
Thai Union Group PCL, NVDR	398,800	195,754
The Siam Cement PCL, NVDR	57,400	659,262
The Siam Commercial Bank PCL, NVDR	172,000	540,776
TMB Bank PCL, NVDR	3,419,889	154,701
Total Access Communication PCL, NVDR	169,600	242,130
True Corp. PCL, NVDR	2,819,400	340,101
Turkey - 0.7%		5,033,699
Akbank T.A.S. (A)	488,465	674,139
Aselsan Elektronik Sanayi Ve Ticaret AS	18,154	71,160
BIM Birlesik Magazalar AS	90,854	740,494
Enka Insaat ve Sanayi AS	191,713	225,827
Eregli Demir ve Celik Fabrikalari TAS	273,939	427,043
Ford Otomotiv Sanayi AS	14,288	179,048
KOC Holding AS	117,708	384,296
Tupras Turkiye Petrol Rafinerileri AS	14,908	280,475
Turk Hava Yollari AO (A)	194,286	444,082
Turkcell Iletisim Hizmetleri AS	159,626	376,061
Turkiye Garanti Bankasi AS (A)	375,578	746,763
Turkiye Is Bankasi AS, Class C (A)	269,751	326,766
Yapi ve Kredi Bankasi AS (A)	317,478	157,545

PREFERRED SECURITIES - 2.4%		$18,555,012
(Cost $20,713,102)
Brazil - 2.3%		18,108,022
Banco Bradesco SA	519,860	4,001,216
Braskem SA, A Shares	33,900	250,288
Centrais Eletricas Brasileiras SA, B Shares	41,480	396,721
Cia Brasileira de Distribuicao	42,600	848,162
Cia Energetica de Minas Gerais	128,100	448,159
Gerdau SA	180,500	846,902
Itau Unibanco Holding SA	462,750	3,554,076
Lojas Americanas SA	109,156	703,738
Lojas Americanas SA, Subscription Receipt (A)	1,096	7,058
Petroleo Brasileiro SA	890,300	5,927,347
Telefonica Brasil SA	80,900	1,124,355
Chile - 0.1%		446,990
Embotelladora Andina SA, B Shares	30,200	78,821
Sociedad Quimica y Minera de Chile SA, B Shares	13,220	368,169

INVESTMENT COMPANIES - 0.0%		$131,937
(Cost $131,276)
South Korea - 0.0%		131,937

Macquarie Korea Infrastructure Fund	13,556	$131,937
MULTIFACTOR EMERGING MARKETS ETF (continued)

	Shares or Principal Amount	Value

WARRANTS - 0.0%		$1,632
(Cost $0)
BTS Group Holdings PCL (Expiration Date: 2-16-21; Strike Price: THB 14.00) (A)	109,110	$1,632

SHORT-TERM INVESTMENTS - 1.4%		$10,431,248
(Cost $10,430,185)
Short-term funds - 1.4%		10,431,248
John Hancock Collateral Trust, 1.6984% (E)(F)	838,157	8,388,108

State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.5121% (E)	2,043,140	2,043,140
Total investments (Multifactor Emerging Markets ETF) (Cost $765,729,786) - 101.1%		$781,765,398
Other assets and liabilities, net - (1.1%)		(8,175,319)
Total net assets - 100.0%		$773,590,079

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Currency Abbreviations
THB	Thai Bhat

Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	All or a portion of this security is on loan as of 1-31-20. The value of securities on loan amounted to $7,941,412.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	The rate shown is the annualized seven-day yield as of 1-31-20.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
The fund had the following sector composition as a percentage of net assets on 1-31-20:
Financials	23.4%
Information technology	15.7%
Communication services	11.5%
Consumer discretionary	11.1%
Energy	9.1%
Materials	8.0%
Consumer staples	6.9%
Industrials	5.5%
Real estate	3.3%
Utilities	3.2%
Health care	2.0%
Short-term investments and other	0.3%
TOTAL	100.0%
SEE NOTES TO FUNDS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	19

MULTIFACTOR ENERGY ETF

As of 1-31-20 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 100.0%		$17,677,654
(Cost $23,144,424)
Energy – 100.0%		17,677,654
Energy equipment and services – 12.0%
Baker Hughes Company	18,265	395,620
Halliburton Company	15,907	346,932
Helmerich & Payne, Inc.	3,764	152,630
National Oilwell Varco, Inc.	13,377	275,700
Schlumberger, Ltd.	20,749	695,299
TechnipFMC PLC	14,965	247,072
Oil, gas and consumable fuels – 88.0%
Apache Corp.	20,456	561,313
Cabot Oil & Gas Corp.	15,093	212,660
Cheniere Energy, Inc. (A)	6,255	370,546
Chevron Corp.	9,098	974,760
Cimarex Energy Company	4,034	177,052
Concho Resources, Inc.	6,809	515,986
ConocoPhillips	20,525	1,219,800
Continental Resources, Inc.	3,380	92,004
CVR Energy, Inc.	1,271	43,989
Devon Energy Corp.	25,249	548,408
Diamondback Energy, Inc.	5,602	416,789
EnLink Midstream LLC (A)	10,906	54,857
EOG Resources, Inc.	10,098	736,245
Exxon Mobil Corp.	15,639	971,495
Hess Corp.	8,613	487,237
HollyFrontier Corp.	8,659	388,962
Kinder Morgan, Inc.	32,192	671,847
Marathon Oil Corp.	43,813	498,154
Marathon Petroleum Corp.	17,087	931,242
Noble Energy, Inc.	23,015	455,007
Occidental Petroleum Corp.	15,621	620,466
ONEOK, Inc.	15,002	1,123,200
Parsley Energy, Inc., Class A	9,707	161,524
Phillips 66	6,956	635,570
Pioneer Natural Resources Company	6,303	850,905
Tallgrass Energy LP, Class A	3,229	72,039
Targa Resources Corp.	4,795	175,018
The Williams Companies, Inc.	25,933	536,554
Valero Energy Corp.	8,972	756,429
WPX Energy, Inc. (A)	25,468	304,343
MULTIFACTOR ENERGY ETF (continued)

	Shares or Principal Amount	Value

SHORT-TERM INVESTMENTS – 0.1%		$23,060
(Cost $23,060)
Short-term funds – 0.1%		23,060
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.5121% (B)	23,060	23,060
Total investments (Multifactor Energy ETF) (Cost $23,167,484) 100.1%		$17,700,714
Other assets and liabilities, net (0.1%)		(13,882)
Total net assets 100.0%		$17,686,832

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 1-31-20.
MULTIFACTOR FINANCIALS ETF

As of 1-31-20 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 100.0%		$34,957,729
(Cost $32,591,233)
Consumer staples – 0.0%		6,141
Household products – 0.0%
Spectrum Brands Holdings, Inc.	100	6,141
Financials – 84.5%		29,541,781
Banks – 29.7%
Bank of America Corp.	43,663	1,433,456
BOK Financial Corp.	325	25,643
CIT Group, Inc.	2,385	109,018
Citigroup, Inc.	12,395	922,312
Citizens Financial Group, Inc.	7,820	291,530
Comerica, Inc.	2,358	144,215
Commerce Bancshares, Inc.	1,859	125,780
Cullen/Frost Bankers, Inc.	857	76,410
East West Bancorp, Inc.	2,185	100,160
Fifth Third Bancorp	11,929	339,380
First Citizens BancShares, Inc., Class A	110	57,950
First Financial Bankshares, Inc.	1,387	46,492
First Horizon National Corp.	4,721	75,536
First Republic Bank	2,002	221,982
Huntington Bancshares, Inc.	15,873	215,397
IBERIABANK Corp.	778	56,568
JPMorgan Chase & Co.	11,574	1,531,935
KeyCorp	15,361	287,404
M&T Bank Corp.	1,804	304,010
PacWest Bancorp	1,731	60,672
People's United Financial, Inc.	4,939	76,159
Pinnacle Financial Partners, Inc.	671	39,629
Popular, Inc.	1,512	84,612
20	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS' INVESTMENTS

MULTIFACTOR FINANCIALS ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Banks (continued)
Prosperity Bancshares, Inc.	1,112	$78,062
Regions Financial Corp.	17,963	279,684
Signature Bank	773	109,681
Sterling Bancorp	1,487	29,740
SVB Financial Group (A)	775	186,256
Synovus Financial Corp.	1,728	60,515
TCF Financial Corp.	608	25,706
The PNC Financial Services Group, Inc.	3,082	457,831
Truist Financial Corp.	13,859	714,709
U.S. Bancorp	7,234	384,993
United Bankshares, Inc.	896	30,733
Webster Financial Corp.	1,363	61,144
Wells Fargo & Company	22,416	1,052,207
Western Alliance Bancorp	1,681	92,842
Wintrust Financial Corp.	703	44,486
Zions Bancorp NA	3,080	140,109
Capital markets – 20.1%
Affiliated Managers Group, Inc.	793	63,321
Ameriprise Financial, Inc.	2,296	379,781
Ares Management Corp., Class A	864	31,156
BlackRock, Inc.	519	273,695
Cboe Global Markets, Inc.	1,464	180,394
CME Group, Inc.	1,174	254,887
E*TRADE Financial Corp.	3,950	168,349
Eaton Vance Corp.	1,972	90,219
FactSet Research Systems, Inc.	611	174,813
Franklin Resources, Inc.	4,737	119,846
Interactive Brokers Group, Inc., Class A	877	41,219
Intercontinental Exchange, Inc.	3,363	335,426
Invesco, Ltd.	6,714	116,152
Janus Henderson Group PLC	2,194	55,442
KKR & Company, Inc., Class A	3,428	109,353
Lazard, Ltd., Class A	1,687	70,787
LPL Financial Holdings, Inc.	1,230	113,320
MarketAxess Holdings, Inc.	544	192,674
Moody's Corp.	1,175	301,728
Morgan Stanley	8,168	426,860
Morningstar, Inc.	342	53,656
MSCI, Inc.	981	280,370
Nasdaq, Inc.	1,639	190,878
Northern Trust Corp.	3,129	306,047
Raymond James Financial, Inc.	1,962	179,386
S&P Global, Inc.	1,212	356,001
SEI Investments Company	2,248	146,704
State Street Corp.	2,360	178,487
Stifel Financial Corp.	972	62,879
T. Rowe Price Group, Inc.	3,426	457,474
TD Ameritrade Holding Corp.	2,325	110,391
The Bank of New York Mellon Corp.	7,028	314,714
MULTIFACTOR FINANCIALS ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Capital markets (continued)
The Blackstone Group, Inc., Class A	1,767	$107,911
The Charles Schwab Corp.	5,853	266,604
The Goldman Sachs Group, Inc.	2,118	503,555
Tradeweb Markets, Inc., Class A	216	9,975
Virtu Financial, Inc., Class A	318	5,307
Consumer finance – 6.5%
Ally Financial, Inc.	9,240	295,957
American Express Company	3,579	464,805
Capital One Financial Corp.	4,701	469,160
Credit Acceptance Corp. (A)	180	77,216
Discover Financial Services	4,988	374,748
FirstCash, Inc.	383	33,310
OneMain Holdings, Inc.	1,610	68,216
Santander Consumer USA Holdings, Inc.	3,166	84,279
SLM Corp.	5,905	64,483
Synchrony Financial	11,000	356,510
Diversified financial services – 4.9%
Berkshire Hathaway, Inc., Class B (A)	6,216	1,395,057
Equitable Holdings, Inc.	3,541	85,055
Jefferies Financial Group, Inc.	4,290	92,836
Voya Financial, Inc.	2,451	146,398
Insurance – 22.2%
Aflac, Inc.	5,165	266,359
Alleghany Corp. (A)	208	165,913
American Financial Group, Inc.	1,184	128,807
American International Group, Inc.	5,477	275,274
Aon PLC	1,702	374,866
Arch Capital Group, Ltd. (A)	4,756	210,025
Arthur J. Gallagher & Company	2,578	264,425
Assurant, Inc.	881	115,023
Assured Guaranty, Ltd.	1,893	86,775
Athene Holding, Ltd., Class A (A)	1,986	86,510
Axis Capital Holdings, Ltd.	1,451	93,227
Brighthouse Financial, Inc. (A)	1,093	42,518
Brown & Brown, Inc.	3,842	172,506
Chubb, Ltd.	1,549	235,432
Cincinnati Financial Corp.	1,903	199,720
CNA Financial Corp.	492	21,958
Enstar Group, Ltd. (A)	148	28,903
Erie Indemnity Company, Class A	418	69,597
Everest Re Group, Ltd.	607	167,878
Fidelity National Financial, Inc.	4,125	201,094
First American Financial Corp.	1,743	108,031
Globe Life, Inc.	1,634	170,361
Kemper Corp.	902	67,127
Lincoln National Corp.	3,232	176,079
Loews Corp.	3,992	205,388
Markel Corp. (A)	160	187,675
Marsh & McLennan Companies, Inc.	3,723	416,455
SEE NOTES TO FUNDS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	21

MULTIFACTOR FINANCIALS ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Insurance (continued)
MetLife, Inc.	5,784	$287,523
Old Republic International Corp.	4,463	100,641
Primerica, Inc.	658	78,012
Principal Financial Group, Inc.	4,337	229,644
Prudential Financial, Inc.	2,907	264,711
Reinsurance Group of America, Inc.	1,035	149,092
RenaissanceRe Holdings, Ltd.	623	118,021
RLI Corp.	330	30,693
Selective Insurance Group, Inc.	601	39,816
The Allstate Corp.	2,307	273,472
The Hanover Insurance Group, Inc.	597	82,732
The Hartford Financial Services Group, Inc.	6,495	385,024
The Progressive Corp.	4,278	345,192
The Travelers Companies, Inc.	2,304	303,252
Unum Group	3,548	94,696
W.R. Berkley Corp.	2,193	161,251
Willis Towers Watson PLC	1,336	282,283
Thrifts and mortgage finance – 1.1%
Essent Group, Ltd.	1,482	73,522
LendingTree, Inc. (A)(B)	74	23,029
MGIC Investment Corp.	6,777	93,455
New York Community Bancorp, Inc.	6,362	70,364
Radian Group, Inc.	3,756	91,984
TFS Financial Corp.	622	12,707
Industrials – 1.2%		404,967
Professional services – 1.2%
Equifax, Inc.	1,275	191,123
TransUnion	2,332	213,844
Information technology – 14.3%		5,004,840
IT services – 14.3%
Euronet Worldwide, Inc. (A)	653	102,939
Fidelity National Information Services, Inc.	2,077	298,382
Fiserv, Inc. (A)	1,480	175,543
FleetCor Technologies, Inc. (A)	1,080	340,448
Global Payments, Inc.	3,262	637,558
Jack Henry & Associates, Inc.	806	120,529
Mastercard, Inc., Class A	3,994	1,261,864
PayPal Holdings, Inc. (A)	3,583	408,068
The Western Union Company	6,004	161,508
Visa, Inc., Class A	7,036	1,399,953
WEX, Inc. (A)	452	98,048

SHORT-TERM INVESTMENTS – 0.2%		$70,717
(Cost $70,717)
Short-term funds – 0.2%		70,717
John Hancock Collateral Trust, 1.6984% (C)(D)	2,110	21,120
MULTIFACTOR FINANCIALS ETF (continued)

	Shares or Principal Amount	Value

State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.5121% (C)	49,597	49,597
Total investments (Multifactor Financials ETF) (Cost $32,661,950) 100.2%		$35,028,446
Other assets and liabilities, net (0.2%)		(52,809)
Total net assets 100.0%		$34,975,637

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 1-31-20. The value of securities on loan amounted to $20,539.
(C)	The rate shown is the annualized seven-day yield as of 1-31-20.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
MULTIFACTOR HEALTHCARE ETF

As of 1-31-20 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 99.9%		$40,139,281
(Cost $37,113,846)
Consumer discretionary – 0.3%		139,726
Diversified consumer services – 0.3%
Service Corp. International	2,914	139,726
Health care – 99.6%		39,999,555
Biotechnology – 13.4%
AbbVie, Inc.	8,002	648,322
ACADIA Pharmaceuticals, Inc. (A)	796	31,792
Alexion Pharmaceuticals, Inc. (A)	3,104	308,507
Allakos, Inc. (A)(B)	186	13,429
Alnylam Pharmaceuticals, Inc. (A)	1,543	177,121
Amgen, Inc.	4,053	875,651
Biogen, Inc. (A)	1,927	518,074
BioMarin Pharmaceutical, Inc. (A)	2,398	200,233
Bluebird Bio, Inc. (A)	730	58,174
Exact Sciences Corp. (A)(B)	1,408	131,338
Exelixis, Inc. (A)	7,154	123,049
FibroGen, Inc. (A)	963	40,302
Gilead Sciences, Inc.	12,180	769,776
Incyte Corp. (A)	2,182	159,439
Ionis Pharmaceuticals, Inc. (A)	1,603	93,487
Moderna, Inc. (A)(B)	2,543	52,157
Neurocrine Biosciences, Inc. (A)	1,038	103,883
Regeneron Pharmaceuticals, Inc. (A)	967	326,788
Sage Therapeutics, Inc. (A)	640	42,419
Sarepta Therapeutics, Inc. (A)(B)	778	90,217
Seattle Genetics, Inc. (A)	1,341	145,351
United Therapeutics Corp. (A)	1,238	120,915
Vertex Pharmaceuticals, Inc. (A)	1,592	361,464
22	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS' INVESTMENTS

MULTIFACTOR HEALTHCARE ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Health care equipment and supplies – 25.3%
Abbott Laboratories	11,044	$962,374
ABIOMED, Inc. (A)	597	111,215
Align Technology, Inc. (A)	1,462	375,880
Baxter International, Inc.	4,830	430,933
Becton, Dickinson and Company	1,875	515,963
Boston Scientific Corp. (A)	10,035	420,165
Cantel Medical Corp. (B)	404	26,284
Danaher Corp.	3,614	581,384
Dentsply Sirona, Inc.	4,897	274,232
DexCom, Inc. (A)	1,011	243,398
Edwards Lifesciences Corp. (A)	1,616	355,294
Globus Medical, Inc., Class A (A)	1,390	72,669
Haemonetics Corp. (A)	823	88,382
Hill-Rom Holdings, Inc.	1,750	186,358
Hologic, Inc. (A)	5,560	297,571
IDEXX Laboratories, Inc. (A)	1,611	436,597
Insulet Corp. (A)	666	129,231
Integra LifeSciences Holdings Corp. (A)	1,291	71,057
Intuitive Surgical, Inc. (A)	621	347,623
LivaNova PLC (A)	969	65,863
Masimo Corp. (A)	898	153,199
Medtronic PLC	9,021	1,041,384
Novocure, Ltd. (A)	745	60,688
Penumbra, Inc. (A)	342	60,007
ResMed, Inc.	2,418	384,389
STERIS PLC	1,697	255,721
Stryker Corp.	2,122	447,105
Tandem Diabetes Care, Inc. (A)	420	31,937
Teleflex, Inc.	700	260,057
The Cooper Companies, Inc.	1,013	351,400
Varian Medical Systems, Inc. (A)	1,989	279,594
West Pharmaceutical Services, Inc.	1,448	225,816
Zimmer Biomet Holdings, Inc.	4,236	626,504
Health care providers and services – 24.6%
Amedisys, Inc. (A)	543	95,834
AmerisourceBergen Corp.	3,983	340,785
Anthem, Inc.	2,128	564,516
Cardinal Health, Inc.	9,806	502,165
Centene Corp. (A)	12,590	790,778
Chemed Corp.	323	150,854
Cigna Corp.	4,307	828,581
CVS Health Corp.	9,457	641,374
DaVita, Inc. (A)	3,454	275,871
Encompass Health Corp.	2,669	205,593
Guardant Health, Inc. (A)	352	26,766
HCA Healthcare, Inc.	2,332	323,682
HealthEquity, Inc. (A)	492	32,502
Henry Schein, Inc. (A)	3,652	251,769
Humana, Inc.	1,830	615,319
MULTIFACTOR HEALTHCARE ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Health care providers and services (continued)
Laboratory Corp. of America Holdings (A)	2,642	$463,407
LHC Group, Inc. (A)	90	13,118
McKesson Corp.	4,444	633,759
Molina Healthcare, Inc. (A)	1,657	203,761
Premier, Inc., Class A (A)	1,153	40,090
Quest Diagnostics, Inc.	3,481	385,242
UnitedHealth Group, Inc.	7,874	2,145,271
Universal Health Services, Inc., Class B	2,392	327,967
Health care technology – 1.8%
Cerner Corp.	5,992	430,405
Teladoc Health, Inc. (A)	1,149	116,865
Veeva Systems, Inc., Class A (A)	1,293	189,567
Life sciences tools and services – 9.8%
Adaptive Biotechnologies Corp. (A)	150	4,486
Agilent Technologies, Inc.	5,755	475,133
Avantor, Inc. (A)	2,578	47,616
Bio-Rad Laboratories, Inc., Class A (A)	465	167,828
Bio-Techne Corp.	683	143,410
Bruker Corp.	2,430	120,212
Charles River Laboratories International, Inc. (A)	1,230	190,133
Illumina, Inc. (A)	1,078	312,695
IQVIA Holdings, Inc. (A)	3,301	512,480
Mettler-Toledo International, Inc. (A)	428	324,073
PerkinElmer, Inc.	1,724	159,436
PRA Health Sciences, Inc. (A)	1,104	111,846
Repligen Corp. (A)	491	49,291
Syneos Health, Inc. (A)	1,588	97,440
Thermo Fisher Scientific, Inc.	2,893	906,059
Waters Corp. (A)	1,403	313,977
Pharmaceuticals – 24.7%
Allergan PLC	3,409	636,256
Bristol-Myers Squibb Company	16,156	1,017,020
Catalent, Inc. (A)	3,408	208,229
Elanco Animal Health, Inc. (A)	4,802	148,382
Eli Lilly & Company	5,406	754,894
Horizon Therapeutics PLC (A)	3,681	126,958
Jazz Pharmaceuticals PLC (A)	1,550	222,193
Johnson & Johnson	16,895	2,515,154
Merck & Company, Inc.	19,402	1,657,707
Mylan NV (A)	11,859	254,020
Perrigo Company PLC	2,626	149,787
Pfizer, Inc.	45,632	1,699,336
Zoetis, Inc.	3,841	515,501

SHORT-TERM INVESTMENTS – 0.5%		$207,141
(Cost $207,134)
Short-term funds – 0.5%		207,141
John Hancock Collateral Trust, 1.6984% (C)(D)	17,106	171,195
SEE NOTES TO FUNDS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	23

MULTIFACTOR HEALTHCARE ETF (continued)

	Shares or Principal Amount	Value

State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.5121% (C)	35,946	35,946
Total investments (Multifactor Healthcare ETF) (Cost $37,320,980) 100.4%		$40,346,422
Other assets and liabilities, net (0.4%)		(170,778)
Total net assets 100.0%		$40,175,644

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 1-31-20. The value of securities on loan amounted to $163,645.
(C)	The rate shown is the annualized seven-day yield as of 1-31-20.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
MULTIFACTOR INDUSTRIALS ETF

As of 1-31-20 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 99.9%		$28,603,053
(Cost $26,504,999)
Consumer discretionary – 7.0%		2,001,728
Auto components – 1.8%
Aptiv PLC	4,805	407,416
Gentex Corp.	3,588	106,815
Distributors – 0.4%
Pool Corp.	511	112,062
Hotels, restaurants and leisure – 0.5%
Aramark	3,421	151,003
Household durables – 4.3%
D.R. Horton, Inc.	5,443	322,226
Leggett & Platt, Inc.	2,971	141,390
Lennar Corp., A Shares	3,693	245,067
Lennar Corp., B Shares	208	10,922
NVR, Inc. (A)	61	232,835
PulteGroup, Inc.	4,356	194,495
Toll Brothers, Inc.	1,747	77,497
Industrials – 83.3%		23,855,470
Aerospace and defense – 15.9%
Aerojet Rocketdyne Holdings, Inc. (A)	1,149	59,828
BWX Technologies, Inc.	1,321	84,002
Curtiss-Wright Corp.	689	100,201
General Dynamics Corp.	1,648	289,125
HEICO Corp.	456	55,828
HEICO Corp., Class A	787	75,670
Hexcel Corp.	1,150	85,353
Huntington Ingalls Industries, Inc.	703	183,483
L3Harris Technologies, Inc.	1,177	260,505
Lockheed Martin Corp.	1,191	509,891
MULTIFACTOR INDUSTRIALS ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Aerospace and defense (continued)
Mercury Systems, Inc. (A)	636	$48,813
Northrop Grumman Corp.	734	274,934
Raytheon Company	2,041	450,939
Spirit AeroSystems Holdings, Inc., Class A	2,013	131,489
Teledyne Technologies, Inc. (A)	482	175,959
Textron, Inc.	3,675	168,793
The Boeing Company	2,016	641,632
TransDigm Group, Inc.	562	361,523
United Technologies Corp.	3,956	594,191
Air freight and logistics – 3.6%
C.H. Robinson Worldwide, Inc.	2,271	164,012
Expeditors International of Washington, Inc.	2,611	190,707
FedEx Corp.	1,260	182,246
United Parcel Service, Inc., Class B	3,523	364,701
XPO Logistics, Inc. (A)	1,355	120,487
Airlines – 5.6%
Alaska Air Group, Inc.	2,077	134,153
American Airlines Group, Inc. (B)	4,212	113,050
Copa Holdings SA, Class A	415	40,661
Delta Air Lines, Inc.	7,009	390,682
JetBlue Airways Corp. (A)	4,374	86,736
Southwest Airlines Company	8,260	454,135
United Airlines Holdings, Inc. (A)	5,269	394,121
Building products – 2.4%
AO Smith Corp.	1,765	75,348
Armstrong World Industries, Inc.	637	63,910
Johnson Controls International PLC	6,248	246,484
Lennox International, Inc.	431	100,414
Masco Corp.	2,959	140,612
Trex Company, Inc. (A)	596	58,551
Commercial services and supplies – 5.0%
ADT, Inc. (B)	3,421	21,210
Cintas Corp.	1,135	316,631
Clean Harbors, Inc. (A)	729	59,938
IAA, Inc. (A)	980	46,315
MSA Safety, Inc.	439	59,528
Republic Services, Inc.	3,501	332,770
Stericycle, Inc. (A)(B)	819	51,335
Tetra Tech, Inc.	555	47,508
The Brink's Company	1,033	86,968
Waste Management, Inc.	3,393	412,928
Construction and engineering – 1.9%
AECOM (A)	2,479	119,562
EMCOR Group, Inc.	1,081	88,826
Jacobs Engineering Group, Inc.	1,985	183,672
MasTec, Inc. (A)	992	57,288
Quanta Services, Inc.	2,155	84,368
Electrical equipment – 5.9%
Acuity Brands, Inc.	686	80,859
24	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS' INVESTMENTS

MULTIFACTOR INDUSTRIALS ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Electrical equipment (continued)
AMETEK, Inc.	3,746	$363,924
Eaton Corp. PLC	3,197	302,021
Emerson Electric Company	5,236	375,055
Generac Holdings, Inc. (A)	883	91,470
Hubbell, Inc.	922	132,058
Rockwell Automation, Inc.	1,814	347,671
Industrial conglomerates – 5.5%
3M Company	3,228	512,154
Carlisle Companies, Inc.	880	137,482
General Electric Company	28,799	358,548
Honeywell International, Inc.	3,326	576,130
Machinery – 21.1%
AGCO Corp.	1,036	72,665
Allison Transmission Holdings, Inc.	2,189	96,754
Caterpillar, Inc.	3,840	504,384
Crane Company	841	71,872
Cummins, Inc.	2,519	402,964
Deere & Company	3,152	499,844
Donaldson Company, Inc.	2,068	107,226
Dover Corp.	2,074	236,125
Flowserve Corp.	1,740	81,223
Fortive Corp.	4,079	305,639
Gardner Denver Holdings, Inc. (A)(B)	1,907	67,336
Graco, Inc.	2,695	143,239
IDEX Corp.	1,111	182,037
Illinois Tool Works, Inc.	2,201	385,131
Ingersoll-Rand PLC	3,856	513,735
ITT, Inc.	1,666	111,755
Lincoln Electric Holdings, Inc.	1,071	95,512
Nordson Corp.	730	123,268
Oshkosh Corp.	1,372	118,047
PACCAR, Inc.	6,190	459,360
Parker-Hannifin Corp.	2,244	439,128
Pentair PLC	2,655	113,979
Snap-on, Inc.	946	151,010
The Middleby Corp. (A)	982	110,141
The Toro Company	1,528	122,271
WABCO Holdings, Inc. (A)	873	118,422
Wabtec Corp.	1,377	101,705
Woodward, Inc.	859	99,910
Xylem, Inc.	2,607	212,888
Marine – 0.3%
Kirby Corp. (A)	957	70,139
Professional services – 4.1%
CoStar Group, Inc. (A)	317	206,998
FTI Consulting, Inc. (A)	434	52,106
IHS Markit, Ltd. (A)	4,381	345,486
Insperity, Inc.	690	60,285
ManpowerGroup, Inc.	980	89,660
MULTIFACTOR INDUSTRIALS ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Professional services (continued)
Robert Half International, Inc.	1,967	$114,420
TriNet Group, Inc. (A)	926	52,838
Verisk Analytics, Inc.	1,585	257,515
Road and rail – 8.5%
AMERCO	172	63,858
CSX Corp.	5,745	438,573
J.B. Hunt Transport Services, Inc.	1,742	188,014
Kansas City Southern	1,505	253,878
Knight-Swift Transportation Holdings, Inc. (B)	1,625	60,255
Landstar System, Inc.	707	78,300
Norfolk Southern Corp.	2,081	433,285
Old Dominion Freight Line, Inc.	932	182,886
Union Pacific Corp.	4,117	738,672
Trading companies and distributors – 3.5%
Air Lease Corp.	1,759	75,531
Fastenal Company	8,143	284,028
HD Supply Holdings, Inc. (A)	2,961	120,631
MSC Industrial Direct Company, Inc., Class A	728	49,555
United Rentals, Inc. (A)	1,339	181,689
W.W. Grainger, Inc.	755	228,516
Watsco, Inc.	353	61,394
Information technology – 9.6%		2,745,855
Electronic equipment, instruments and components – 1.7%
Arrow Electronics, Inc. (A)	1,284	97,507
Avnet, Inc.	1,782	65,025
CDW Corp.	1,893	246,942
SYNNEX Corp.	651	89,682
IT services – 7.9%
Accenture PLC, Class A	2,956	606,601
Automatic Data Processing, Inc.	1,878	321,870
Black Knight, Inc. (A)	1,466	98,105
Booz Allen Hamilton Holding Corp.	1,809	141,174
Broadridge Financial Solutions, Inc.	1,502	178,963
CACI International, Inc., Class A (A)	323	86,383
CoreLogic, Inc.	926	43,059
Genpact, Ltd.	2,022	89,514
Leidos Holdings, Inc.	2,011	202,045
MAXIMUS, Inc.	883	63,355
Paychex, Inc.	3,770	323,353
Sabre Corp.	4,284	92,277

SHORT-TERM INVESTMENTS – 1.1%		$321,690
(Cost $321,653)
Short-term funds – 1.1%		321,690
John Hancock Collateral Trust, 1.6984% (C)(D)	27,719	277,405
SEE NOTES TO FUNDS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	25

MULTIFACTOR INDUSTRIALS ETF (continued)

	Shares or Principal Amount	Value

State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.5121% (C)	44,285	44,285
Total investments (Multifactor Industrials ETF) (Cost $26,826,652) 101.0%		$28,924,743
Other assets and liabilities, net (1.0%)		(294,394)
Total net assets 100.0%		$28,630,349

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 1-31-20. The value of securities on loan amounted to $263,073.
(C)	The rate shown is the annualized seven-day yield as of 1-31-20.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
MULTIFACTOR LARGE CAP ETF

As of 1-31-20 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 99.9%		$919,084,461
(Cost $777,925,739)
Communication services – 7.5%		69,455,168
Diversified telecommunication services – 1.4%
AT&T, Inc.	172,124	6,475,305
CenturyLink, Inc.	55,945	764,209
GCI Liberty, Inc., Class A (A)	2,304	168,607
Verizon Communications, Inc.	94,481	5,615,951
Zayo Group Holdings, Inc. (A)	9,393	326,407
Entertainment – 1.3%
Activision Blizzard, Inc.	24,194	1,414,865
Electronic Arts, Inc. (A)	10,660	1,150,427
Liberty Media Corp.-Liberty Formula One, Series A (A)	761	33,903
Liberty Media Corp.-Liberty Formula One, Series C (A)	9,287	434,539
Live Nation Entertainment, Inc. (A)	7,514	512,154
Netflix, Inc. (A)	6,395	2,206,851
Roku, Inc. (A)	1,270	153,607
Take-Two Interactive Software, Inc. (A)	4,268	531,964
The Madison Square Garden Company, Class A (A)	535	158,462
The Walt Disney Company	37,879	5,239,044
World Wrestling Entertainment, Inc., Class A (B)	766	37,442
Interactive media and services – 2.9%
Alphabet, Inc., Class A (A)	9,394	13,459,535
Alphabet, Inc., Class C (A)	1,596	2,289,031
Facebook, Inc., Class A (A)	42,110	8,502,430
InterActiveCorp (A)	3,825	931,732
Match Group, Inc. (A)(B)	2,161	169,033
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Communication services (continued)
Interactive media and services (continued)
Pinterest, Inc., Class A (A)(B)	1,124	$24,762
Snap, Inc., Class A (A)	10,355	190,325
TripAdvisor, Inc.	5,082	138,840
Twitter, Inc. (A)	23,619	767,145
Zillow Group, Inc., Class A (A)(B)	1,015	46,893
Zillow Group, Inc., Class C (A)	4,772	220,514
Media – 1.8%
Altice USA, Inc., Class A (A)	11,444	313,108
Cable One, Inc.	81	138,026
Charter Communications, Inc., Class A (A)	5,097	2,637,494
Comcast Corp., Class A	133,334	5,758,695
Discovery, Inc., Series A (A)(B)	17,281	505,642
Discovery, Inc., Series C (A)	7,302	202,777
DISH Network Corp., Class A (A)	14,197	521,882
Fox Corp., Class A	16,125	597,915
Fox Corp., Class B	4,731	171,877
Liberty Broadband Corp., Series A (A)	624	82,112
Liberty Broadband Corp., Series C (A)	6,482	861,652
Liberty Media Corp.-Liberty SiriusXM, Series A (A)	7,612	369,715
Liberty Media Corp.-Liberty SiriusXM, Series C (A)	2,900	142,158
News Corp., Class A	21,687	295,377
News Corp., Class B	5,664	79,126
Omnicom Group, Inc.	19,329	1,455,667
Sirius XM Holdings, Inc. (B)	58,895	416,388
The Interpublic Group of Companies, Inc.	32,758	743,607
ViacomCBS, Inc., Class A (B)	84	3,190
ViacomCBS, Inc., Class B	36,587	1,248,714
Wireless telecommunication services – 0.1%
Sprint Corp. (A)(B)	38,142	166,681
T-Mobile US, Inc. (A)	9,842	779,388
Consumer discretionary – 10.2%		94,109,364
Auto components – 0.4%
Aptiv PLC	19,062	1,616,267
Autoliv, Inc.	6,069	465,067
BorgWarner, Inc.	13,998	479,991
Gentex Corp.	15,630	465,305
Lear Corp.	5,751	708,408
Automobiles – 0.5%
Ford Motor Company	119,467	1,053,699
General Motors Company	40,613	1,356,068
Harley-Davidson, Inc.	14,861	496,357
Tesla, Inc. (A)	2,376	1,545,754
Distributors – 0.2%
Genuine Parts Company	10,328	966,391
LKQ Corp. (A)	16,683	545,284
Pool Corp.	1,676	367,547
26	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS' INVESTMENTS

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Diversified consumer services – 0.1%
Bright Horizons Family Solutions, Inc. (A)	1,922	$314,689
Grand Canyon Education, Inc. (A)	1,133	88,691
Service Corp. International	11,829	567,201
ServiceMaster Global Holdings, Inc. (A)	7,778	280,397
Hotels, restaurants and leisure – 2.1%
Aramark	16,019	707,079
Caesars Entertainment Corp. (A)	9,690	132,462
Carnival Corp.	14,865	647,073
Chipotle Mexican Grill, Inc. (A)	1,545	1,339,144
Darden Restaurants, Inc.	7,829	911,530
Domino's Pizza, Inc.	1,961	552,512
Dunkin' Brands Group, Inc.	2,039	159,226
Hilton Worldwide Holdings, Inc.	12,695	1,368,521
Hyatt Hotels Corp., Class A	2,090	176,689
Las Vegas Sands Corp.	14,278	932,496
Marriott International, Inc., Class A	10,418	1,459,145
McDonald's Corp.	15,515	3,319,745
MGM Resorts International	29,593	919,159
Norwegian Cruise Line Holdings, Ltd. (A)	9,528	513,083
Planet Fitness, Inc., Class A (A)	1,757	141,948
Royal Caribbean Cruises, Ltd.	9,107	1,066,248
Starbucks Corp.	26,643	2,260,126
Vail Resorts, Inc.	1,946	456,356
Wyndham Hotels & Resorts, Inc.	8,461	483,715
Wynn Resorts, Ltd.	5,273	665,242
Yum! Brands, Inc.	10,548	1,115,662
Household durables – 0.8%
D.R. Horton, Inc.	21,767	1,288,606
Garmin, Ltd.	7,709	747,388
Lennar Corp., A Shares	12,997	862,481
Lennar Corp., B Shares	792	41,588
Mohawk Industries, Inc. (A)	4,163	548,184
Newell Brands, Inc.	23,073	450,616
NVR, Inc. (A)	311	1,187,078
PulteGroup, Inc.	16,589	740,699
Toll Brothers, Inc.	8,687	385,355
Whirlpool Corp.	5,469	799,404
Internet and direct marketing retail – 2.1%
Amazon.com, Inc. (A)	7,534	15,133,696
Booking Holdings, Inc. (A)	1,009	1,847,025
Chewy, Inc., Class A (A)(B)	509	13,494
eBay, Inc.	41,065	1,378,141
Etsy, Inc. (A)	2,124	103,672
Expedia Group, Inc.	7,087	768,585
GrubHub, Inc. (A)(B)	1,430	77,435
Wayfair, Inc., Class A (A)(B)	1,302	121,997
Leisure products – 0.1%
Hasbro, Inc.	9,129	929,971
Polaris, Inc.	3,810	349,910
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Multiline retail – 0.7%
Dollar General Corp.	10,711	$1,643,175
Dollar Tree, Inc. (A)	15,674	1,364,735
Kohl's Corp.	15,978	683,060
Target Corp.	22,282	2,467,509
Specialty retail – 2.5%
Advance Auto Parts, Inc.	4,291	565,339
AutoZone, Inc. (A)	1,195	1,264,262
Best Buy Company, Inc.	20,942	1,773,578
Burlington Stores, Inc. (A)	3,350	728,525
CarMax, Inc. (A)	12,271	1,190,778
Carvana Company (A)(B)	820	64,985
Five Below, Inc. (A)	1,571	177,869
Lowe's Companies, Inc.	23,029	2,676,891
O'Reilly Automotive, Inc. (A)	3,741	1,519,220
Ross Stores, Inc.	21,090	2,366,087
The Gap, Inc.	18,524	322,503
The Home Depot, Inc.	20,582	4,694,754
The TJX Companies, Inc.	41,434	2,446,263
Tiffany & Company	7,472	1,001,397
Tractor Supply Company	8,700	808,665
Ulta Beauty, Inc. (A)	3,688	988,052
Textiles, apparel and luxury goods – 0.7%
Columbia Sportswear Company	886	83,213
Levi Strauss & Company, Class A (B)	756	14,848
Lululemon Athletica, Inc. (A)	5,242	1,254,882
NIKE, Inc., Class B	30,509	2,938,017
PVH Corp.	4,162	362,802
Ralph Lauren Corp.	4,135	469,323
Tapestry, Inc.	15,061	388,122
Under Armour, Inc., Class A (A)(B)	8,494	171,409
Under Armour, Inc., Class C (A)	8,672	155,749
VF Corp.	13,303	1,103,750
Consumer staples – 6.4%		58,743,668
Beverages – 1.4%
Brown-Forman Corp., Class A	3,221	207,014
Brown-Forman Corp., Class B	16,411	1,110,040
Constellation Brands, Inc., Class A	5,971	1,124,339
Keurig Dr. Pepper, Inc. (B)	3,359	95,832
Molson Coors Beverage Company, Class B	11,333	629,888
Monster Beverage Corp. (A)	13,706	912,820
PepsiCo, Inc.	31,517	4,476,044
The Coca-Cola Company	80,455	4,698,572
Food and staples retailing – 1.4%
Casey's General Stores, Inc.	687	110,511
Costco Wholesale Corp.	10,294	3,145,023
Sysco Corp.	20,521	1,685,595
The Kroger Company	66,131	1,776,279
US Foods Holding Corp. (A)	11,835	475,412
SEE NOTES TO FUNDS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	27

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer staples (continued)
Food and staples retailing (continued)
Walgreens Boots Alliance, Inc.	19,305	$981,659
Walmart, Inc.	42,183	4,829,532
Food products – 1.6%
Archer-Daniels-Midland Company	27,558	1,233,496
Beyond Meat, Inc. (A)(B)	99	10,932
Bunge, Ltd.	9,882	518,113
Campbell Soup Company	12,998	628,973
Conagra Brands, Inc.	29,841	982,366
General Mills, Inc.	27,992	1,461,742
Hormel Foods Corp. (B)	15,019	709,798
Ingredion, Inc.	5,245	461,560
Kellogg Company	13,963	952,416
Lamb Weston Holdings, Inc.	8,635	788,462
McCormick & Company, Inc.	8,205	1,340,451
Mondelez International, Inc., Class A	37,301	2,140,331
Pilgrim's Pride Corp. (A)	626	16,307
Post Holdings, Inc. (A)	4,362	456,134
The Hershey Company	6,655	1,032,656
The J.M. Smucker Company	6,512	674,708
The Kraft Heinz Company	9,588	279,970
Tyson Foods, Inc., Class A	13,025	1,076,256
Household products – 1.3%
Church & Dwight Company, Inc.	12,696	942,297
Colgate-Palmolive Company	17,881	1,319,260
Kimberly-Clark Corp.	9,425	1,350,037
Spectrum Brands Holdings, Inc.	439	26,959
The Clorox Company	8,752	1,376,777
The Procter & Gamble Company	51,974	6,477,000
Personal products – 0.2%
Coty, Inc., Class A	12,659	129,881
Herbalife Nutrition, Ltd. (A)	6,537	253,962
The Estee Lauder Companies, Inc., Class A	8,115	1,583,723
Tobacco – 0.5%
Altria Group, Inc.	42,876	2,037,896
Philip Morris International, Inc.	26,876	2,222,645
Energy – 3.4%		31,352,326
Energy equipment and services – 0.2%
Baker Hughes Company	9,522	206,247
Halliburton Company	19,848	432,885
National Oilwell Varco, Inc.	17,949	369,929
Schlumberger, Ltd.	22,870	766,374
TechnipFMC PLC	23,755	392,195
Oil, gas and consumable fuels – 3.2%
Apache Corp.	18,792	515,652
Cabot Oil & Gas Corp.	19,660	277,009
Cheniere Energy, Inc. (A)	8,915	528,125
Chevron Corp.	48,692	5,216,861
Concho Resources, Inc.	8,145	617,228
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
ConocoPhillips	23,759	$1,411,997
Continental Resources, Inc.	4,966	135,175
Devon Energy Corp.	23,915	519,434
Diamondback Energy, Inc.	7,114	529,282
EOG Resources, Inc.	12,039	877,763
Exxon Mobil Corp.	86,607	5,380,027
Hess Corp.	15,728	889,733
HollyFrontier Corp.	14,233	639,346
Kinder Morgan, Inc.	57,425	1,198,460
Marathon Oil Corp.	53,420	607,385
Marathon Petroleum Corp.	30,528	1,663,776
Noble Energy, Inc.	32,702	646,519
Occidental Petroleum Corp.	24,661	979,535
ONEOK, Inc.	19,664	1,472,244
Parsley Energy, Inc., Class A	8,337	138,728
Phillips 66	12,416	1,134,450
Pioneer Natural Resources Company	5,592	754,920
Tallgrass Energy LP, Class A	2,671	59,590
Targa Resources Corp.	9,113	332,625
The Williams Companies, Inc.	36,525	755,702
Valero Energy Corp.	22,573	1,903,130
Financials – 14.0%		129,193,663
Banks – 5.0%
Bank of America Corp.	205,410	6,743,610
BOK Financial Corp.	1,064	83,950
Citigroup, Inc.	57,400	4,271,134
Citizens Financial Group, Inc.	29,415	1,096,591
Comerica, Inc.	10,912	667,378
Commerce Bancshares, Inc. (B)	5,636	381,332
Cullen/Frost Bankers, Inc. (B)	2,227	198,559
East West Bancorp, Inc.	8,329	381,801
Fifth Third Bancorp	59,039	1,679,660
First Republic Bank	8,200	909,216
Huntington Bancshares, Inc.	65,752	892,255
JPMorgan Chase & Co.	79,967	10,584,432
KeyCorp	64,335	1,203,708
M&T Bank Corp.	8,542	1,439,498
People's United Financial, Inc.	20,184	311,237
Popular, Inc.	1,481	82,877
Regions Financial Corp.	87,666	1,364,960
Signature Bank	2,822	400,414
SVB Financial Group (A)	2,802	673,405
Synovus Financial Corp.	3,666	128,383
The PNC Financial Services Group, Inc.	13,251	1,968,436
Truist Financial Corp.	58,243	3,003,592
U.S. Bancorp	40,052	2,131,567
Wells Fargo & Company	110,909	5,206,068
Zions Bancorp NA	12,398	563,985
28	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS' INVESTMENTS

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Capital markets – 3.2%
Ameriprise Financial, Inc.	11,812	$1,953,823
Ares Management Corp., Class A	1,158	41,757
BlackRock, Inc.	2,232	1,177,045
Cboe Global Markets, Inc.	5,361	660,582
CME Group, Inc.	7,035	1,527,369
E*TRADE Financial Corp.	14,913	635,592
FactSet Research Systems, Inc.	2,269	649,184
Franklin Resources, Inc.	19,671	497,676
Intercontinental Exchange, Inc.	16,095	1,605,315
Invesco, Ltd.	23,205	401,447
KKR & Company, Inc., Class A	5,372	171,367
LPL Financial Holdings, Inc.	3,046	280,628
MarketAxess Holdings, Inc.	1,919	679,671
Moody's Corp.	5,847	1,501,451
Morgan Stanley	33,459	1,748,567
Morningstar, Inc.	536	84,093
MSCI, Inc.	5,660	1,617,628
Nasdaq, Inc.	6,969	811,610
Northern Trust Corp.	13,581	1,328,358
Raymond James Financial, Inc.	8,180	747,897
S&P Global, Inc.	7,302	2,144,816
SEI Investments Company	10,073	657,364
State Street Corp.	11,953	904,005
T. Rowe Price Group, Inc.	14,218	1,898,530
TD Ameritrade Holding Corp.	12,533	595,067
The Bank of New York Mellon Corp.	34,187	1,530,894
The Blackstone Group, Inc., Class A	2,630	160,614
The Charles Schwab Corp.	30,243	1,377,569
The Goldman Sachs Group, Inc.	8,746	2,079,362
Tradeweb Markets, Inc., Class A	378	17,456
Consumer finance – 1.0%
Ally Financial, Inc.	37,879	1,213,264
American Express Company	19,143	2,486,101
Capital One Financial Corp.	21,690	2,164,662
Credit Acceptance Corp. (A)	477	204,623
Discover Financial Services	21,431	1,610,111
Santander Consumer USA Holdings, Inc.	8,812	234,575
Synchrony Financial	39,948	1,294,715
Diversified financial services – 1.2%
Berkshire Hathaway, Inc., Class B (A)	43,565	9,777,293
Equitable Holdings, Inc.	8,047	193,289
Jefferies Financial Group, Inc.	16,778	363,076
Voya Financial, Inc.	9,498	567,316
Insurance – 3.6%
Aflac, Inc.	30,657	1,580,981
Alleghany Corp. (A)	858	684,392
American Financial Group, Inc.	5,062	550,695
American International Group, Inc.	25,214	1,267,256
Aon PLC	10,030	2,209,108
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Insurance (continued)
Arch Capital Group, Ltd. (A)	19,316	$852,995
Arthur J. Gallagher & Company	10,282	1,054,625
Assurant, Inc.	1,531	199,887
Athene Holding, Ltd., Class A (A)	4,282	186,524
Brown & Brown, Inc.	13,753	617,510
Chubb, Ltd.	8,702	1,322,617
Cincinnati Financial Corp.	8,848	928,598
CNA Financial Corp.	1,992	88,903
Erie Indemnity Company, Class A (B)	1,308	217,782
Everest Re Group, Ltd.	2,750	760,568
Fidelity National Financial, Inc.	15,750	767,813
First American Financial Corp.	4,818	298,620
Globe Life, Inc.	7,487	780,595
Lincoln National Corp.	16,407	893,853
Loews Corp.	18,375	945,394
Markel Corp. (A)	636	746,009
Marsh & McLennan Companies, Inc.	15,607	1,745,799
MetLife, Inc.	23,358	1,161,126
Old Republic International Corp.	16,394	369,685
Principal Financial Group, Inc.	21,291	1,127,358
Prudential Financial, Inc.	15,086	1,373,731
Reinsurance Group of America, Inc.	4,659	671,129
RenaissanceRe Holdings, Ltd.	866	164,055
The Allstate Corp.	13,063	1,548,488
The Hartford Financial Services Group, Inc.	30,963	1,835,487
The Progressive Corp.	22,565	1,820,770
The Travelers Companies, Inc.	14,106	1,856,632
Unum Group	16,870	450,260
W.R. Berkley Corp.	10,287	756,403
Willis Towers Watson PLC	6,293	1,329,648
Thrifts and mortgage finance – 0.0%
New York Community Bancorp, Inc.	5,837	64,557
Health care – 12.9%		118,400,206
Biotechnology – 1.6%
AbbVie, Inc.	29,431	2,384,500
Alexion Pharmaceuticals, Inc. (A)	6,705	666,410
Alnylam Pharmaceuticals, Inc. (A)	2,553	293,059
Amgen, Inc.	15,909	3,437,139
Biogen, Inc. (A)	5,491	1,476,255
BioMarin Pharmaceutical, Inc. (A)	5,875	490,563
Bluebird Bio, Inc. (A)	999	79,610
Exact Sciences Corp. (A)	2,201	205,309
Exelixis, Inc. (A)	13,499	232,183
Gilead Sciences, Inc.	35,610	2,250,552
Incyte Corp. (A)	5,397	394,359
Ionis Pharmaceuticals, Inc. (A)	3,355	195,664
Moderna, Inc. (A)(B)	762	15,629
Neurocrine Biosciences, Inc. (A)	1,878	187,950
Regeneron Pharmaceuticals, Inc. (A)	1,975	667,432
SEE NOTES TO FUNDS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	29

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Biotechnology (continued)
Sage Therapeutics, Inc. (A)	1,155	$76,553
Sarepta Therapeutics, Inc. (A)(B)	802	93,000
Seattle Genetics, Inc. (A)	3,228	349,883
Vertex Pharmaceuticals, Inc. (A)	5,736	1,302,359
Health care equipment and supplies – 3.4%
Abbott Laboratories	42,383	3,693,255
ABIOMED, Inc. (A)	1,399	260,620
Align Technology, Inc. (A)	3,251	835,832
Baxter International, Inc.	16,714	1,491,223
Becton, Dickinson and Company	6,885	1,894,614
Boston Scientific Corp. (A)	33,200	1,390,084
Danaher Corp.	14,502	2,332,937
Dentsply Sirona, Inc.	13,009	728,504
DexCom, Inc. (A)	1,595	383,996
Edwards Lifesciences Corp. (A)	6,129	1,347,522
Haemonetics Corp. (A)	678	72,810
Hill-Rom Holdings, Inc.	2,606	277,513
Hologic, Inc. (A)	19,595	1,048,724
IDEXX Laboratories, Inc. (A)	5,257	1,424,700
Insulet Corp. (A)	1,052	204,130
Intuitive Surgical, Inc. (A)	2,207	1,235,434
Masimo Corp. (A)	1,260	214,956
Medtronic PLC	27,728	3,200,920
Novocure, Ltd. (A)	780	63,539
ResMed, Inc.	8,151	1,295,764
STERIS PLC	4,439	668,913
Stryker Corp.	9,012	1,898,828
Teleflex, Inc.	2,123	788,716
The Cooper Companies, Inc.	2,539	880,754
Varian Medical Systems, Inc. (A)	6,139	862,959
West Pharmaceutical Services, Inc.	3,314	516,818
Zimmer Biomet Holdings, Inc.	11,186	1,654,409
Health care providers and services – 3.2%
AmerisourceBergen Corp.	10,618	908,476
Anthem, Inc.	8,744	2,319,608
Cardinal Health, Inc.	18,386	941,547
Centene Corp. (A)	31,037	1,949,434
Chemed Corp.	251	117,227
Cigna Corp.	16,586	3,190,815
CVS Health Corp.	37,141	2,518,903
DaVita, Inc. (A)	12,957	1,034,876
Encompass Health Corp.	2,925	225,313
Guardant Health, Inc. (A)	520	39,541
HCA Healthcare, Inc.	7,477	1,037,808
Henry Schein, Inc. (A)	12,098	834,036
Humana, Inc.	5,583	1,877,228
Laboratory Corp. of America Holdings (A)	8,693	1,524,752
McKesson Corp.	11,058	1,576,981
Molina Healthcare, Inc. (A)	2,374	291,931
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Health care providers and services (continued)
Quest Diagnostics, Inc.	14,301	$1,582,692
UnitedHealth Group, Inc.	24,059	6,554,875
Universal Health Services, Inc., Class B	8,172	1,120,463
Health care technology – 0.2%
Cerner Corp.	19,810	1,422,952
Veeva Systems, Inc., Class A (A)	3,703	542,897
Life sciences tools and services – 1.2%
Agilent Technologies, Inc.	19,529	1,612,314
Avantor, Inc. (A)	3,364	62,133
Bio-Rad Laboratories, Inc., Class A (A)	1,015	366,334
Bio-Techne Corp.	825	173,225
Bruker Corp.	2,414	119,421
Charles River Laboratories International, Inc. (A)	1,945	300,658
Illumina, Inc. (A)	4,185	1,213,943
IQVIA Holdings, Inc. (A)	8,472	1,315,278
Mettler-Toledo International, Inc. (A)	1,676	1,269,034
PerkinElmer, Inc.	5,848	540,823
PRA Health Sciences, Inc. (A)	1,733	175,570
Thermo Fisher Scientific, Inc.	9,147	2,864,749
Waters Corp. (A)	5,060	1,132,377
Pharmaceuticals – 3.3%
Allergan PLC	7,220	1,347,541
Bristol-Myers Squibb Company	44,695	2,813,550
Catalent, Inc. (A)	6,859	419,085
Elanco Animal Health, Inc. (A)	14,084	435,196
Eli Lilly & Company	18,493	2,582,363
Jazz Pharmaceuticals PLC (A)	3,378	484,236
Johnson & Johnson	59,926	8,921,184
Merck & Company, Inc.	60,720	5,187,917
Mylan NV (A)	28,026	600,317
Perrigo Company PLC	6,604	376,692
Pfizer, Inc.	136,810	5,094,804
Zoetis, Inc.	14,248	1,912,224
Industrials – 11.8%		108,437,552
Aerospace and defense – 2.3%
Arconic, Inc.	23,074	691,066
BWX Technologies, Inc.	1,632	103,779
Curtiss-Wright Corp.	983	142,958
General Dynamics Corp.	6,861	1,203,694
HEICO Corp.	1,344	164,546
HEICO Corp., Class A	2,524	242,683
Hexcel Corp.	2,755	204,476
Huntington Ingalls Industries, Inc.	2,819	735,759
L3Harris Technologies, Inc.	6,646	1,470,959
Lockheed Martin Corp.	5,799	2,482,668
Northrop Grumman Corp.	4,158	1,557,462
Raytheon Company	9,103	2,011,217
Spirit AeroSystems Holdings, Inc., Class A	7,380	482,062
30	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS' INVESTMENTS

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Aerospace and defense (continued)
Teledyne Technologies, Inc. (A)	1,338	$488,450
Textron, Inc.	17,409	799,595
The Boeing Company	10,465	3,330,696
TransDigm Group, Inc.	2,342	1,506,562
United Technologies Corp.	22,512	3,381,302
Air freight and logistics – 0.5%
C.H. Robinson Worldwide, Inc.	9,647	696,706
Expeditors International of Washington, Inc.	11,479	838,426
FedEx Corp.	7,888	1,140,920
United Parcel Service, Inc., Class B	14,341	1,484,580
XPO Logistics, Inc. (A)	5,361	476,700
Airlines – 0.8%
Alaska Air Group, Inc.	9,012	582,085
American Airlines Group, Inc. (B)	27,611	741,079
Delta Air Lines, Inc.	31,850	1,775,319
JetBlue Airways Corp. (A)	16,772	332,589
Southwest Airlines Company	29,411	1,617,017
United Airlines Holdings, Inc. (A)	25,399	1,899,845
Building products – 0.5%
Allegion PLC	6,401	827,777
AO Smith Corp.	6,899	294,518
Fortune Brands Home & Security, Inc.	8,855	608,427
Johnson Controls International PLC	30,317	1,196,006
Lennox International, Inc.	2,124	494,850
Masco Corp.	15,612	741,882
Owens Corning	7,515	454,582
Commercial services and supplies – 0.8%
Cintas Corp.	6,299	1,757,232
Copart, Inc. (A)	11,098	1,126,003
IAA, Inc. (A)	6,667	315,082
Republic Services, Inc.	20,215	1,921,436
Rollins, Inc.	7,860	298,287
Waste Management, Inc.	18,003	2,190,965
Construction and engineering – 0.1%
AECOM (A)	2,663	128,436
Jacobs Engineering Group, Inc.	7,489	692,957
Electrical equipment – 0.8%
Acuity Brands, Inc.	1,897	223,599
AMETEK, Inc.	14,272	1,386,525
Eaton Corp. PLC	16,209	1,531,264
Emerson Electric Company	21,654	1,551,076
Hubbell, Inc.	3,449	494,000
Rockwell Automation, Inc.	8,387	1,607,452
Sensata Technologies Holding PLC (A)	10,451	494,019
Industrial conglomerates – 1.0%
3M Company	13,605	2,158,569
Carlisle Companies, Inc.	4,185	653,823
General Electric Company	165,157	2,056,205
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Industrial conglomerates (continued)
Honeywell International, Inc.	16,834	$2,915,985
Roper Technologies, Inc.	4,057	1,548,395
Machinery – 2.7%
Allison Transmission Holdings, Inc.	8,732	385,954
Caterpillar, Inc.	15,874	2,085,050
Cummins, Inc.	8,879	1,420,374
Deere & Company	13,341	2,115,616
Donaldson Company, Inc.	8,163	423,252
Dover Corp.	12,005	1,366,769
Flowserve Corp.	9,628	449,435
Fortive Corp.	15,525	1,163,288
Gardner Denver Holdings, Inc. (A)(B)	2,713	95,796
Graco, Inc.	7,764	412,657
IDEX Corp.	4,544	744,534
Illinois Tool Works, Inc.	10,923	1,911,307
Ingersoll-Rand PLC	17,921	2,387,615
Lincoln Electric Holdings, Inc.	3,672	327,469
Nordson Corp.	2,716	458,624
PACCAR, Inc.	26,004	1,929,757
Parker-Hannifin Corp.	9,469	1,852,989
Pentair PLC	10,160	436,169
Snap-on, Inc.	3,714	592,866
Stanley Black & Decker, Inc.	10,162	1,619,111
The Middleby Corp. (A)	3,173	355,884
The Toro Company	5,481	438,590
WABCO Holdings, Inc. (A)	3,156	428,111
Wabtec Corp.	5,559	410,588
Woodward, Inc.	1,256	146,085
Xylem, Inc.	9,727	794,307
Professional services – 0.7%
CoStar Group, Inc. (A)	1,407	918,757
Equifax, Inc.	7,157	1,072,834
IHS Markit, Ltd. (A)	13,000	1,025,180
Nielsen Holdings PLC	13,997	285,539
Robert Half International, Inc.	8,114	471,991
TransUnion	8,764	803,659
Verisk Analytics, Inc.	9,091	1,477,015
Road and rail – 1.2%
AMERCO	534	198,258
CSX Corp.	24,852	1,897,202
J.B. Hunt Transport Services, Inc.	7,763	837,861
Kansas City Southern	7,013	1,183,023
Knight-Swift Transportation Holdings, Inc. (B)	1,807	67,004
Lyft, Inc., Class A (A)	441	20,939
Norfolk Southern Corp.	12,571	2,617,408
Old Dominion Freight Line, Inc.	3,891	763,531
Uber Technologies, Inc. (A)	1,329	48,229
Union Pacific Corp.	20,268	3,636,485
SEE NOTES TO FUNDS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	31

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Trading companies and distributors – 0.4%
Fastenal Company	34,917	$1,217,905
HD Supply Holdings, Inc. (A)	11,065	450,788
United Rentals, Inc. (A)	6,469	877,779
W.W. Grainger, Inc.	4,319	1,307,232
Watsco, Inc.	1,450	252,184
Information technology – 21.8%		200,968,501
Communications equipment – 0.9%
Arista Networks, Inc. (A)	2,096	468,121
Ciena Corp. (A)	3,800	154,546
Cisco Systems, Inc.	107,761	4,953,773
F5 Networks, Inc. (A)	4,126	503,867
Juniper Networks, Inc.	25,169	577,377
Motorola Solutions, Inc.	9,074	1,606,098
Ubiquiti, Inc. (B)	569	92,986
Electronic equipment, instruments and components – 1.2%
Amphenol Corp., Class A	21,863	2,174,713
Arrow Electronics, Inc. (A)	7,402	562,108
CDW Corp.	8,550	1,115,348
Cognex Corp.	5,760	293,587
Corning, Inc.	55,792	1,489,088
Dolby Laboratories, Inc., Class A	3,095	214,607
Flex, Ltd. (A)	48,953	643,732
FLIR Systems, Inc.	5,802	299,035
IPG Photonics Corp. (A)	1,705	217,677
Keysight Technologies, Inc. (A)	9,870	917,811
National Instruments Corp.	4,471	199,541
TE Connectivity, Ltd.	17,218	1,587,155
Trimble, Inc. (A)	13,992	594,940
Zebra Technologies Corp., Class A (A)	2,498	597,072
IT services – 5.2%
Accenture PLC, Class A	15,837	3,249,911
Akamai Technologies, Inc. (A)	11,056	1,032,078
Alliance Data Systems Corp.	4,122	423,700
Amdocs, Ltd.	11,404	820,518
Automatic Data Processing, Inc.	10,690	1,832,159
Black Knight, Inc. (A)	6,512	435,783
Booz Allen Hamilton Holding Corp.	6,861	535,432
Broadridge Financial Solutions, Inc.	6,971	830,595
CACI International, Inc., Class A (A)	388	103,767
Cognizant Technology Solutions Corp., Class A	20,348	1,248,960
DXC Technology Company	14,339	457,127
EPAM Systems, Inc. (A)	1,761	401,755
Euronet Worldwide, Inc. (A)	1,460	230,154
Fidelity National Information Services, Inc.	14,219	2,042,702
Fiserv, Inc. (A)	13,399	1,589,255
FleetCor Technologies, Inc. (A)	5,010	1,579,302
Gartner, Inc. (A)	4,564	733,800
Genpact, Ltd.	7,433	329,059
Global Payments, Inc.	18,510	3,617,780
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
IT services (continued)
GoDaddy, Inc., Class A (A)	4,112	$276,368
IBM Corp.	23,874	3,431,410
Jack Henry & Associates, Inc.	4,638	693,567
Leidos Holdings, Inc.	8,282	832,093
Mastercard, Inc., Class A	20,546	6,491,303
MongoDB, Inc. (A)(B)	335	54,910
Okta, Inc. (A)	1,704	218,197
Paychex, Inc.	18,700	1,603,899
PayPal Holdings, Inc. (A)	21,720	2,473,691
Sabre Corp.	15,787	340,052
Square, Inc., Class A (A)	4,981	372,031
The Western Union Company	30,182	811,896
Twilio, Inc., Class A (A)(B)	2,936	365,062
VeriSign, Inc. (A)	5,507	1,146,227
Visa, Inc., Class A	36,356	7,233,753
WEX, Inc. (A)	1,648	357,484
Semiconductors and semiconductor equipment – 4.3%
Advanced Micro Devices, Inc. (A)	24,937	1,172,039
Analog Devices, Inc.	16,057	1,762,256
Applied Materials, Inc.	36,775	2,132,582
Broadcom, Inc.	9,079	2,770,548
Cypress Semiconductor Corp.	14,582	340,198
Entegris, Inc.	2,439	126,243
First Solar, Inc. (A)	1,822	90,335
Intel Corp.	123,416	7,889,985
KLA Corp.	7,750	1,284,485
Lam Research Corp.	9,724	2,899,794
Marvell Technology Group, Ltd.	32,756	787,454
Maxim Integrated Products, Inc.	18,758	1,127,731
Microchip Technology, Inc. (B)	13,593	1,325,046
Micron Technology, Inc. (A)	56,236	2,985,569
Monolithic Power Systems, Inc.	955	163,467
NVIDIA Corp.	10,912	2,579,924
ON Semiconductor Corp. (A)	25,091	580,857
Qorvo, Inc. (A)	6,834	723,447
QUALCOMM, Inc.	32,169	2,744,337
Skyworks Solutions, Inc.	12,001	1,357,913
Teradyne, Inc.	10,112	667,291
Texas Instruments, Inc.	24,278	2,929,141
Universal Display Corp.	628	110,635
Xilinx, Inc.	9,212	778,230
Software – 5.7%
Adobe, Inc. (A)	7,999	2,808,769
Alteryx, Inc., Class A (A)(B)	360	50,209
Anaplan, Inc. (A)	940	54,135
ANSYS, Inc. (A)	4,619	1,267,130
Aspen Technology, Inc. (A)	2,183	259,733
Atlassian Corp. PLC, Class A (A)	2,555	375,585
Autodesk, Inc. (A)	5,279	1,039,171
32	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS' INVESTMENTS

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Software (continued)
Avalara, Inc. (A)	575	$48,956
Cadence Design Systems, Inc. (A)	14,685	1,058,935
CDK Global, Inc.	7,174	385,100
Ceridian HCM Holding, Inc. (A)	1,463	107,223
Citrix Systems, Inc.	9,398	1,139,226
Coupa Software, Inc. (A)	751	121,024
Crowdstrike Holdings, Inc., Class A (A)	216	13,195
DocuSign, Inc. (A)	1,537	120,670
Dropbox, Inc., Class A (A)	1,523	25,921
Elastic NV (A)	285	18,491
Fair Isaac Corp. (A)	917	368,982
Fortinet, Inc. (A)	4,809	554,766
Guidewire Software, Inc. (A)	3,001	337,613
HubSpot, Inc. (A)	600	108,564
Intuit, Inc.	6,469	1,813,778
Microsoft Corp.	143,418	24,414,046
NortonLifeLock, Inc.	41,497	1,179,345
Oracle Corp.	76,872	4,031,936
Palo Alto Networks, Inc. (A)	2,774	651,280
Paycom Software, Inc. (A)	1,634	519,873
Paylocity Holding Corp. (A)	301	42,709
Pegasystems, Inc.	540	46,553
Proofpoint, Inc. (A)	936	114,950
PTC, Inc. (A)	3,711	308,458
RealPage, Inc. (A)	1,820	106,197
RingCentral, Inc., Class A (A)	1,222	251,219
salesforce.com, Inc. (A)	12,272	2,237,308
ServiceNow, Inc. (A)	4,299	1,454,051
Slack Technologies, Inc., Class A (A)(B)	1,072	22,223
Smartsheet, Inc., Class A (A)	925	44,844
SolarWinds Corp. (A)(B)	758	14,341
Splunk, Inc. (A)	4,456	691,839
SS&C Technologies Holdings, Inc.	11,645	733,751
Synopsys, Inc. (A)	8,834	1,303,103
The Trade Desk, Inc., Class A (A)	766	206,192
Tyler Technologies, Inc. (A)	1,604	519,183
VMware, Inc., Class A (A)	2,069	306,336
Workday, Inc., Class A (A)	3,570	659,129
Zendesk, Inc. (A)	1,884	162,778
Zoom Video Communications, Inc., Class A (A)(B)	184	14,039
Zscaler, Inc. (A)(B)	730	40,946
Technology hardware, storage and peripherals – 4.5%
Apple, Inc.	113,821	35,228,722
Dell Technologies, Inc., Class C (A)	5,359	261,358
Hewlett Packard Enterprise Company	71,900	1,001,567
HP, Inc.	52,836	1,126,464
NetApp, Inc.	18,558	990,997
Seagate Technology PLC	24,250	1,382,008
Western Digital Corp.	22,337	1,463,074
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Technology hardware, storage and peripherals (continued)
Xerox Holdings Corp.	16,082	$572,037
Materials – 3.4%		30,930,055
Chemicals – 1.9%
Air Products & Chemicals, Inc.	7,119	1,699,376
Albemarle Corp.	6,396	513,471
Axalta Coating Systems, Ltd. (A)	12,614	363,409
Celanese Corp.	9,797	1,013,990
CF Industries Holdings, Inc.	17,660	711,345
Corteva, Inc.	21,387	618,512
Dow, Inc.	17,445	803,691
DuPont de Nemours, Inc.	13,001	665,391
Eastman Chemical Company	11,789	840,202
Ecolab, Inc.	8,263	1,620,457
FMC Corp.	8,198	783,647
International Flavors & Fragrances, Inc. (B)	5,001	655,681
Linde PLC	9,595	1,949,032
LyondellBasell Industries NV, Class A	11,277	878,027
PPG Industries, Inc.	12,901	1,546,056
RPM International, Inc.	8,445	602,720
The Mosaic Company	20,724	411,164
The Scotts Miracle-Gro Company	592	72,662
The Sherwin-Williams Company	3,058	1,703,275
Westlake Chemical Corp.	2,302	140,882
Construction materials – 0.2%
Martin Marietta Materials, Inc.	3,629	957,330
Vulcan Materials Company	7,572	1,072,422
Containers and packaging – 0.8%
Amcor PLC	25,619	271,305
AptarGroup, Inc.	3,120	360,391
Avery Dennison Corp.	4,820	632,577
Ball Corp.	21,597	1,558,871
Berry Global Group, Inc. (A)	6,817	289,859
Crown Holdings, Inc. (A)	8,509	629,921
International Paper Company	31,670	1,289,602
Packaging Corp. of America	6,956	666,037
Sealed Air Corp.	10,629	377,330
Sonoco Products Company	2,899	165,649
Westrock Company	12,388	483,132
Metals and mining – 0.5%
Freeport-McMoRan, Inc.	89,651	995,126
Newmont Corp.	28,615	1,289,392
Nucor Corp.	22,132	1,051,049
Reliance Steel & Aluminum Company	4,918	564,586
Royal Gold, Inc.	1,223	141,036
Southern Copper Corp.	3,060	115,301
Steel Dynamics, Inc.	14,262	426,149
SEE NOTES TO FUNDS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	33

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Real estate – 3.7%		$33,634,172
Equity real estate investment trusts – 3.5%
Alexandria Real Estate Equities, Inc.	4,241	692,131
American Campus Communities, Inc.	5,187	237,928
American Homes 4 Rent, Class A	8,908	243,456
American Tower Corp.	8,446	1,957,276
Americold Realty Trust	2,448	84,383
Apartment Investment & Management Company, Class A	6,556	345,567
AvalonBay Communities, Inc.	5,774	1,251,168
Boston Properties, Inc.	6,629	950,267
Brixmor Property Group, Inc.	3,133	62,535
Camden Property Trust	3,925	441,288
CoreSite Realty Corp.	397	46,628
Crown Castle International Corp.	9,095	1,362,795
CubeSmart	3,384	107,171
CyrusOne, Inc.	1,910	116,224
Digital Realty Trust, Inc.	7,905	972,236
Douglas Emmett, Inc.	6,002	249,083
Duke Realty Corp.	14,955	543,016
EPR Properties	1,514	108,054
Equinix, Inc.	1,975	1,164,717
Equity LifeStyle Properties, Inc.	6,684	486,261
Equity Residential	12,041	1,000,366
Essex Property Trust, Inc.	2,785	862,682
Extra Space Storage, Inc.	5,245	580,517
Federal Realty Investment Trust	3,138	392,313
Gaming and Leisure Properties, Inc.	7,668	362,351
Healthcare Trust of America, Inc., Class A	5,392	172,706
Healthpeak Properties, Inc.	19,913	716,669
Host Hotels & Resorts, Inc.	31,358	512,390
Invitation Homes, Inc.	10,249	322,536
Iron Mountain, Inc.	11,595	366,518
Kilroy Realty Corp.	4,161	343,574
Kimco Realty Corp.	17,593	335,147
Lamar Advertising Company, Class A	3,449	320,102
Liberty Property Trust	6,389	400,271
Medical Properties Trust, Inc.	7,485	165,793
MGM Growth Properties LLC, Class A	2,832	90,454
Mid-America Apartment Communities, Inc.	4,404	604,273
National Retail Properties, Inc.	6,231	348,936
Omega Healthcare Investors, Inc.	8,254	346,255
Prologis, Inc.	15,425	1,432,674
Public Storage	3,263	730,129
Realty Income Corp.	12,029	943,194
Regency Centers Corp.	5,721	354,931
SBA Communications Corp.	6,280	1,567,237
Simon Property Group, Inc.	6,357	846,435
SL Green Realty Corp.	4,073	374,879
STORE Capital Corp.	4,681	183,729
Sun Communities, Inc.	3,091	501,267
UDR, Inc.	11,551	553,408
MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Real estate (continued)
Equity real estate investment trusts (continued)
Ventas, Inc.	14,238	$823,811
VEREIT, Inc.	38,427	375,048
VICI Properties, Inc.	10,672	286,010
Vornado Realty Trust	7,439	489,263
Welltower, Inc.	13,302	1,129,473
Weyerhaeuser Company	42,022	1,216,537
WP Carey, Inc.	5,531	465,268
Real estate management and development – 0.2%
CBRE Group, Inc., Class A (A)	18,705	1,141,940
Jones Lang LaSalle, Inc.	2,813	477,704
The Howard Hughes Corp. (A)	618	75,198
Utilities – 4.8%		43,859,786
Electric utilities – 2.7%
Alliant Energy Corp.	14,064	834,839
American Electric Power Company, Inc.	22,346	2,328,900
Avangrid, Inc.	2,404	128,037
Duke Energy Corp.	16,337	1,594,981
Edison International	24,875	1,904,181
Entergy Corp.	14,310	1,882,051
Evergy, Inc.	14,414	1,040,114
Eversource Energy	19,763	1,826,892
Exelon Corp.	43,468	2,068,642
FirstEnergy Corp.	29,625	1,504,654
IDACORP, Inc.	646	72,475
NextEra Energy, Inc.	9,348	2,507,134
OGE Energy Corp.	13,633	625,073
Pinnacle West Capital Corp.	8,790	858,695
PPL Corp.	45,873	1,660,144
The Southern Company	28,745	2,023,648
Xcel Energy, Inc.	25,305	1,750,853
Gas utilities – 0.1%
Atmos Energy Corp.	6,002	702,414
UGI Corp.	12,197	507,273
Independent power and renewable electricity producers – 0.2%
AES Corp.	50,306	999,077
NRG Energy, Inc.	11,656	429,990
Vistra Energy Corp.	19,086	429,817
Multi-utilities – 1.6%
Ameren Corp.	18,683	1,532,940
CenterPoint Energy, Inc.	35,526	940,728
CMS Energy Corp.	17,025	1,166,383
Consolidated Edison, Inc.	22,241	2,090,654
Dominion Energy, Inc.	18,597	1,594,693
DTE Energy Company	12,514	1,659,482
MDU Resources Group, Inc.	8,509	251,951
NiSource, Inc.	26,467	775,748
Public Service Enterprise Group, Inc.	29,963	1,773,810
34	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS' INVESTMENTS

MULTIFACTOR LARGE CAP ETF (continued)

	Shares or Principal Amount	Value
Utilities (continued)
Multi-utilities (continued)
Sempra Energy	7,140	$1,146,970
WEC Energy Group, Inc.	16,576	1,655,777
Water utilities – 0.2%
American Water Works Company, Inc.	9,300	1,266,660
Aqua America, Inc.	6,240	324,106

SHORT-TERM INVESTMENTS – 0.7%		$6,094,158
(Cost $6,093,499)
Short-term funds – 0.7%		6,094,158
John Hancock Collateral Trust, 1.6984% (C)(D)	568,496	5,689,401

State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.5121% (C)	404,757	404,757
Total investments (Multifactor Large Cap ETF) (Cost $784,019,238) 100.6%		$925,178,619
Other assets and liabilities, net (0.6%)		(5,633,541)
Total net assets 100.0%		$919,545,078

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 1-31-20. The value of securities on loan amounted to $5,400,497.
(C)	The rate shown is the annualized seven-day yield as of 1-31-20.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
MULTIFACTOR MATERIALS ETF

As of 1-31-20 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 100.0%		$19,897,143
(Cost $19,647,993)
Industrials – 3.9%		781,098
Aerospace and defense – 2.0%
Arconic, Inc.	13,027	390,159
Building products – 1.4%
Owens Corning	4,653	281,460
Machinery – 0.5%
RBC Bearings, Inc. (A)	704	109,479
Materials – 95.1%		18,923,047
Chemicals – 52.4%
Air Products & Chemicals, Inc.	3,363	802,782
Albemarle Corp.	3,898	312,931
Ashland Global Holdings, Inc.	2,182	161,424
Axalta Coating Systems, Ltd. (A)	8,077	232,698
Celanese Corp.	4,354	450,639
CF Industries Holdings, Inc.	7,935	319,622
Dow, Inc.	15,805	728,136
MULTIFACTOR MATERIALS ETF (continued)

	Shares or Principal Amount	Value
Materials (continued)
Chemicals (continued)
DuPont de Nemours, Inc.	5,974	$305,749
Eastman Chemical Company	5,926	422,346
Ecolab, Inc.	3,480	682,463
FMC Corp.	4,709	450,133
Huntsman Corp.	9,801	201,509
International Flavors & Fragrances, Inc. (B)	3,027	396,870
Linde PLC	5,642	1,146,059
LyondellBasell Industries NV, Class A	11,412	888,537
NewMarket Corp.	318	139,799
PPG Industries, Inc.	8,027	961,956
RPM International, Inc.	4,353	310,674
The Mosaic Company	12,230	242,643
The Scotts Miracle-Gro Company	1,237	151,829
The Sherwin-Williams Company	1,344	748,595
Valvoline, Inc.	5,497	115,877
W.R. Grace & Company	2,342	157,757
Westlake Chemical Corp.	1,697	103,856
Construction materials – 5.5%
Martin Marietta Materials, Inc.	1,926	508,079
Vulcan Materials Company	4,073	576,859
Containers and packaging – 23.2%
Amcor PLC	51,075	540,884
AptarGroup, Inc.	2,045	236,218
Ardagh Group SA	465	8,872
Avery Dennison Corp.	2,836	372,197
Ball Corp.	9,568	690,618
Berry Global Group, Inc. (A)	6,301	267,919
Crown Holdings, Inc. (A)	5,401	399,836
Graphic Packaging Holding Company	12,671	198,048
International Paper Company	17,486	712,030
Packaging Corp. of America	4,368	418,236
Sealed Air Corp.	4,262	151,301
Sonoco Products Company	4,248	242,731
Westrock Company	9,492	370,188
Metals and mining – 14.0%
Freeport-McMoRan, Inc.	55,527	616,350
Newmont Corp.	12,093	544,911
Nucor Corp.	15,342	728,592
Reliance Steel & Aluminum Company	2,662	305,598
Royal Gold, Inc.	1,804	208,037
Southern Copper Corp.	2,242	84,479
Steel Dynamics, Inc.	10,247	306,180
Utilities – 1.0%		192,998
Multi-utilities – 1.0%
MDU Resources Group, Inc.	6,518	192,998
SEE NOTES TO FUNDS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	35

MULTIFACTOR MATERIALS ETF (continued)

	Shares or Principal Amount	Value

SHORT-TERM INVESTMENTS – 2.0%		$401,361
(Cost $401,343)
Short-term funds – 2.0%		401,361
John Hancock Collateral Trust, 1.6984% (C)(D)	36,952	369,811

State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.5121% (C)	31,550	31,550
Total investments (Multifactor Materials ETF) (Cost $20,049,336) 102.0%		$20,298,504
Other assets and liabilities, net (2.0%)		(391,465)
Total net assets 100.0%		$19,907,039

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 1-31-20. The value of securities on loan amounted to $357,144.
(C)	The rate shown is the annualized seven-day yield as of 1-31-20.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
MULTIFACTOR MEDIA AND COMMUNICATIONS ETF

As of 1-31-20 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 99.9%		$22,557,922
(Cost $21,397,112)
Communication services – 98.6%		22,268,421
Diversified telecommunication services – 16.1%
AT&T, Inc.	36,183	1,361,204
CenturyLink, Inc.	36,938	504,573
GCI Liberty, Inc., Class A (A)	2,942	215,296
Verizon Communications, Inc.	21,936	1,303,876
Zayo Group Holdings, Inc. (A)	6,875	238,906
Entertainment – 18.9%
Activision Blizzard, Inc.	8,031	469,653
Electronic Arts, Inc. (A)	2,972	320,738
Liberty Media Corp.-Liberty Formula One, Series A (A)	860	38,313
Liberty Media Corp.-Liberty Formula One, Series C (A)	6,196	289,911
Live Nation Entertainment, Inc. (A)	4,221	287,703
Netflix, Inc. (A)	2,868	989,718
Take-Two Interactive Software, Inc. (A)	2,913	363,076
The Walt Disney Company	9,302	1,286,560
World Wrestling Entertainment, Inc., Class A (B)	1,266	61,882
Zynga, Inc., Class A (A)	27,195	163,714
Interactive media and services – 20.4%
Alphabet, Inc., Class A (A)	530	759,373
Alphabet, Inc., Class C (A)	543	778,787
ANGI Homeservices, Inc., Class A (A)	1,528	12,270
MULTIFACTOR MEDIA AND COMMUNICATIONS ETF (continued)

	Shares or Principal Amount	Value
Communication services (continued)
Interactive media and services (continued)
CarGurus, Inc. (A)	995	$35,472
Facebook, Inc., Class A (A)	6,872	1,387,525
InterActiveCorp (A)	1,398	340,539
Match Group, Inc. (A)(B)	1,842	144,081
Pinterest, Inc., Class A (A)(B)	4,717	103,916
Snap, Inc., Class A (A)	21,630	397,559
TripAdvisor, Inc.	2,230	60,924
Twitter, Inc. (A)	10,570	343,314
Zillow Group, Inc., Class A (A)(B)	1,372	63,386
Zillow Group, Inc., Class C (A)	4,021	185,810
Media – 40.6%
Altice USA, Inc., Class A (A)	10,849	296,829
Cable One, Inc.	171	291,389
Charter Communications, Inc., Class A (A)	2,497	1,292,098
Comcast Corp., Class A	28,826	1,244,995
Discovery, Inc., Series A (A)(B)	4,689	137,200
Discovery, Inc., Series C (A)	8,860	246,042
DISH Network Corp., Class A (A)	10,623	390,501
Fox Corp., Class A	22,096	819,320
Fox Corp., Class B	14,146	513,924
Liberty Broadband Corp., Series A (A)	761	100,140
Liberty Broadband Corp., Series C (A)	5,789	769,532
Liberty Media Corp.-Liberty SiriusXM, Series A (A)	2,587	125,651
Liberty Media Corp.-Liberty SiriusXM, Series C (A)	4,756	233,139
News Corp., Class A	12,021	163,726
News Corp., Class B	3,999	55,866
Nexstar Media Group, Inc., Class A	2,667	323,107
Omnicom Group, Inc.	6,996	526,869
Sinclair Broadcast Group, Inc., Class A	6,293	188,287
Sirius XM Holdings, Inc. (B)	30,437	215,190
The Interpublic Group of Companies, Inc.	20,929	475,088
The New York Times Company, Class A	3,487	111,619
ViacomCBS, Inc., Class A	296	11,242
ViacomCBS, Inc., Class B	18,539	632,736
Wireless telecommunication services – 2.6%
Sprint Corp. (A)(B)	29,290	127,997
T-Mobile US, Inc. (A)	5,908	467,855
Information technology – 1.3%		289,501
Communications equipment – 0.9%
EchoStar Corp., Class A (A)	1,604	64,008
ViaSat, Inc. (A)	2,025	128,891
Software – 0.4%
Slack Technologies, Inc., Class A (A)(B)	4,660	96,602
36	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS' INVESTMENTS

MULTIFACTOR MEDIA AND COMMUNICATIONS ETF (continued)

	Shares or Principal Amount	Value

SHORT-TERM INVESTMENTS – 4.0%		$898,494
(Cost $898,435)
Short-term funds – 4.0%		898,494
John Hancock Collateral Trust, 1.6984% (C)(D)	89,084	891,536

State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.5121% (C)	6,958	6,958
Total investments (Multifactor Media and Communications ETF) (Cost $22,295,547) 103.9%		$23,456,416
Other assets and liabilities, net (3.9%)		(887,463)
Total net assets 100.0%		$22,568,953

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 1-31-20. The value of securities on loan amounted to $832,387.
(C)	The rate shown is the annualized seven-day yield as of 1-31-20.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
MULTIFACTOR MID CAP ETF

As of 1-31-20 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 99.9%		$1,620,786,950
(Cost $1,459,691,173)
Communication services – 3.5%		56,667,299
Diversified telecommunication services – 0.4%
CenturyLink, Inc.	207,321	2,832,005
GCI Liberty, Inc., Class A (A)	26,733	1,956,321
Zayo Group Holdings, Inc. (A)	69,310	2,408,523
Entertainment – 0.9%
Cinemark Holdings, Inc. (B)	45,357	1,429,199
Liberty Media Corp.-Liberty Formula One, Series A (A)	5,771	257,098
Liberty Media Corp.-Liberty Formula One, Series C (A)	64,278	3,007,568
Live Nation Entertainment, Inc. (A)	32,504	2,215,473
Roku, Inc. (A)	8,057	974,494
Take-Two Interactive Software, Inc. (A)	22,726	2,832,569
The Madison Square Garden Company, Class A (A)	6,924	2,050,820
World Wrestling Entertainment, Inc., Class A (B)	9,400	459,472
Zynga, Inc., Class A (A)	168,406	1,013,804
Interactive media and services – 0.5%
ANGI Homeservices, Inc., Class A (A)(B)	10,356	83,159
InterActiveCorp (A)	14,902	3,629,978
Match Group, Inc. (A)(B)	13,302	1,040,482
Pinterest, Inc., Class A (A)	8,278	182,364
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Communication services (continued)
Interactive media and services (continued)
TripAdvisor, Inc.	28,992	$792,061
Zillow Group, Inc., Class A (A)(B)	9,015	416,493
Zillow Group, Inc., Class C (A)(B)	27,100	1,252,291
Media – 1.7%
Altice USA, Inc., Class A (A)	65,371	1,788,551
Cable One, Inc.	1,386	2,361,786
Discovery, Inc., Series A (A)(B)	26,635	779,340
Discovery, Inc., Series C (A)	48,349	1,342,652
DISH Network Corp., Class A (A)	45,062	1,656,479
Liberty Broadband Corp., Series A (A)	4,944	650,581
Liberty Broadband Corp., Series C (A)	21,738	2,889,632
Liberty Media Corp.-Liberty SiriusXM, Series A (A)	24,007	1,166,020
Liberty Media Corp.-Liberty SiriusXM, Series C (A)	24,417	1,196,921
News Corp., Class A	142,380	1,939,216
News Corp., Class B	41,669	582,116
Nexstar Media Group, Inc., Class A	14,787	1,791,445
Omnicom Group, Inc.	47,098	3,546,950
The Interpublic Group of Companies, Inc.	151,956	3,449,401
The New York Times Company, Class A	27,763	888,694
ViacomCBS, Inc., Class A (B)	438	16,635
ViacomCBS, Inc., Class B	52,350	1,786,706
Consumer discretionary – 11.7%		189,430,740
Auto components – 0.9%
Aptiv PLC	32,333	2,741,515
Autoliv, Inc.	32,738	2,508,713
BorgWarner, Inc.	72,787	2,495,866
Gentex Corp.	98,787	2,940,889
Lear Corp.	26,638	3,281,269
Automobiles – 0.1%
Harley-Davidson, Inc.	70,257	2,346,584
Distributors – 0.6%
Genuine Parts Company	38,198	3,574,187
LKQ Corp. (A)	87,694	2,866,278
Pool Corp.	12,339	2,705,943
Diversified consumer services – 0.7%
Bright Horizons Family Solutions, Inc. (A)	13,728	2,247,685
Chegg, Inc. (A)	14,947	616,265
frontdoor, Inc. (A)	11,008	468,721
Grand Canyon Education, Inc. (A)	11,577	906,248
H&R Block, Inc.	64,384	1,493,709
Service Corp. International	81,321	3,899,342
ServiceMaster Global Holdings, Inc. (A)	45,485	1,639,734
Hotels, restaurants and leisure – 2.3%
Aramark	86,739	3,828,659
Caesars Entertainment Corp. (A)	99,478	1,359,864
Chipotle Mexican Grill, Inc. (A)	4,630	4,013,099
SEE NOTES TO FUNDS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	37

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Choice Hotels International, Inc.	7,644	$765,929
Churchill Downs, Inc.	6,253	902,808
Darden Restaurants, Inc.	32,822	3,821,465
Domino's Pizza, Inc.	9,428	2,656,339
Dunkin' Brands Group, Inc.	29,419	2,297,330
Hyatt Hotels Corp., Class A	11,833	1,000,362
Marriott Vacations Worldwide Corp.	6,388	768,093
MGM Resorts International	99,546	3,091,899
Norwegian Cruise Line Holdings, Ltd. (A)	50,352	2,711,455
Planet Fitness, Inc., Class A (A)	17,711	1,430,872
Six Flags Entertainment Corp.	20,432	779,072
The Wendy's Company	32,523	704,773
Vail Resorts, Inc.	11,423	2,678,808
Wyndham Destinations, Inc.	28,020	1,359,811
Wyndham Hotels & Resorts, Inc.	30,152	1,723,790
Wynn Resorts, Ltd.	18,070	2,279,711
Household durables – 2.0%
D.R. Horton, Inc.	82,086	4,859,491
Garmin, Ltd.	25,229	2,445,952
Leggett & Platt, Inc.	50,475	2,402,105
Lennar Corp., A Shares	58,488	3,881,264
Lennar Corp., B Shares	3,690	193,762
Mohawk Industries, Inc. (A)	14,045	1,849,446
Newell Brands, Inc.	63,551	1,241,151
NVR, Inc. (A)	1,086	4,145,229
PulteGroup, Inc.	107,920	4,818,628
Tempur Sealy International, Inc. (A)	7,715	706,848
Toll Brothers, Inc.	49,652	2,202,563
Whirlpool Corp.	25,842	3,777,325
Internet and direct marketing retail – 0.4%
Chewy, Inc., Class A (A)(B)	2,601	68,953
Etsy, Inc. (A)	21,224	1,035,943
Expedia Group, Inc.	20,689	2,243,722
GrubHub, Inc. (A)(B)	17,085	925,153
Qurate Retail, Inc., Series A (A)	134,225	1,144,939
Wayfair, Inc., Class A (A)(B)	6,196	580,565
Leisure products – 0.4%
Brunswick Corp.	30,977	1,946,904
Hasbro, Inc.	27,410	2,792,257
Polaris, Inc.	21,414	1,966,662
Multiline retail – 0.6%
Dollar Tree, Inc. (A)	50,139	4,365,603
Kohl's Corp.	63,486	2,714,027
Macy's, Inc.	125,804	2,006,574
Nordstrom, Inc.	40,919	1,508,274
Specialty retail – 2.4%
Aaron's, Inc.	11,993	711,904
Advance Auto Parts, Inc.	19,740	2,600,745
AutoNation, Inc. (A)	15,714	666,902
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Specialty retail (continued)
AutoZone, Inc. (A)	1,725	$1,824,981
Best Buy Company, Inc.	68,866	5,832,262
Burlington Stores, Inc. (A)	18,695	4,065,602
CarMax, Inc. (A)	48,282	4,685,285
Carvana Company (A)(B)	4,716	373,743
Five Below, Inc. (A)	12,470	1,411,853
Floor & Decor Holdings, Inc., Class A (A)	9,002	443,889
Foot Locker, Inc.	43,293	1,643,835
L Brands, Inc.	23,641	547,526
The Gap, Inc.	82,267	1,432,268
Tiffany & Company	22,123	2,964,924
Tractor Supply Company	33,776	3,139,479
Ulta Beauty, Inc. (A)	13,489	3,613,838
Williams-Sonoma, Inc. (B)	34,108	2,390,289
Textiles, apparel and luxury goods – 1.3%
Capri Holdings, Ltd. (A)	43,960	1,317,042
Carter's, Inc.	18,199	1,930,368
Columbia Sportswear Company	8,469	795,408
Deckers Outdoor Corp. (A)	7,372	1,407,389
Hanesbrands, Inc.	141,623	1,948,732
Levi Strauss & Company, Class A (B)	8,737	171,595
Lululemon Athletica, Inc. (A)	19,826	4,746,146
PVH Corp.	19,191	1,672,879
Ralph Lauren Corp.	15,689	1,780,702
Skechers U.S.A., Inc., Class A (A)	43,275	1,618,052
Tapestry, Inc.	50,458	1,300,303
Under Armour, Inc., Class A (A)(B)	42,899	865,702
Under Armour, Inc., Class C (A)	44,358	796,670
Consumer staples – 3.1%		50,677,443
Beverages – 0.4%
Brown-Forman Corp., Class A	2,335	150,070
Brown-Forman Corp., Class B	60,551	4,095,670
Molson Coors Beverage Company, Class B	33,500	1,861,930
The Boston Beer Company, Inc., Class A (A)	1,255	447,257
Food and staples retailing – 0.5%
Casey's General Stores, Inc.	9,378	1,508,545
Performance Food Group Company (A)	13,975	723,765
The Kroger Company	108,761	2,921,320
US Foods Holding Corp. (A)	74,910	3,009,135
Food products – 1.6%
Beyond Meat, Inc. (A)(B)	683	75,417
Bunge, Ltd.	45,836	2,403,181
Campbell Soup Company	35,286	1,707,490
Conagra Brands, Inc.	104,068	3,425,919
Flowers Foods, Inc.	51,016	1,098,374
Hormel Foods Corp. (B)	34,842	1,646,633
Ingredion, Inc.	26,552	2,336,576
Lamb Weston Holdings, Inc.	32,419	2,960,179
38	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS' INVESTMENTS

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer staples (continued)
Food products (continued)
Lancaster Colony Corp.	3,207	$495,963
McCormick & Company, Inc.	23,311	3,808,318
Pilgrim's Pride Corp. (A)	23,553	613,556
Post Holdings, Inc. (A)	26,438	2,764,622
Seaboard Corp.	91	350,861
The J.M. Smucker Company	23,549	2,439,912
Household products – 0.5%
Church & Dwight Company, Inc.	45,553	3,380,944
Spectrum Brands Holdings, Inc.	2,319	142,410
The Clorox Company	26,210	4,123,095
Personal products – 0.1%
Coty, Inc., Class A	74,627	765,673
Herbalife Nutrition, Ltd. (A)	36,567	1,420,628
Energy – 2.2%		36,131,086
Energy equipment and services – 0.3%
Helmerich & Payne, Inc.	45,477	1,844,092
National Oilwell Varco, Inc.	61,711	1,271,864
TechnipFMC PLC	86,875	1,434,306
Oil, gas and consumable fuels – 1.9%
Apache Corp.	73,749	2,023,673
Cabot Oil & Gas Corp.	82,423	1,161,340
Cheniere Energy, Inc. (A)	32,903	1,949,174
Cimarex Energy Company	17,037	747,754
Concho Resources, Inc.	34,844	2,640,478
Continental Resources, Inc.	12,511	340,549
Devon Energy Corp.	70,121	1,523,028
Diamondback Energy, Inc.	36,082	2,684,501
EnLink Midstream LLC (A)	43,862	220,626
Hess Corp.	39,686	2,245,037
HollyFrontier Corp.	61,893	2,780,234
Marathon Oil Corp.	195,980	2,228,293
Noble Energy, Inc.	97,697	1,931,470
ONEOK, Inc.	55,598	4,162,622
Parsley Energy, Inc., Class A	57,532	957,332
Tallgrass Energy LP, Class A	28,431	634,296
Targa Resources Corp.	43,950	1,604,175
WPX Energy, Inc. (A)	146,129	1,746,242
Financials – 14.7%		237,644,235
Banks – 4.5%
BOK Financial Corp.	9,466	746,867
CIT Group, Inc.	61,190	2,796,995
Citizens Financial Group, Inc.	108,190	4,033,323
Comerica, Inc.	44,303	2,709,571
Commerce Bancshares, Inc.	42,716	2,890,165
Cullen/Frost Bankers, Inc.	19,431	1,732,468
East West Bancorp, Inc.	55,207	2,530,689
Fifth Third Bancorp	202,680	5,766,246
First Citizens BancShares, Inc., Class A	2,204	1,161,111
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Banks (continued)
First Financial Bankshares, Inc.	23,070	$773,306
First Horizon National Corp.	106,729	1,707,664
First Republic Bank	35,975	3,988,908
Huntington Bancshares, Inc.	288,002	3,908,187
KeyCorp	254,434	4,760,460
M&T Bank Corp.	24,588	4,143,570
PacWest Bancorp	44,123	1,546,511
People's United Financial, Inc.	120,182	1,853,206
Pinnacle Financial Partners, Inc.	18,503	1,092,787
Popular, Inc.	35,401	1,981,040
Prosperity Bancshares, Inc.	21,377	1,500,665
Regions Financial Corp.	295,749	4,604,812
Signature Bank	18,197	2,581,972
Sterling Bancorp	52,363	1,047,260
SVB Financial Group (A)	13,078	3,143,036
Synovus Financial Corp.	51,642	1,808,503
TCF Financial Corp.	32,119	1,357,991
Webster Financial Corp.	28,902	1,296,544
Western Alliance Bancorp	34,602	1,911,068
Zions Bancorp NA	68,392	3,111,152
Capital markets – 3.1%
Affiliated Managers Group, Inc.	13,404	1,070,309
Ameriprise Financial, Inc.	30,666	5,072,463
Ares Management Corp., Class A	18,618	671,365
Cboe Global Markets, Inc.	20,802	2,563,222
E*TRADE Financial Corp.	88,797	3,784,528
Eaton Vance Corp.	51,934	2,375,981
FactSet Research Systems, Inc.	10,802	3,090,560
Franklin Resources, Inc.	50,550	1,278,915
Invesco, Ltd.	117,897	2,039,618
Lazard, Ltd., Class A	35,277	1,480,223
LPL Financial Holdings, Inc.	24,394	2,247,419
MarketAxess Holdings, Inc.	10,441	3,697,993
Morningstar, Inc.	5,362	841,244
MSCI, Inc.	18,297	5,229,283
Nasdaq, Inc.	30,428	3,543,645
Northern Trust Corp.	35,456	3,467,951
Raymond James Financial, Inc.	38,479	3,518,135
SEI Investments Company	39,861	2,601,329
T. Rowe Price Group, Inc.	15,439	2,061,570
Tradeweb Markets, Inc., Class A	3,787	174,884
Consumer finance – 0.7%
Ally Financial, Inc.	167,136	5,353,366
Credit Acceptance Corp. (A)	3,594	1,541,754
FirstCash, Inc.	6,491	564,522
OneMain Holdings, Inc.	34,051	1,442,741
Santander Consumer USA Holdings, Inc.	66,809	1,778,456
Diversified financial services – 0.4%
Equitable Holdings, Inc.	43,869	1,053,733
SEE NOTES TO FUNDS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	39

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Diversified financial services (continued)
Jefferies Financial Group, Inc.	95,670	$2,070,299
Voya Financial, Inc.	63,805	3,811,073
Insurance – 5.5%
Alleghany Corp. (A)	3,555	2,835,681
American Financial Group, Inc.	32,880	3,577,015
Arch Capital Group, Ltd. (A)	81,277	3,589,192
Arthur J. Gallagher & Company	44,380	4,552,057
Assurant, Inc.	22,126	2,888,771
Assured Guaranty, Ltd.	45,519	2,086,591
Athene Holding, Ltd., Class A (A)	56,732	2,471,246
Axis Capital Holdings, Ltd.	34,824	2,237,442
Brighthouse Financial, Inc. (A)	15,628	607,929
Brown & Brown, Inc.	64,447	2,893,670
Cincinnati Financial Corp.	33,279	3,492,631
CNA Financial Corp.	6,773	302,279
Enstar Group, Ltd. (A)	1,364	266,376
Erie Indemnity Company, Class A	7,083	1,179,320
Everest Re Group, Ltd.	12,637	3,495,015
Fidelity National Financial, Inc.	72,345	3,526,819
First American Financial Corp.	40,145	2,488,187
Globe Life, Inc.	37,626	3,922,887
Kemper Corp.	18,465	1,374,165
Lincoln National Corp.	54,426	2,965,128
Loews Corp.	57,643	2,965,732
Markel Corp. (A)	2,570	3,014,533
Old Republic International Corp.	105,849	2,386,895
Primerica, Inc.	13,595	1,611,823
Principal Financial Group, Inc.	72,136	3,819,601
Reinsurance Group of America, Inc.	28,216	4,064,515
RenaissanceRe Holdings, Ltd.	15,529	2,941,814
Selective Insurance Group, Inc.	9,037	598,701
The Hanover Insurance Group, Inc.	12,343	1,710,493
The Hartford Financial Services Group, Inc.	93,897	5,566,214
Unum Group	78,785	2,102,772
W.R. Berkley Corp.	34,788	2,557,962
Willis Towers Watson PLC	24,457	5,167,520
Thrifts and mortgage finance – 0.5%
Essent Group, Ltd.	25,410	1,260,590
MGIC Investment Corp.	145,684	2,008,982
New York Community Bancorp, Inc.	169,575	1,875,500
Radian Group, Inc.	82,390	2,017,731
TFS Financial Corp.	15,066	307,798
Health care – 11.8%		191,978,363
Biotechnology – 1.1%
Allakos, Inc. (A)(B)	2,186	157,829
Alnylam Pharmaceuticals, Inc. (A)	21,846	2,507,702
BioMarin Pharmaceutical, Inc. (A)	28,326	2,365,221
Bluebird Bio, Inc. (A)	11,128	886,790
Exact Sciences Corp. (A)(B)	16,723	1,559,921
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Biotechnology (continued)
Exelixis, Inc. (A)	116,476	$2,003,387
FibroGen, Inc. (A)	11,192	468,385
Incyte Corp. (A)	14,564	1,064,191
Ionis Pharmaceuticals, Inc. (A)	28,248	1,647,423
Moderna, Inc. (A)(B)	31,705	650,270
Neurocrine Biosciences, Inc. (A)	16,564	1,657,725
Sage Therapeutics, Inc. (A)	9,592	635,758
Sarepta Therapeutics, Inc. (A)(B)	5,593	648,564
Seattle Genetics, Inc. (A)	15,707	1,702,482
Health care equipment and supplies – 3.8%
ABIOMED, Inc. (A)	9,034	1,682,944
Align Technology, Inc. (A)	17,902	4,602,604
Dentsply Sirona, Inc.	57,684	3,230,304
DexCom, Inc. (A)	14,192	3,416,724
Globus Medical, Inc., Class A (A)	23,715	1,239,820
Haemonetics Corp. (A)	12,936	1,389,197
Hill-Rom Holdings, Inc.	26,061	2,775,236
Hologic, Inc. (A)	84,602	4,527,899
IDEXX Laboratories, Inc. (A)	18,554	5,028,320
Insulet Corp. (A)	10,948	2,124,350
Integra LifeSciences Holdings Corp. (A)	21,344	1,174,774
Masimo Corp. (A)	14,368	2,451,181
Novocure, Ltd. (A)	10,156	827,308
Penumbra, Inc. (A)(B)	5,694	999,069
ResMed, Inc.	35,535	5,648,999
STERIS PLC	25,627	3,861,733
Tandem Diabetes Care, Inc. (A)	5,212	396,320
Teleflex, Inc.	11,814	4,389,019
The Cooper Companies, Inc.	13,259	4,599,415
Varian Medical Systems, Inc. (A)	32,030	4,502,457
West Pharmaceutical Services, Inc.	22,333	3,482,831
Health care providers and services – 3.3%
Amedisys, Inc. (A)	5,656	998,227
AmerisourceBergen Corp.	39,756	3,401,523
Cardinal Health, Inc.	83,303	4,265,947
Centene Corp. (A)	167,665	10,531,039
Chemed Corp.	4,614	2,154,923
DaVita, Inc. (A)	61,276	4,894,114
Encompass Health Corp.	42,668	3,286,716
Guardant Health, Inc. (A)	5,331	405,369
HealthEquity, Inc. (A)	9,341	617,066
Henry Schein, Inc. (A)	55,131	3,800,731
Laboratory Corp. of America Holdings (A)	30,243	5,304,622
Molina Healthcare, Inc. (A)	22,939	2,820,809
Premier, Inc., Class A (A)	26,368	916,815
Quest Diagnostics, Inc.	46,704	5,168,732
Universal Health Services, Inc., Class B	34,207	4,690,122
Health care technology – 0.7%
Cerner Corp.	74,037	5,318,078
40	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS' INVESTMENTS

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Health care technology (continued)
Teladoc Health, Inc. (A)(B)	15,613	$1,587,998
Veeva Systems, Inc., Class A (A)	25,564	3,747,938
Life sciences tools and services – 2.2%
Adaptive Biotechnologies Corp. (A)	1,389	41,538
Agilent Technologies, Inc.	52,095	4,300,963
Avantor, Inc. (A)	30,677	566,604
Bio-Rad Laboratories, Inc., Class A (A)	7,103	2,563,615
Bio-Techne Corp.	11,645	2,445,101
Bruker Corp.	38,158	1,887,676
Charles River Laboratories International, Inc. (A)	19,978	3,088,199
IQVIA Holdings, Inc. (A)	23,799	3,694,795
Mettler-Toledo International, Inc. (A)	6,875	5,205,613
PerkinElmer, Inc.	35,598	3,292,103
PRA Health Sciences, Inc. (A)	20,877	2,115,049
Repligen Corp. (A)	7,193	722,105
Syneos Health, Inc. (A)	26,983	1,655,677
Waters Corp. (A)	18,246	4,083,272
Pharmaceuticals – 0.7%
Catalent, Inc. (A)	56,140	3,430,154
Elanco Animal Health, Inc. (A)	8,494	262,465
Horizon Therapeutics PLC (A)	55,960	1,930,060
Jazz Pharmaceuticals PLC (A)	24,966	3,578,876
Mylan NV (A)	86,580	1,854,544
Perrigo Company PLC	18,286	1,043,033
Industrials – 15.8%		256,665,536
Aerospace and defense – 1.9%
Arconic, Inc.	104,516	3,130,254
BWX Technologies, Inc.	29,779	1,893,647
Curtiss-Wright Corp.	13,855	2,014,933
HEICO Corp.	7,951	973,441
HEICO Corp., Class A	13,120	1,261,488
Hexcel Corp.	34,760	2,579,887
Huntington Ingalls Industries, Inc.	14,670	3,828,870
Mercury Systems, Inc. (A)	7,045	540,704
Spirit AeroSystems Holdings, Inc., Class A	34,787	2,272,287
Teledyne Technologies, Inc. (A)	8,997	3,284,445
Textron, Inc.	70,239	3,226,077
TransDigm Group, Inc.	10,015	6,442,449
Air freight and logistics – 0.6%
C.H. Robinson Worldwide, Inc.	38,348	2,769,493
Expeditors International of Washington, Inc.	48,028	3,507,965
XPO Logistics, Inc. (A)	34,491	3,066,940
Airlines – 0.8%
Alaska Air Group, Inc.	46,053	2,974,563
American Airlines Group, Inc. (B)	30,874	828,658
Copa Holdings SA, Class A	4,650	455,514
JetBlue Airways Corp. (A)	136,976	2,716,234
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Airlines (continued)
United Airlines Holdings, Inc. (A)	77,364	$5,786,827
Building products – 1.2%
Allegion PLC	30,066	3,888,135
AO Smith Corp.	44,008	1,878,702
Armstrong World Industries, Inc.	8,042	806,854
Fortune Brands Home & Security, Inc.	53,160	3,652,624
Lennox International, Inc.	8,688	2,024,130
Masco Corp.	52,176	2,479,404
Owens Corning	45,499	2,752,235
Trex Company, Inc. (A)	14,225	1,397,464
Commercial services and supplies – 1.3%
Cintas Corp.	20,379	5,685,130
Copart, Inc. (A)	50,985	5,172,938
IAA, Inc. (A)	35,428	1,674,327
Republic Services, Inc.	60,992	5,797,290
Rollins, Inc.	36,547	1,386,959
Stericycle, Inc. (A)(B)	19,121	1,198,504
Tetra Tech, Inc.	7,025	601,340
Construction and engineering – 0.6%
AECOM (A)	49,671	2,395,632
EMCOR Group, Inc.	17,937	1,473,883
Jacobs Engineering Group, Inc.	34,432	3,185,993
MasTec, Inc. (A)	14,377	830,272
Quanta Services, Inc.	63,965	2,504,230
Electrical equipment – 1.3%
Acuity Brands, Inc.	13,768	1,622,834
AMETEK, Inc.	58,205	5,654,616
Generac Holdings, Inc. (A)	11,021	1,141,665
Hubbell, Inc.	25,072	3,591,063
Rockwell Automation, Inc.	29,656	5,683,869
Sensata Technologies Holding PLC (A)	70,518	3,333,386
Industrial conglomerates – 0.2%
Carlisle Companies, Inc.	22,937	3,583,448
Machinery – 4.3%
AGCO Corp.	29,842	2,093,118
Allison Transmission Holdings, Inc.	53,996	2,386,623
Crane Company	17,929	1,532,212
Donaldson Company, Inc.	51,804	2,686,037
Dover Corp.	45,222	5,148,525
Flowserve Corp.	44,886	2,095,278
Gardner Denver Holdings, Inc. (A)(B)	39,061	1,379,244
Graco, Inc.	53,457	2,841,240
IDEX Corp.	18,731	3,069,074
Ingersoll-Rand PLC	35,432	4,720,605
ITT, Inc.	27,465	1,842,352
Lincoln Electric Holdings, Inc.	20,581	1,835,414
Nordson Corp.	17,966	3,033,739
Oshkosh Corp.	28,719	2,470,983
Parker-Hannifin Corp.	35,255	6,899,051
SEE NOTES TO FUNDS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	41

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Machinery (continued)
Pentair PLC	51,367	$2,205,185
Snap-on, Inc.	21,530	3,436,834
Stanley Black & Decker, Inc.	35,853	5,712,458
The Middleby Corp. (A)	18,898	2,119,600
The Toro Company	33,424	2,674,588
WABCO Holdings, Inc. (A)	19,236	2,609,363
Wabtec Corp.	28,571	2,110,254
Woodward, Inc.	17,211	2,001,811
Xylem, Inc.	44,251	3,613,537
Marine – 0.1%
Kirby Corp. (A)	16,411	1,202,762
Professional services – 1.5%
CoStar Group, Inc. (A)	5,739	3,747,510
Equifax, Inc.	19,180	2,875,082
Insperity, Inc.	8,079	705,862
ManpowerGroup, Inc.	27,348	2,502,069
Nielsen Holdings PLC	138,490	2,825,196
Robert Half International, Inc.	45,817	2,665,175
TransUnion	34,854	3,196,112
TriNet Group, Inc. (A)	10,671	608,887
Verisk Analytics, Inc.	28,323	4,601,638
Road and rail – 0.8%
AMERCO	3,356	1,245,982
J.B. Hunt Transport Services, Inc.	23,930	2,582,765
Kansas City Southern	25,136	4,240,192
Knight-Swift Transportation Holdings, Inc. (B)	20,693	767,296
Landstar System, Inc.	13,143	1,455,587
Lyft, Inc., Class A (A)	2,844	135,033
Old Dominion Freight Line, Inc.	16,148	3,168,722
Trading companies and distributors – 1.2%
Air Lease Corp.	36,003	1,545,969
Fastenal Company	119,016	4,151,278
HD Supply Holdings, Inc. (A)	66,162	2,695,440
United Rentals, Inc. (A)	34,436	4,672,621
W.W. Grainger, Inc.	13,087	3,961,042
Watsco, Inc.	9,456	1,644,588
Information technology – 18.8%		304,771,611
Communications equipment – 1.1%
Arista Networks, Inc. (A)	11,416	2,549,649
Ciena Corp. (A)	42,502	1,728,556
F5 Networks, Inc. (A)	23,614	2,883,742
Juniper Networks, Inc.	128,992	2,959,076
Lumentum Holdings, Inc. (A)	13,260	1,004,710
Motorola Solutions, Inc.	31,019	5,490,363
Ubiquiti, Inc. (B)	6,043	987,547
ViaSat, Inc. (A)	13,696	871,750
Electronic equipment, instruments and components – 2.9%
Amphenol Corp., Class A	65,811	6,546,220
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Electronic equipment, instruments and components (continued)
Arrow Electronics, Inc. (A)	39,440	$2,995,074
Avnet, Inc.	48,955	1,786,368
CDW Corp.	40,451	5,276,833
Cognex Corp.	45,202	2,303,946
Dolby Laboratories, Inc., Class A	22,794	1,580,536
Flex, Ltd. (A)	211,259	2,778,056
FLIR Systems, Inc.	52,445	2,703,015
IPG Photonics Corp. (A)	12,486	1,594,088
Jabil, Inc.	84,632	3,291,338
Keysight Technologies, Inc. (A)	42,509	3,952,912
Littelfuse, Inc.	7,370	1,303,827
National Instruments Corp.	44,113	1,968,763
SYNNEX Corp.	13,554	1,867,199
Trimble, Inc. (A)	73,801	3,138,019
Zebra Technologies Corp., Class A (A)	14,001	3,346,519
IT services – 5.1%
Akamai Technologies, Inc. (A)	54,754	5,111,286
Alliance Data Systems Corp.	17,281	1,776,314
Amdocs, Ltd.	59,860	4,306,927
Black Knight, Inc. (A)	40,215	2,691,188
Booz Allen Hamilton Holding Corp.	39,322	3,068,689
Broadridge Financial Solutions, Inc.	31,718	3,779,200
CACI International, Inc., Class A (A)	7,665	2,049,928
EPAM Systems, Inc. (A)	15,295	3,489,401
Euronet Worldwide, Inc. (A)	17,049	2,687,604
FleetCor Technologies, Inc. (A)	17,336	5,464,827
Gartner, Inc. (A)	20,372	3,275,410
Genpact, Ltd.	63,066	2,791,932
Global Payments, Inc.	68,614	13,410,598
GoDaddy, Inc., Class A (A)	28,808	1,936,186
Jack Henry & Associates, Inc.	18,954	2,834,381
Leidos Holdings, Inc.	38,248	3,842,777
MAXIMUS, Inc.	26,037	1,868,155
MongoDB, Inc. (A)(B)	5,129	840,694
Okta, Inc. (A)	11,081	1,418,922
Perspecta, Inc.	37,310	1,047,292
Sabre Corp.	95,627	2,059,806
Science Applications International Corp.	16,010	1,405,198
The Western Union Company	123,857	3,331,753
Twilio, Inc., Class A (A)(B)	14,856	1,847,195
VeriSign, Inc. (A)	19,033	3,961,529
WEX, Inc. (A)	13,634	2,957,487
Semiconductors and semiconductor equipment – 3.3%
Cree, Inc. (A)	31,946	1,485,170
Cypress Semiconductor Corp.	147,492	3,440,988
Entegris, Inc.	53,948	2,792,348
First Solar, Inc. (A)(B)	30,595	1,516,900
KLA Corp.	26,656	4,417,965
42	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS' INVESTMENTS

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
Marvell Technology Group, Ltd.	168,285	$4,045,571
Maxim Integrated Products, Inc.	75,014	4,509,842
Microchip Technology, Inc. (B)	46,831	4,565,086
MKS Instruments, Inc.	21,843	2,289,583
Monolithic Power Systems, Inc.	11,036	1,889,032
ON Semiconductor Corp. (A)	195,948	4,536,196
Qorvo, Inc. (A)	47,496	5,027,927
Silicon Laboratories, Inc. (A)	7,534	740,668
Skyworks Solutions, Inc.	48,797	5,521,381
Teradyne, Inc.	83,768	5,527,850
Universal Display Corp.	10,609	1,868,988
Software – 5.1%
Alteryx, Inc., Class A (A)(B)	5,643	787,029
Anaplan, Inc. (A)	9,321	536,796
ANSYS, Inc. (A)	22,606	6,201,504
Aspen Technology, Inc. (A)	20,621	2,453,487
Avalara, Inc. (A)	5,261	447,922
Blackbaud, Inc.	8,684	680,218
Cadence Design Systems, Inc. (A)	69,979	5,046,186
CDK Global, Inc.	41,908	2,249,621
Cerence, Inc. (A)	12,670	270,505
Ceridian HCM Holding, Inc. (A)	14,512	1,063,584
Citrix Systems, Inc.	35,546	4,308,886
Coupa Software, Inc. (A)	7,673	1,236,504
Crowdstrike Holdings, Inc., Class A (A)	1,138	69,520
DocuSign, Inc. (A)	17,046	1,338,281
Dropbox, Inc., Class A (A)	10,627	180,872
Elastic NV (A)	3,312	214,883
Fair Isaac Corp. (A)	8,060	3,243,183
Fortinet, Inc. (A)	30,926	3,567,623
Guidewire Software, Inc. (A)	24,526	2,759,175
HubSpot, Inc. (A)	6,706	1,213,384
j2 Global, Inc.	12,297	1,178,790
Manhattan Associates, Inc. (A)	10,585	904,594
Medallia, Inc. (A)	1,092	30,816
NortonLifeLock, Inc.	140,036	3,979,823
Nuance Communications, Inc. (A)	101,690	1,923,975
Nutanix, Inc., Class A (A)	18,809	610,728
Palo Alto Networks, Inc. (A)	11,546	2,710,770
Paycom Software, Inc. (A)	11,323	3,602,526
Paylocity Holding Corp. (A)	6,431	912,495
Pegasystems, Inc.	8,157	703,215
Proofpoint, Inc. (A)	10,405	1,277,838
PTC, Inc. (A)	25,681	2,134,605
Q2 Holdings, Inc. (A)	4,711	410,752
RealPage, Inc. (A)	20,960	1,223,016
RingCentral, Inc., Class A (A)	9,611	1,975,829
Slack Technologies, Inc., Class A (A)(B)	8,168	169,323
Smartsheet, Inc., Class A (A)	7,992	387,452
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Software (continued)
SolarWinds Corp. (A)	12,455	$235,649
Splunk, Inc. (A)	21,610	3,355,169
SS&C Technologies Holdings, Inc.	61,288	3,861,757
Synopsys, Inc. (A)	37,296	5,501,533
The Trade Desk, Inc., Class A (A)	6,393	1,720,868
Tyler Technologies, Inc. (A)	10,771	3,486,357
Zendesk, Inc. (A)	17,325	1,496,880
Zscaler, Inc. (A)(B)	7,323	410,747
Technology hardware, storage and peripherals – 1.3%
Hewlett Packard Enterprise Company	184,146	2,565,154
NetApp, Inc.	75,401	4,026,413
Pure Storage, Inc., Class A (A)	35,280	627,984
Seagate Technology PLC	79,842	4,550,196
Western Digital Corp.	86,181	5,644,856
Xerox Holdings Corp.	82,768	2,944,058
Materials – 5.4%		87,804,093
Chemicals – 2.0%
Albemarle Corp.	27,768	2,229,215
Ashland Global Holdings, Inc.	23,605	1,746,298
Axalta Coating Systems, Ltd. (A)	74,923	2,158,532
Celanese Corp.	35,001	3,622,604
CF Industries Holdings, Inc.	63,160	2,544,085
Eastman Chemical Company	44,475	3,169,733
FMC Corp.	29,854	2,853,744
Huntsman Corp.	88,501	1,819,581
International Flavors & Fragrances, Inc. (B)	18,124	2,376,238
NewMarket Corp.	3,216	1,413,818
RPM International, Inc.	47,630	3,399,353
The Mosaic Company	69,873	1,386,280
The Scotts Miracle-Gro Company	8,688	1,066,365
Valvoline, Inc.	24,239	510,958
W.R. Grace & Company	22,533	1,517,823
Westlake Chemical Corp.	11,807	722,588
Construction materials – 0.5%
Martin Marietta Materials, Inc.	13,631	3,595,858
Vulcan Materials Company	31,295	4,432,311
Containers and packaging – 2.1%
Amcor PLC	254,211	2,692,094
AptarGroup, Inc.	24,990	2,886,595
Avery Dennison Corp.	26,457	3,472,217
Ball Corp.	72,571	5,238,175
Berry Global Group, Inc. (A)	52,610	2,236,977
Crown Holdings, Inc. (A)	44,060	3,261,762
International Paper Company	78,376	3,191,471
Packaging Corp. of America	38,156	3,653,437
Sealed Air Corp.	56,593	2,009,052
Sonoco Products Company	51,514	2,943,510
Westrock Company	73,015	2,847,585
SEE NOTES TO FUNDS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	43

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Materials (continued)
Metals and mining – 0.8%
Freeport-McMoRan, Inc.	127,372	$1,413,829
Nucor Corp.	75,749	3,597,320
Reliance Steel & Aluminum Company	28,698	3,294,530
Royal Gold, Inc.	16,572	1,911,083
Steel Dynamics, Inc.	86,649	2,589,072
Real estate – 6.9%		112,449,038
Equity real estate investment trusts – 6.4%
Alexandria Real Estate Equities, Inc.	16,598	2,708,794
American Campus Communities, Inc.	31,660	1,452,244
American Homes 4 Rent, Class A	57,853	1,581,122
Americold Realty Trust	28,975	998,768
Apartment Investment & Management Company, Class A	36,794	1,939,412
Brixmor Property Group, Inc.	67,486	1,347,021
Camden Property Trust	20,166	2,267,263
CoreSite Realty Corp.	8,266	970,842
Cousins Properties, Inc.	17,816	729,209
CubeSmart	43,780	1,386,513
CyrusOne, Inc.	24,345	1,481,393
Digital Realty Trust, Inc.	26,141	3,215,082
Douglas Emmett, Inc.	37,828	1,569,862
Duke Realty Corp.	75,058	2,725,356
EastGroup Properties, Inc.	4,560	620,479
EPR Properties	17,133	1,222,782
Equity LifeStyle Properties, Inc.	34,779	2,530,172
Essex Property Trust, Inc.	9,270	2,871,475
Extra Space Storage, Inc.	23,899	2,645,141
Federal Realty Investment Trust	16,182	2,023,074
First Industrial Realty Trust, Inc.	15,497	661,722
Gaming and Leisure Properties, Inc.	46,512	2,197,925
Healthcare Realty Trust, Inc.	15,705	566,322
Healthcare Trust of America, Inc., Class A	45,509	1,457,653
Healthpeak Properties, Inc.	63,315	2,278,707
Highwoods Properties, Inc.	23,697	1,187,457
Host Hotels & Resorts, Inc.	103,842	1,696,778
Hudson Pacific Properties, Inc.	34,747	1,262,706
Invitation Homes, Inc.	50,672	1,594,648
Iron Mountain, Inc.	62,169	1,965,162
JBG SMITH Properties	22,038	893,641
Kilroy Realty Corp.	23,237	1,918,679
Kimco Realty Corp.	92,919	1,770,107
Lamar Advertising Company, Class A	24,218	2,247,673
Liberty Property Trust	34,623	2,169,131
Life Storage, Inc.	8,180	925,812
Medical Properties Trust, Inc.	92,413	2,046,948
MGM Growth Properties LLC, Class A	19,480	622,191
Mid-America Apartment Communities, Inc.	17,348	2,380,319
National Retail Properties, Inc.	37,008	2,072,448
Omega Healthcare Investors, Inc.	48,280	2,025,346
MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Real estate (continued)
Equity real estate investment trusts (continued)
Park Hotels & Resorts, Inc.	43,294	$949,870
PS Business Parks, Inc.	2,416	404,825
Realty Income Corp.	36,391	2,853,418
Regency Centers Corp.	23,090	1,432,504
Rexford Industrial Realty, Inc.	13,579	654,372
SBA Communications Corp.	21,511	5,368,285
Service Properties Trust	37,615	811,732
SL Green Realty Corp.	18,616	1,713,417
Spirit Realty Capital, Inc.	10,991	580,105
STORE Capital Corp.	45,854	1,799,770
Sun Communities, Inc.	16,909	2,742,133
The Macerich Company	24,883	555,140
UDR, Inc.	54,544	2,613,203
VEREIT, Inc.	218,886	2,136,327
VICI Properties, Inc.	66,918	1,793,402
Vornado Realty Trust	21,840	1,436,417
Weyerhaeuser Company	124,364	3,600,338
WP Carey, Inc.	24,179	2,033,937
Real estate management and development – 0.5%
CBRE Group, Inc., Class A (A)	71,189	4,346,088
Jones Lang LaSalle, Inc.	17,465	2,965,906
The Howard Hughes Corp. (A)	11,756	1,430,470
Utilities – 6.0%		96,567,506
Electric utilities – 2.5%
ALLETE, Inc.	7,704	643,130
Alliant Energy Corp.	59,923	3,557,029
Avangrid, Inc.	10,371	552,359
Entergy Corp.	48,372	6,361,885
Evergy, Inc.	75,230	5,428,597
Eversource Energy	60,401	5,583,468
FirstEnergy Corp.	120,990	6,145,082
Hawaiian Electric Industries, Inc.	23,182	1,133,832
IDACORP, Inc.	13,887	1,557,983
OGE Energy Corp.	78,280	3,589,138
Pinnacle West Capital Corp.	39,749	3,883,080
Portland General Electric Company	36,085	2,219,228
Gas utilities – 0.7%
Atmos Energy Corp.	30,868	3,612,482
National Fuel Gas Company	24,690	1,066,361
New Jersey Resources Corp.	15,432	637,650
ONE Gas, Inc.	13,186	1,246,077
Southwest Gas Holdings, Inc.	16,164	1,220,544
Spire, Inc.	9,854	830,889
UGI Corp.	48,346	2,010,710
Independent power and renewable electricity producers – 0.5%
AES Corp.	188,620	3,745,993
NRG Energy, Inc.	61,978	2,286,368
Vistra Energy Corp.	99,869	2,249,050
44	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS' INVESTMENTS

MULTIFACTOR MID CAP ETF (continued)

	Shares or Principal Amount	Value
Utilities (continued)
Multi-utilities – 1.8%
Ameren Corp.	63,139	$5,180,555
Black Hills Corp.	16,362	1,358,537
CenterPoint Energy, Inc.	126,146	3,340,346
CMS Energy Corp.	70,464	4,827,489
DTE Energy Company	39,674	5,261,169
MDU Resources Group, Inc.	69,897	2,069,650
NiSource, Inc.	83,158	2,437,361
WEC Energy Group, Inc.	51,294	5,123,758
Water utilities – 0.5%
American Water Works Company, Inc.	37,429	5,097,830
Aqua America, Inc.	44,472	2,309,876

SHORT-TERM INVESTMENTS – 1.7%		$26,917,137
(Cost $26,913,864)
Short-term funds – 1.7%		26,917,137
John Hancock Collateral Trust, 1.6984% (C)(D)	2,580,913	25,829,264

State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.5121% (C)	1,087,873	1,087,873
Total investments (Multifactor Mid Cap ETF) (Cost $1,486,605,037) 101.6%		$1,647,704,087
Other assets and liabilities, net (1.6%)		(25,710,460)
Total net assets 100.0%		$1,621,993,627

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 1-31-20. The value of securities on loan amounted to $24,574,305.
(C)	The rate shown is the annualized seven-day yield as of 1-31-20.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
MULTIFACTOR SMALL CAP ETF

As of 1-31-20 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 100.0%		$522,226,441
(Cost $491,130,137)
Communication services – 3.4%		17,855,740
Diversified telecommunication services – 0.7%
Cogent Communications Holdings, Inc.	18,882	1,339,300
Intelsat SA (A)(B)	32,774	111,759
Iridium Communications, Inc. (A)	51,565	1,317,486
Vonage Holdings Corp. (A)	91,744	813,769
Entertainment – 0.6%
Cinemark Holdings, Inc.	41,279	1,300,701
Zynga, Inc., Class A (A)	326,610	1,966,192
Interactive media and services – 0.2%
CarGurus, Inc. (A)	29,070	1,036,346
MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Communication services (continued)
Media – 1.7%
AMC Networks, Inc., Class A (A)	17,998	$658,547
John Wiley & Sons, Inc., Class A	18,563	809,718
Liberty Latin America, Ltd., Class A (A)	18,010	300,407
Liberty Latin America, Ltd., Class C (A)	47,863	806,492
Nexstar Media Group, Inc., Class A	18,027	2,183,971
Sinclair Broadcast Group, Inc., Class A	27,183	813,315
TEGNA, Inc.	85,218	1,440,184
The New York Times Company, Class A	57,561	1,842,528
Wireless telecommunication services – 0.2%
Telephone & Data Systems, Inc.	40,732	923,802
United States Cellular Corp. (A)	5,972	191,223
Consumer discretionary – 12.9%		67,129,596
Auto components – 0.4%
Fox Factory Holding Corp. (A)	16,917	1,113,477
The Goodyear Tire & Rubber Company	84,077	1,103,931
Automobiles – 0.1%
Thor Industries, Inc.	4,893	393,984
Diversified consumer services – 1.3%
Chegg, Inc. (A)	47,016	1,938,470
frontdoor, Inc. (A)	34,356	1,462,878
Graham Holdings Company, Class B	1,649	905,664
H&R Block, Inc.	77,777	1,804,426
Laureate Education, Inc., Class A (A)	41,067	855,836
Hotels, restaurants and leisure – 3.8%
Boyd Gaming Corp.	32,249	962,633
Choice Hotels International, Inc. (B)	12,920	1,294,584
Churchill Downs, Inc.	15,618	2,254,927
Cracker Barrel Old Country Store, Inc. (B)	9,264	1,416,744
Eldorado Resorts, Inc. (A)(B)	26,602	1,590,268
Extended Stay America, Inc.	69,395	896,583
Hilton Grand Vacations, Inc. (A)	33,747	1,076,867
Marriott Vacations Worldwide Corp.	15,067	1,811,656
Shake Shack, Inc., Class A (A)(B)	12,121	817,561
Six Flags Entertainment Corp.	24,818	946,310
Texas Roadhouse, Inc.	24,825	1,551,563
The Wendy's Company	93,123	2,017,975
Wingstop, Inc.	12,864	1,193,393
Wyndham Destinations, Inc.	35,186	1,707,577
Household durables – 1.6%
Helen of Troy, Ltd. (A)	10,231	1,934,171
Leggett & Platt, Inc.	57,284	2,726,146
Tempur Sealy International, Inc. (A)	18,442	1,689,656
TopBuild Corp. (A)	15,121	1,731,506
Leisure products – 0.8%
Brunswick Corp.	33,955	2,134,072
Mattel, Inc. (A)(B)	145,232	2,124,744
Multiline retail – 0.3%
Ollie's Bargain Outlet Holdings, Inc. (A)(B)	24,237	1,285,530
SEE NOTES TO FUNDS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	45

MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Consumer discretionary (continued)
Specialty retail – 2.9%
Aaron's, Inc.	26,592	$1,578,501
American Eagle Outfitters, Inc.	69,396	999,302
AutoNation, Inc. (A)	31,202	1,324,213
Dick's Sporting Goods, Inc.	26,044	1,151,926
Floor & Decor Holdings, Inc., Class A (A)	28,195	1,390,295
Foot Locker, Inc.	46,693	1,772,933
Lithia Motors, Inc., Class A	9,677	1,312,588
Murphy USA, Inc. (A)	13,913	1,421,491
Penske Automotive Group, Inc.	19,157	899,804
RH (A)	6,767	1,412,611
Williams-Sonoma, Inc.	29,337	2,055,937
Textiles, apparel and luxury goods – 1.7%
Carter's, Inc.	17,395	1,845,088
Deckers Outdoor Corp. (A)	11,385	2,173,510
Hanesbrands, Inc. (B)	161,384	2,220,644
Skechers U.S.A., Inc., Class A (A)	35,284	1,319,269
Steven Madden, Ltd.	39,117	1,508,352
Consumer staples – 2.7%		14,007,837
Beverages – 0.3%
Coca-Cola Consolidated, Inc.	2,053	555,973
The Boston Beer Company, Inc., Class A (A)	3,344	1,191,735
Food and staples retailing – 0.7%
BJ's Wholesale Club Holdings, Inc. (A)	50,678	1,039,913
Grocery Outlet Holding Corp. (A)(B)	8,360	273,706
Performance Food Group Company (A)	39,547	2,048,139
Food products – 1.5%
Darling Ingredients, Inc. (A)	63,255	1,716,108
Flowers Foods, Inc.	70,915	1,526,800
J&J Snack Foods Corp.	5,777	958,058
Lancaster Colony Corp.	9,219	1,425,718
Sanderson Farms, Inc.	7,284	1,002,934
Seaboard Corp.	121	466,529
TreeHouse Foods, Inc. (A)	21,366	952,924
Household products – 0.2%
Spectrum Brands Holdings, Inc.	13,830	849,300
Energy – 1.5%		7,682,173
Energy equipment and services – 0.2%
Transocean, Ltd. (A)(B)	159,517	727,398
Oil, gas and consumable fuels – 1.3%
CVR Energy, Inc.	11,058	382,717
Delek US Holdings, Inc.	27,590	757,621
EnLink Midstream LLC (A)	21,223	106,752
Equitrans Midstream Corp. (B)	83,873	811,052
Kosmos Energy, Ltd.	87,227	445,730
Murphy Oil Corp. (B)	55,132	1,155,567
PBF Energy, Inc., Class A	39,394	1,075,456
WPX Energy, Inc. (A)	185,764	2,219,880
MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Financials – 19.9%		$103,953,687
Banks – 10.3%
Associated Banc-Corp	71,654	1,428,064
Atlantic Union Bankshares Corp.	32,263	1,086,940
BancorpSouth Bank	37,473	1,070,604
Bank of Hawaii Corp.	19,384	1,736,806
Bank OZK	49,411	1,342,991
BankUnited, Inc.	37,766	1,246,278
Cathay General Bancorp	28,621	1,032,073
CenterState Bank Corp.	56,131	1,266,315
CIT Group, Inc.	41,204	1,883,435
Columbia Banking System, Inc.	26,255	1,016,069
Community Bank System, Inc.	19,906	1,319,171
CVB Financial Corp.	53,380	1,108,703
First Citizens BancShares, Inc., Class A	2,845	1,498,803
First Financial Bankshares, Inc.	51,360	1,721,587
First Hawaiian, Inc.	52,912	1,537,623
First Horizon National Corp.	134,895	2,158,320
First Interstate BancSystem, Inc., Class A	8,606	331,331
FNB Corp.	129,067	1,506,212
Fulton Financial Corp.	87,934	1,448,273
Glacier Bancorp, Inc.	36,566	1,549,301
Hancock Whitney Corp.	36,635	1,455,875
Home BancShares, Inc.	61,054	1,167,352
IBERIABANK Corp.	20,056	1,458,272
Investors Bancorp, Inc.	111,789	1,350,970
Old National Bancorp	67,948	1,216,949
PacWest Bancorp	46,138	1,617,137
Pinnacle Financial Partners, Inc.	29,990	1,771,209
Prosperity Bancshares, Inc.	26,439	1,856,018
South State Corp.	13,121	992,079
Sterling Bancorp	79,320	1,586,400
Texas Capital Bancshares, Inc. (A)	20,459	1,124,427
UMB Financial Corp.	18,171	1,207,645
Umpqua Holdings Corp.	86,618	1,463,844
United Bankshares, Inc.	39,336	1,349,225
Valley National Bancorp	128,353	1,351,557
Webster Financial Corp.	40,350	1,810,101
Western Alliance Bancorp	38,158	2,107,466
Wintrust Financial Corp.	22,322	1,412,536
Capital markets – 3.2%
Affiliated Managers Group, Inc.	21,021	1,678,527
BGC Partners, Inc., Class A	85,655	494,229
Eaton Vance Corp.	42,904	1,962,858
Evercore, Inc., Class A	15,287	1,171,290
Federated Investors, Inc., Class B	37,443	1,356,560
Hamilton Lane, Inc., Class A	8,137	528,498
Houlihan Lokey, Inc.	16,130	836,341
Interactive Brokers Group, Inc., Class A	28,648	1,346,456
Janus Henderson Group PLC	64,538	1,630,875
Lazard, Ltd., Class A	49,995	2,097,790
46	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS' INVESTMENTS

MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Financials (continued)
Capital markets (continued)
Legg Mason, Inc.	41,058	$1,607,421
Stifel Financial Corp.	26,315	1,702,317
Virtu Financial, Inc., Class A	30,633	511,265
Consumer finance – 1.1%
FirstCash, Inc.	16,473	1,432,657
Navient Corp.	92,557	1,330,970
OneMain Holdings, Inc.	29,529	1,251,144
SLM Corp.	163,968	1,790,531
Insurance – 3.7%
American National Insurance Company	3,799	418,498
Assured Guaranty, Ltd.	38,346	1,757,781
Axis Capital Holdings, Ltd.	29,391	1,888,372
Brighthouse Financial, Inc. (A)	44,356	1,725,448
Enstar Group, Ltd. (A)	4,428	864,744
Kemper Corp.	25,302	1,882,975
Mercury General Corp.	11,062	543,034
National General Holdings Corp.	26,428	575,338
Primerica, Inc.	18,858	2,235,804
RLI Corp.	18,145	1,687,666
Selective Insurance Group, Inc.	22,827	1,512,289
The Hanover Insurance Group, Inc.	18,053	2,501,785
White Mountains Insurance Group, Ltd.	1,496	1,671,361
Thrifts and mortgage finance – 1.6%
Essent Group, Ltd.	37,438	1,857,299
LendingTree, Inc. (A)	3,075	956,940
MGIC Investment Corp.	133,785	1,844,895
Radian Group, Inc.	78,173	1,914,457
TFS Financial Corp.	19,811	404,739
Washington Federal, Inc.	40,958	1,392,572
Health care – 9.3%		48,560,056
Biotechnology – 2.2%
ACADIA Pharmaceuticals, Inc. (A)	49,652	1,983,101
Allakos, Inc. (A)	10,833	782,143
Allogene Therapeutics, Inc. (A)(B)	18,211	395,543
Arrowhead Pharmaceuticals, Inc. (A)	40,477	1,696,391
Bridgebio Pharma, Inc. (A)(B)	7,918	273,092
Exact Sciences Corp. (A)(B)	4,992	465,654
FibroGen, Inc. (A)	32,116	1,344,055
Global Blood Therapeutics, Inc. (A)	22,770	1,485,970
Ultragenyx Pharmaceutical, Inc. (A)	22,048	1,158,622
United Therapeutics Corp. (A)	18,813	1,837,466
Health care equipment and supplies – 3.2%
Cantel Medical Corp. (B)	14,498	943,240
CONMED Corp.	12,340	1,254,731
Globus Medical, Inc., Class A (A)	27,831	1,455,005
ICU Medical, Inc. (A)	8,738	1,594,423
Integra LifeSciences Holdings Corp. (A)	25,579	1,407,868
LivaNova PLC (A)	18,960	1,288,711
MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Health care (continued)
Health care equipment and supplies (continued)
Neogen Corp. (A)	20,117	$1,353,271
NuVasive, Inc. (A)	20,109	1,550,806
Penumbra, Inc. (A)(B)	10,376	1,820,573
Quidel Corp. (A)	11,678	896,870
Tandem Diabetes Care, Inc. (A)	25,064	1,905,867
Wright Medical Group NV (A)	42,344	1,276,248
Health care providers and services – 1.7%
Amedisys, Inc. (A)	12,435	2,194,653
AMN Healthcare Services, Inc. (A)	18,240	1,229,011
HealthEquity, Inc. (A)	28,050	1,852,983
LHC Group, Inc. (A)	11,536	1,681,372
Premier, Inc., Class A (A)	23,957	832,985
The Ensign Group, Inc.	17,480	790,096
The Pennant Group, Inc. (A)	8,752	231,053
Health care technology – 1.0%
HMS Holdings Corp. (A)	33,739	921,749
Omnicell, Inc. (A)	16,327	1,327,059
Teladoc Health, Inc. (A)(B)	28,752	2,924,356
Life sciences tools and services – 0.8%
Medpace Holdings, Inc. (A)	11,918	1,019,585
Repligen Corp. (A)	18,899	1,897,271
Syneos Health, Inc. (A)	21,099	1,294,635
Pharmaceuticals – 0.4%
Horizon Therapeutics PLC (A)	63,601	2,193,598
Industrials – 15.5%		81,129,857
Aerospace and defense – 0.9%
Aerojet Rocketdyne Holdings, Inc. (A)	28,267	1,471,863
Mercury Systems, Inc. (A)	21,722	1,667,164
Moog, Inc., Class A	12,365	1,108,028
Parsons Corp. (A)	9,167	374,930
Airlines – 0.6%
Copa Holdings SA, Class A	12,337	1,208,533
SkyWest, Inc.	19,773	1,090,876
Spirit Airlines, Inc. (A)	26,244	1,077,841
Building products – 1.0%
Armstrong World Industries, Inc.	19,048	1,911,086
Simpson Manufacturing Company, Inc.	15,517	1,282,790
Trex Company, Inc. (A)	21,258	2,088,386
Commercial services and supplies – 2.7%
ADT, Inc. (B)	42,875	265,825
Advanced Disposal Services, Inc. (A)	31,191	1,027,743
Cimpress PLC (A)(B)	8,499	1,016,735
Clean Harbors, Inc. (A)	19,868	1,633,547
KAR Auction Services, Inc.	59,102	1,242,324
MSA Safety, Inc.	14,105	1,912,638
Stericycle, Inc. (A)	35,839	2,246,389
Tetra Tech, Inc.	20,844	1,784,246
The Brink's Company	19,508	1,642,379
SEE NOTES TO FUNDS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	47

MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Industrials (continued)
Commercial services and supplies (continued)
UniFirst Corp.	5,932	$1,209,713
Construction and engineering – 1.3%
EMCOR Group, Inc.	26,744	2,197,554
MasTec, Inc. (A)	23,536	1,359,204
Quanta Services, Inc.	57,344	2,245,018
Valmont Industries, Inc.	8,513	1,209,357
Electrical equipment – 1.1%
Generac Holdings, Inc. (A)	25,846	2,677,387
GrafTech International, Ltd. (B)	25,686	275,611
nVent Electric PLC	60,665	1,510,559
Regal Beloit Corp.	18,576	1,457,473
Machinery – 3.5%
AGCO Corp.	15,508	1,087,731
Colfax Corp. (A)	35,173	1,236,683
Crane Company	22,494	1,922,337
Gates Industrial Corp. PLC (A)(B)	20,683	257,917
ITT, Inc.	38,462	2,580,031
John Bean Technologies Corp.	12,334	1,393,619
Kennametal, Inc.	30,610	957,787
Oshkosh Corp.	28,111	2,418,670
Proto Labs, Inc. (A)	9,384	971,244
RBC Bearings, Inc. (A)	9,606	1,493,829
Rexnord Corp. (A)	40,712	1,329,247
The Timken Company	27,119	1,424,561
Watts Water Technologies, Inc., Class A	10,798	1,076,669
Marine – 0.3%
Kirby Corp. (A)	22,769	1,668,740
Professional services – 1.8%
ASGN, Inc. (A)	20,031	1,355,898
Exponent, Inc.	20,112	1,463,550
FTI Consulting, Inc. (A)	14,295	1,716,258
Insperity, Inc.	15,229	1,330,558
ManpowerGroup, Inc.	26,448	2,419,728
TriNet Group, Inc. (A)	17,379	991,646
Road and rail – 0.7%
Landstar System, Inc.	17,761	1,967,031
Ryder System, Inc.	19,274	919,755
Schneider National, Inc., Class B	23,566	524,815
Trading companies and distributors – 1.4%
Air Lease Corp.	41,221	1,770,030
GATX Corp.	13,825	1,052,497
MSC Industrial Direct Company, Inc., Class A	17,407	1,184,894
SiteOne Landscape Supply, Inc. (A)(B)	18,394	1,775,941
Univar Solutions, Inc. (A)	64,006	1,379,329
Transportation infrastructure – 0.2%
Macquarie Infrastructure Corp.	28,648	1,263,663
MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology – 13.9%		$72,668,965
Communications equipment – 1.1%
EchoStar Corp., Class A (A)	18,968	756,918
Lumentum Holdings, Inc. (A)	29,227	2,214,530
ViaSat, Inc. (A)	22,880	1,456,312
Viavi Solutions, Inc. (A)	88,087	1,242,027
Electronic equipment, instruments and components – 2.7%
Avnet, Inc.	39,858	1,454,418
Coherent, Inc. (A)	9,471	1,339,484
II-VI, Inc. (A)(B)	10,080	339,192
Itron, Inc. (A)	15,805	1,292,059
Jabil, Inc.	55,111	2,143,267
Littelfuse, Inc.	9,245	1,635,533
Novanta, Inc. (A)	11,732	1,064,444
SYNNEX Corp.	16,792	2,313,266
Tech Data Corp. (A)	16,082	2,314,843
IT services – 2.1%
CoreLogic, Inc.	36,855	1,713,758
KBR, Inc.	54,449	1,481,013
LiveRamp Holdings, Inc. (A)	26,233	1,055,616
ManTech International Corp., Class A	11,583	929,883
MAXIMUS, Inc.	27,596	1,980,013
Perspecta, Inc.	53,988	1,515,443
Science Applications International Corp.	18,388	1,613,915
Switch, Inc., Class A	28,832	461,312
Semiconductors and semiconductor equipment – 2.4%
Cirrus Logic, Inc. (A)	22,596	1,735,599
Cree, Inc. (A)	47,207	2,194,653
Enphase Energy, Inc. (A)(B)	48,482	1,528,153
MKS Instruments, Inc.	21,215	2,223,756
Semtech Corp. (A)	26,259	1,265,421
Silicon Laboratories, Inc. (A)	18,368	1,805,758
SolarEdge Technologies, Inc. (A)	20,881	2,043,415
Software – 5.0%
ACI Worldwide, Inc. (A)	45,406	1,564,237
Appfolio, Inc., Class A (A)	6,555	861,589
Appian Corp. (A)(B)	13,478	687,917
Blackbaud, Inc.	19,199	1,503,858
Cerence, Inc. (A)	13,907	296,914
Cornerstone OnDemand, Inc. (A)	24,461	1,438,307
Envestnet, Inc. (A)	20,050	1,581,344
FireEye, Inc. (A)	83,767	1,338,597
Globant SA (A)	9,513	1,167,245
j2 Global, Inc.	20,049	1,921,897
LogMeIn, Inc.	21,098	1,813,795
Manhattan Associates, Inc. (A)	23,946	2,046,425
Medallia, Inc. (A)	6,436	181,624
Nuance Communications, Inc. (A)	111,238	2,104,623
Nutanix, Inc., Class A (A)	69,816	2,266,926
PagerDuty, Inc. (A)(B)	4,940	115,201
Q2 Holdings, Inc. (A)(B)	18,870	1,645,275
48	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS' INVESTMENTS

MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Software (continued)
Qualys, Inc. (A)	13,046	$1,118,564
Teradata Corp. (A)	50,557	1,230,557
Verint Systems, Inc. (A)	25,221	1,462,818
Technology hardware, storage and peripherals – 0.6%
NCR Corp. (A)	47,041	1,586,223
Pure Storage, Inc., Class A (A)	91,069	1,621,028
Materials – 4.3%		22,472,038
Chemicals – 2.9%
Ashland Global Holdings, Inc.	23,602	1,746,076
Balchem Corp.	12,618	1,362,996
Huntsman Corp.	85,926	1,766,639
Ingevity Corp. (A)	16,825	1,097,327
NewMarket Corp.	3,331	1,464,374
Olin Corp.	64,357	956,989
PolyOne Corp.	36,866	1,223,214
Quaker Chemical Corp. (B)	7,098	1,178,410
Sensient Technologies Corp.	20,479	1,223,620
Valvoline, Inc.	73,805	1,555,809
W.R. Grace & Company	25,359	1,708,182
Construction materials – 0.3%
Eagle Materials, Inc.	17,750	1,618,268
Containers and packaging – 0.6%
Ardagh Group SA	7,540	143,863
Graphic Packaging Holding Company	114,321	1,786,837
Silgan Holdings, Inc.	37,647	1,161,786
Metals and mining – 0.2%
Allegheny Technologies, Inc. (A)	45,598	786,566
Paper and forest products – 0.3%
Louisiana-Pacific Corp.	55,120	1,691,082
Real estate – 11.0%		57,652,806
Equity real estate investment trusts – 10.7%
Agree Realty Corp.	17,702	1,344,113
American Assets Trust, Inc.	21,167	964,369
Apple Hospitality REIT, Inc.	82,029	1,232,076
Brandywine Realty Trust	65,493	1,023,001
Columbia Property Trust, Inc.	47,732	1,007,145
Corporate Office Properties Trust	42,902	1,277,193
Cousins Properties, Inc.	38,148	1,561,398
EastGroup Properties, Inc.	14,114	1,920,492
Empire State Realty Trust, Inc., Class A	59,774	810,535
Equity Commonwealth	45,272	1,484,469
First Industrial Realty Trust, Inc.	48,290	2,061,983
Healthcare Realty Trust, Inc.	48,664	1,754,824
Highwoods Properties, Inc.	39,452	1,976,940
Hudson Pacific Properties, Inc.	40,754	1,481,000
JBG SMITH Properties	40,674	1,649,331
Life Storage, Inc.	17,891	2,024,903
MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Real estate (continued)
Equity real estate investment trusts (continued)
National Health Investors, Inc.	15,891	$1,340,883
National Storage Affiliates Trust	24,906	850,540
Outfront Media, Inc.	54,498	1,620,771
Paramount Group, Inc.	80,456	1,131,211
Park Hotels & Resorts, Inc.	87,461	1,918,894
Pebblebrook Hotel Trust	50,768	1,204,217
Physicians Realty Trust	70,795	1,369,883
Piedmont Office Realty Trust, Inc., Class A	60,799	1,409,929
PotlatchDeltic Corp.	22,455	965,565
PS Business Parks, Inc.	8,056	1,349,863
QTS Realty Trust, Inc., Class A	23,384	1,330,082
Rayonier, Inc.	50,169	1,524,134
Rexford Industrial Realty, Inc.	43,373	2,090,145
RLJ Lodging Trust	66,105	1,028,594
Ryman Hospitality Properties, Inc.	19,857	1,688,441
Sabra Health Care REIT, Inc.	70,580	1,517,470
Service Properties Trust	62,430	1,347,239
Spirit Realty Capital, Inc.	34,589	1,825,607
STAG Industrial, Inc.	49,595	1,598,943
Sunstone Hotel Investors, Inc.	86,307	1,094,373
Terreno Realty Corp.	27,552	1,577,628
The Macerich Company	60,326	1,345,873
Weingarten Realty Investors	46,004	1,338,716
Real estate management and development – 0.3%
Cushman & Wakefield PLC (A)	30,425	584,769
Kennedy-Wilson Holdings, Inc.	47,554	1,025,264
Utilities – 5.6%		29,113,686
Electric utilities – 1.8%
ALLETE, Inc.	19,699	1,644,473
El Paso Electric Company	17,282	1,176,731
Hawaiian Electric Industries, Inc.	49,042	2,398,644
PNM Resources, Inc.	31,042	1,683,408
Portland General Electric Company	37,938	2,333,187
Gas utilities – 1.8%
National Fuel Gas Company	32,914	1,421,556
New Jersey Resources Corp.	35,277	1,457,646
ONE Gas, Inc.	19,951	1,885,370
South Jersey Industries, Inc.	35,655	1,098,174
Southwest Gas Holdings, Inc.	21,977	1,659,483
Spire, Inc.	18,947	1,597,611
Independent power and renewable electricity producers – 0.7%
Clearway Energy, Inc., Class A	13,283	274,825
Clearway Energy, Inc., Class C	27,998	592,718
Ormat Technologies, Inc.	15,850	1,256,271
Pattern Energy Group, Inc.	42,887	1,154,089
TerraForm Power, Inc., Class A	29,060	525,695
SEE NOTES TO FUNDS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	49

MULTIFACTOR SMALL CAP ETF (continued)

	Shares or Principal Amount	Value
Utilities (continued)
Multi-utilities – 0.9%
Avista Corp.	24,751	$1,258,588
Black Hills Corp.	23,132	1,920,650
NorthWestern Corp.	19,126	1,472,128
Water utilities – 0.4%
American States Water Company	13,902	1,231,161
California Water Service Group	20,382	1,071,278

SHORT-TERM INVESTMENTS – 3.1%		$16,208,967
(Cost $16,207,574)
Short-term funds – 3.1%		16,208,967
John Hancock Collateral Trust, 1.6984% (C)(D)	1,561,114	15,623,315

State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.5121% (C)	585,652	585,652
Total investments (Multifactor Small Cap ETF) (Cost $507,337,711) 103.1%		$538,435,408
Other assets and liabilities, net (3.1%)		(15,938,408)
Total net assets 100.0%		$522,497,000

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 1-31-20. The value of securities on loan amounted to $14,772,069.
(C)	The rate shown is the annualized seven-day yield as of 1-31-20.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
MULTIFACTOR TECHNOLOGY ETF

As of 1-31-20 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 99.9%		$43,226,952
(Cost $36,644,408)
Industrials – 1.2%		550,357
Electrical equipment – 0.4%
Sensata Technologies Holding PLC (A)	3,698	174,804
Industrial conglomerates – 0.8%
Roper Technologies, Inc.	984	375,553
Information technology – 98.7%		42,676,595
Communications equipment – 6.6%
Arista Networks, Inc. (A)	1,140	254,608
Ciena Corp. (A)	3,635	147,835
Cisco Systems, Inc.	32,025	1,472,189
F5 Networks, Inc. (A)	1,353	165,228
Juniper Networks, Inc.	7,209	165,374
Lumentum Holdings, Inc. (A)	1,469	111,306
Motorola Solutions, Inc.	2,741	485,157
Ubiquiti, Inc. (B)	399	65,205
MULTIFACTOR TECHNOLOGY ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Electronic equipment, instruments and components – 8.0%
Amphenol Corp., Class A	7,108	$707,033
Cognex Corp.	2,786	142,002
Corning, Inc.	16,267	434,166
FLIR Systems, Inc.	3,455	178,071
Jabil, Inc.	5,668	220,429
Keysight Technologies, Inc. (A)	3,828	355,966
Littelfuse, Inc.	651	115,168
National Instruments Corp.	2,940	131,212
TE Connectivity, Ltd.	6,763	623,413
Trimble, Inc. (A)	6,031	256,438
Zebra Technologies Corp., Class A (A)	1,286	307,380
IT services – 9.0%
Akamai Technologies, Inc. (A)	3,847	359,117
Amdocs, Ltd.	2,723	195,920
Cognizant Technology Solutions Corp., Class A	5,283	324,271
DXC Technology Company	5,123	163,321
EPAM Systems, Inc. (A)	937	213,767
GoDaddy, Inc., Class A (A)	2,444	164,261
IBM Corp.	9,416	1,353,362
MongoDB, Inc. (A)(B)	456	74,743
Okta, Inc. (A)	1,221	156,349
Perspecta, Inc.	3,194	89,656
Science Applications International Corp.	1,398	122,702
Switch, Inc., Class A	741	11,856
Twilio, Inc., Class A (A)(B)	2,351	292,323
VeriSign, Inc. (A)	1,805	375,693
Semiconductors and semiconductor equipment – 31.2%
Advanced Micro Devices, Inc. (A)	6,780	318,660
Analog Devices, Inc.	3,858	423,416
Applied Materials, Inc.	11,311	655,925
Broadcom, Inc.	3,246	990,549
Cree, Inc. (A)	2,378	110,553
Cypress Semiconductor Corp.	8,710	203,204
Entegris, Inc.	3,203	165,787
First Solar, Inc. (A)	1,467	72,734
Intel Corp.	37,309	2,385,164
KLA Corp.	4,491	744,338
Lam Research Corp.	4,069	1,213,416
Marvell Technology Group, Ltd.	12,546	301,606
Maxim Integrated Products, Inc.	7,411	445,549
Microchip Technology, Inc. (B)	5,118	498,903
Micron Technology, Inc. (A)	15,459	820,718
MKS Instruments, Inc.	1,037	108,698
Monolithic Power Systems, Inc.	713	122,044
NVIDIA Corp.	2,604	615,664
ON Semiconductor Corp. (A)	9,692	224,370
Qorvo, Inc. (A)	2,601	275,342
QUALCOMM, Inc.	7,714	658,081
Silicon Laboratories, Inc. (A)	815	80,123
50	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS' INVESTMENTS

MULTIFACTOR TECHNOLOGY ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
Skyworks Solutions, Inc.	3,627	$410,395
SolarEdge Technologies, Inc. (A)	784	76,722
Teradyne, Inc.	4,329	285,671
Texas Instruments, Inc.	6,434	776,262
Universal Display Corp.	620	109,225
Xilinx, Inc.	4,617	390,044
Software – 31.1%
Adobe, Inc. (A)	2,291	804,462
Alteryx, Inc., Class A (A)(B)	510	71,130
Anaplan, Inc. (A)	1,006	57,936
ANSYS, Inc. (A)	1,563	428,778
Appian Corp. (A)	311	15,873
Aspen Technology, Inc. (A)	1,217	144,799
Atlassian Corp. PLC, Class A (A)	931	136,857
Autodesk, Inc. (A)	1,256	247,244
Avalara, Inc. (A)	595	50,658
Blackbaud, Inc.	771	60,392
Cadence Design Systems, Inc. (A)	4,156	299,689
CDK Global, Inc.	2,016	108,219
Cerence, Inc. (A)	774	16,525
Ceridian HCM Holding, Inc. (A)	1,344	98,502
Citrix Systems, Inc.	2,756	334,082
Coupa Software, Inc. (A)	695	111,999
Crowdstrike Holdings, Inc., Class A (A)	230	14,051
DocuSign, Inc. (A)	1,605	126,009
Dropbox, Inc., Class A (A)	2,345	39,912
Elastic NV (A)	354	22,968
Fair Isaac Corp. (A)	540	217,285
Fortinet, Inc. (A)	1,944	224,260
Guidewire Software, Inc. (A)	1,632	183,600
HubSpot, Inc. (A)	424	76,719
Intuit, Inc.	1,428	400,383
j2 Global, Inc. (B)	1,288	123,468
Manhattan Associates, Inc. (A)	1,224	104,603
Medallia, Inc. (A)	161	4,543
Microsoft Corp.	16,397	2,791,261
NortonLifeLock, Inc.	11,361	322,880
Nuance Communications, Inc. (A)	6,176	116,850
Nutanix, Inc., Class A (A)	1,751	56,855
Oracle Corp.	21,577	1,131,714
Palo Alto Networks, Inc. (A)	1,133	266,006
Paycom Software, Inc. (A)	822	261,528
Paylocity Holding Corp. (A)	422	59,878
Pegasystems, Inc.	673	58,019
Proofpoint, Inc. (A)	676	83,020
PTC, Inc. (A)	1,899	157,845
Q2 Holdings, Inc. (A)(B)	459	40,020
RealPage, Inc. (A)	1,595	93,068
RingCentral, Inc., Class A (A)	873	179,471
MULTIFACTOR TECHNOLOGY ETF (continued)

	Shares or Principal Amount	Value
Information technology (continued)
Software (continued)
salesforce.com, Inc. (A)	5,224	$952,387
ServiceNow, Inc. (A)	1,038	351,083
Smartsheet, Inc., Class A (A)	954	46,250
SolarWinds Corp. (A)(B)	1,023	19,355
Splunk, Inc. (A)	1,795	278,692
SS&C Technologies Holdings, Inc.	4,969	313,097
Synopsys, Inc. (A)	3,221	475,130
Teradata Corp. (A)	2,309	56,201
The Trade Desk, Inc., Class A (A)	412	110,902
Tyler Technologies, Inc. (A)	723	234,021
VMware, Inc., Class A (A)	766	113,414
Workday, Inc., Class A (A)	894	165,059
Zendesk, Inc. (A)	1,357	117,245
Zoom Video Communications, Inc., Class A (A)(B)	268	20,448
Zscaler, Inc. (A)(B)	692	38,814
Technology hardware, storage and peripherals – 12.8%
Apple, Inc.	10,828	3,351,375
Dell Technologies, Inc., Class C (A)	1,808	88,176
Hewlett Packard Enterprise Company	28,875	402,229
HP, Inc.	12,467	265,796
NetApp, Inc.	5,200	277,680
Pure Storage, Inc., Class A (A)	4,087	72,749
Seagate Technology PLC	7,581	432,041
Western Digital Corp.	6,911	452,671
Xerox Holdings Corp.	5,053	179,735

SHORT-TERM INVESTMENTS – 2.9%		$1,231,482
(Cost $1,231,376)
Short-term funds – 2.9%		1,231,482
John Hancock Collateral Trust, 1.6984% (C)(D)	116,869	1,169,605

State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.5121% (C)	61,877	61,877
Total investments (Multifactor Technology ETF) (Cost $37,875,784) 102.8%		$44,458,434
Other assets and liabilities, net (2.8%)		(1,208,657)
Total net assets 100.0%		$43,249,777

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 1-31-20. The value of securities on loan amounted to $1,114,408.
(C)	The rate shown is the annualized seven-day yield as of 1-31-20.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
SEE NOTES TO FUNDS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIFACTOR ETFS	51

MULTIFACTOR UTILITIES ETF

As of 1-31-20 (unaudited)
	Shares or Principal Amount	Value
COMMON STOCKS – 99.9%		$37,133,607
(Cost $34,081,010)
Utilities – 99.9%		37,133,607
Electric utilities – 54.3%
ALLETE, Inc.	2,195	183,239
Alliant Energy Corp.	11,902	706,503
American Electric Power Company, Inc.	13,022	1,357,153
Avangrid, Inc.	3,293	175,385
Duke Energy Corp.	12,035	1,174,977
Edison International	20,243	1,549,602
Entergy Corp.	10,191	1,340,320
Evergy, Inc.	13,789	995,014
Eversource Energy	13,925	1,287,227
Exelon Corp.	37,175	1,769,158
FirstEnergy Corp.	25,705	1,305,557
Hawaiian Electric Industries, Inc.	7,425	363,157
IDACORP, Inc.	1,913	214,619
NextEra Energy, Inc.	5,397	1,447,475
OGE Energy Corp.	8,374	383,948
Pinnacle West Capital Corp.	7,837	765,597
PNM Resources, Inc.	4,079	221,204
Portland General Electric Company	5,976	367,524
PPL Corp.	52,573	1,902,617
The Southern Company	24,277	1,709,101
Xcel Energy, Inc.	14,056	972,532
Gas utilities – 5.0%
Atmos Energy Corp.	5,141	601,651
New Jersey Resources Corp.	2,802	115,779
ONE Gas, Inc.	2,746	259,497
Southwest Gas Holdings, Inc.	3,559	268,740
Spire, Inc.	2,162	182,300
UGI Corp.	9,826	408,663
Independent power and renewable electricity producers – 4.8%
AES Corp.	32,977	654,923
NRG Energy, Inc.	9,819	362,223
Vistra Energy Corp.	34,248	771,265
Multi-utilities – 32.1%
Ameren Corp.	13,091	1,074,117
Black Hills Corp.	3,490	289,775
CenterPoint Energy, Inc.	38,049	1,007,538
CMS Energy Corp.	13,657	935,641
Consolidated Edison, Inc.	21,969	2,065,086
Dominion Energy, Inc.	10,054	862,131
DTE Energy Company	10,693	1,417,999
NiSource, Inc.	16,710	489,770
Public Service Enterprise Group, Inc.	30,007	1,776,414
Sempra Energy	6,191	994,522
WEC Energy Group, Inc.	10,236	1,022,474
Water utilities – 3.7%
American Water Works Company, Inc.	7,558	1,029,400
MULTIFACTOR UTILITIES ETF (continued)

	Shares or Principal Amount	Value
Utilities (continued)
Water utilities (continued)
Aqua America, Inc.	6,773	$351,790

SHORT-TERM INVESTMENTS – 0.2%		$50,548
(Cost $50,548)
Short-term funds – 0.2%		50,548
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.5121% (A)	50,548	50,548
Total investments (Multifactor Utilities ETF) (Cost $34,131,558) 100.1%		$37,184,155
Other assets and liabilities, net (0.1%)		(21,373)
Total net assets 100.0%		$37,162,782

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	The rate shown is the annualized seven-day yield as of 1-31-20.
52	JOHN HANCOCK MULTIFACTOR ETFS | QUARTERLY REPORT	SEE NOTES TO FUNDS' INVESTMENTS

Notes to Funds' investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the funds' Valuation Policies and Procedures.
In order to value the securities, the funds use the following valuation techniques: Equity securities, including exchange-traded funds and closed-end funds, held by the funds are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor valued at London close.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the funds' Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the funds' Pricing Committee, following procedures established by the Board of Trustees. The funds may use fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The funds use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the funds' own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the funds' investments as of January 31, 2020, by major security category or type:
	Total value at 1-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multifactor Consumer Discretionary ETF
Investments in securities:
Assets
Common stocks	$39,796,363	$39,796,363	—	—
Short-term investments	899,612	899,612	—	—
Total investments in securities	$40,695,975	$40,695,975	—	—

Multifactor Consumer Staples ETF
Investments in securities:
Assets
Common stocks	$30,444,888	$30,444,888	—	—
Short-term investments	623,226	623,226	—	—
Total investments in securities	$31,068,114	$31,068,114	—	—

Multifactor Developed International ETF
Investments in securities:
Assets
Common stocks	$490,581,020	$490,581,020	—	—
Preferred securities	3,460,952	3,460,952	—	—
Short-term investments	3,197,681	3,197,681	—	—
Total investments in securities	$497,239,653	$497,239,653	—	—

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	Total value at 1-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multifactor Emerging Markets ETF
Investments in securities:
Assets
Common stocks
Brazil	$44,169,190	$44,166,552	$2,638	—
Chile	6,465,579	6,465,579	—	—
China	187,080,512	187,080,512	—	—
Hong Kong	34,334,117	34,334,117	—	—
India	92,556,777	92,495,258	48,933	$12,586
Indonesia	20,873,218	20,873,218	—	—
Malaysia	16,570,916	16,570,916	—	—
Mexico	21,018,749	21,018,749	—	—
Netherlands	2,592,389	2,592,389	—	—
Philippines	11,252,396	11,252,396	—	—
Poland	7,990,085	7,990,085	—	—
Romania	492,007	492,007	—	—
Russia	29,657,375	29,657,375	—	—
South Africa	43,191,717	43,191,717	—	—
South Korea	104,930,127	104,930,127	—	—
Taiwan	103,624,983	103,624,983	—	—
Thailand	20,811,733	20,811,733	—	—
Turkey	5,033,699	5,033,699	—	—
Preferred securities
Brazil	18,108,022	18,100,964	7,058	—
Chile	446,990	446,990	—	—
Investment companies	131,937	131,937	—	—
Warrants	1,632	—	1,632	—
Short-term investments	10,431,248	10,431,248	—	—
Total investments in securities	$781,765,398	$781,692,551	$60,261	$12,586

Multifactor Energy ETF
Investments in securities:
Assets
Common stocks	$17,677,654	$17,677,654	—	—
Short-term investments	23,060	23,060	—	—
Total investments in securities	$17,700,714	$17,700,714	—	—

Multifactor Financials ETF
Investments in securities:
Assets
Common stocks	$34,957,729	$34,957,729	—	—
Short-term investments	70,717	70,717	—	—
Total investments in securities	$35,028,446	$35,028,446	—	—

Multifactor Healthcare ETF
Investments in securities:
Assets
Common stocks	$40,139,281	$40,139,281	—	—
Short-term investments	207,141	207,141	—	—
Total investments in securities	$40,346,422	$40,346,422	—	—

Multifactor Industrials ETF
Investments in securities:
Assets
54	|

	Total value at 1-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multifactor Industrials ETF (continued)
Common stocks	$28,603,053	$28,603,053	—	—
Short-term investments	321,690	321,690	—	—
Total investments in securities	$28,924,743	$28,924,743	—	—

Multifactor Large Cap ETF
Investments in securities:
Assets
Common stocks	$919,084,461	$919,084,461	—	—
Short-term investments	6,094,158	6,094,158	—	—
Total investments in securities	$925,178,619	$925,178,619	—	—

Multifactor Materials ETF
Investments in securities:
Assets
Common stocks	$19,897,143	$19,897,143	—	—
Short-term investments	401,361	401,361	—	—
Total investments in securities	$20,298,504	$20,298,504	—	—

Multifactor Media and Communications ETF
Investments in securities:
Assets
Common stocks	$22,557,922	$22,557,922	—	—
Short-term investments	898,494	898,494	—	—
Total investments in securities	$23,456,416	$23,456,416	—	—

Multifactor Mid Cap ETF
Investments in securities:
Assets
Common stocks	$1,620,786,950	$1,620,786,950	—	—
Short-term investments	26,917,137	26,917,137	—	—
Total investments in securities	$1,647,704,087	$1,647,704,087	—	—

Multifactor Small Cap ETF
Investments in securities:
Assets
Common stocks	$522,226,441	$522,226,441	—	—
Short-term investments	16,208,967	16,208,967	—	—
Total investments in securities	$538,435,408	$538,435,408	—	—

Multifactor Technology ETF
Investments in securities:
Assets
Common stocks	$43,226,952	$43,226,952	—	—
Short-term investments	1,231,482	1,231,482	—	—
Total investments in securities	$44,458,434	$44,458,434	—	—

Multifactor Utilities ETF
Investments in securities:
Assets
Common stocks	$37,133,607	$37,133,607	—	—
Short-term investments	50,548	50,548	—	—
Total investments in securities	$37,184,155	$37,184,155	—	—
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Investment in affiliated underlying funds. The funds may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the funds' fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the funds, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multifactor Consumer Discretionary ETF
John Hancock Collateral Trust	85,128	$1,156,793	$13,410,517	$(13,715,433)	$3	$63	$4,828	—	$851,943
Multifactor Consumer Staples ETF
John Hancock Collateral Trust	59,374	$216,306	$4,299,829	$(3,922,032)	$37	$62	$5,591	—	$594,202
Multifactor Developed International ETF
John Hancock Collateral Trust	222,857	$30,501,151	$58,665,751	$(86,936,082)	$(176)	$(338)	$93,679	—	$2,230,306
Multifactor Emerging Markets ETF
John Hancock Collateral Trust	838,157	$4,188,357	$26,698,202	$(22,499,629)	$177	$1,001	$44,299	—	$8,388,108
Multifactor Energy ETF
John Hancock Collateral Trust	—	—	$1,225,026	$(1,224,981)	$(45)	—	$267	—	—
Multifactor Financials ETF
John Hancock Collateral Trust	2,110	—	$2,316,561	$(2,295,453)	$12	—	$243	—	$21,120
Multifactor Healthcare ETF
John Hancock Collateral Trust	17,106	$637,469	$5,825,848	$(6,292,130)	$17	$(9)	$1,352	—	$171,195
Multifactor Industrials ETF
John Hancock Collateral Trust	27,719	$257,948	$3,308,667	$(3,289,236)	$(7)	$33	$1,229	—	$277,405
Multifactor Large Cap ETF
John Hancock Collateral Trust	568,496	$4,260,052	$64,796,659	$(63,367,926)	$37	$579	$19,360	—	$5,689,401
Multifactor Materials ETF
John Hancock Collateral Trust	36,952	—	$3,331,064	$(2,961,281)	$10	$18	$749	—	$369,811
Multifactor Media and Communications ETF
John Hancock Collateral Trust	89,084	—	$4,280,765	$(3,389,378)	$90	$59	—	—	$891,536
Multifactor Mid Cap ETF
John Hancock Collateral Trust	2,580,913	$11,926,516	$243,002,610	$(229,103,420)	$516	$3,042	$75,280	—	$25,829,264
Multifactor Small Cap ETF
John Hancock Collateral Trust	1,561,114	$17,290,805	$168,319,643	$(169,988,112)	$(124)	$1,103	$69,709	—	$15,623,315
Multifactor Technology ETF
John Hancock Collateral Trust	116,869	$595,033	$16,956,792	$(16,382,363)	$43	$100	$3,669	—	$1,169,605
Multifactor Utilities ETF
John Hancock Collateral Trust	—	—	$69,550	$(69,550)	—	—	$1	—	—
For additional information on the funds' significant accounting policies and risks, please refer to the funds' most recent semiannual or annual shareholder report and prospectus.
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